As filed with the Securities and Exchange Commission
on April 28, 2023

 1933 Act File No. 333-215607

1940 Act File No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 57

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 63

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 880-0200

(Name and Address of Agent for Service)	Copy to:
Carly Arison One Liberty Plaza, 46th Floor New York, NY 10006	Laura E. Flores Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b); or
[ ]	on (date) pursuant to paragraph (b); or
[ ]	60 days after filing pursuant to paragraph (a)(1); or
[ ]	on (date) pursuant to paragraph (a)(1); or
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Syntax ETF Trust (the “Trust”)

Syntax Stratified LargeCap ETF (SSPY)
Syntax Stratified MidCap ETF (SMDY)
Syntax Stratified SmallCap ETF (SSLY)
Syntax Stratified U.S. Total Market ETF (SYUS)
Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Syntax Stratified Total Market II ETF (SYII)
Syntax Stratified LargeCap II ETF (SPYS)

May 1, 2023

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Syntax ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios (each a “Fund”, and collectively the “Funds” or “Syntax Funds”). This Prospectus relates to the following portfolios of the Trust:

NAME	CUSIP	SYMBOL
Syntax Stratified LargeCap ETF	87166N106	SSPY
Syntax Stratified MidCap ETF	87166N205	SMDY
Syntax Stratified SmallCap ETF	87166N304	SSLY
Syntax Stratified U.S. Total Market ETF	87166N403	SYUS
Syntax Stratified U.S. Total Market Hedged ETF	87166N502	SHUS
Syntax Stratified Total Market II ETF	87166N700	SYII
Syntax Stratified LargeCap II ETF	N/A	SPYS

Each of the Funds is an exchange-traded fund (“ETF”). This means that shares of each Fund are listed on NYSE Arca, Inc., its Principal U.S. Listing Exchange, a national securities exchange, and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol as shown above. Syntax Stratified LargeCap II ETF had not commenced operations as of the date of this Prospectus. As of the date of this Prospectus, the shares of the Syntax Stratified LargeCap II ETF are not yet listed or available for purchase. The Trust will announce the listing of the Syntax Stratified LargeCap II ETF’s shares on its website if and when they become available for purchase through a broker or other financial intermediary.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

SYNTAX STRATIFIED LARGECAP ETF	3
SYNTAX STRATIFIED MIDCAP ETF	10
SYNTAX STRATIFIED SMALLCAP ETF	16
SYNTAX STRATIFIED U.S. TOTAL MARKET ETF	22
SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF	27
SYNTAX STRATIFIED TOTAL MARKET II ETF	35
SYNTAX STRATIFIED LARGECAP II ETF	41
ADDITIONAL STRATEGIES INFORMATION	44
ADDITIONAL RISK INFORMATION	48
MANAGEMENT	53
INDEX/TRADEMARK LICENSES AND DISCLAIMER	59
ADDITIONAL PURCHASE AND SALE INFORMATION	60
DISTRIBUTIONS	61
PORTFOLIO HOLDINGS DISCLOSURE	62
U.S. FEDERAL INCOME TAXATION	62
GENERAL INFORMATION	65
PREMIUM/DISCOUNT INFORMATION	65
CODE OF ETHICS	65
DISTRIBUTION PLAN	65
OTHER INFORMATION	66
FINANCIAL HIGHLIGHTS	66
WHERE TO LEARN MORE ABOUT THE FUNDS	62

SYNTAX STRATIFIED LARGECAP ETF

OBJECTIVE

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.45%
Distribution and Service (12b-1) Fees[1]	0.00%
Other expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement[2]	0.15%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement[2]	0.30%

(1)	The Fund currently pays no 12b-1 fees.

(2)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual -approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$31	$129	$237	$552

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks the performance of the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax, LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified WeightTM version, as described below, of the S&P 500 Index and consists of the same constituents as the S&P 500 Index. The Index may include some small, mid and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 95% of its total assets in the securities comprising the Index. From time to time the Fund may invest in and hold securities that are not included in the Index when the Adviser believes such securities will help the Fund to achieve its investment objective. The Adviser also may determine to not apply the Stratified-Weight™ weighting methodology to certain of the Fund’s holdings when it believes doing so is in the best interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 500 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of December 31, 2022 was between $3.9 billion and $2.1 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The 500 Series of the Syntax Index Series LP (“500 Series”), a privately offered fund managed by the Adviser was reorganized into the Fund as of January 2, 2019, upon commencement of the Fund’s operations. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015, until the Fund’s commencement of operations for which performance information is shown below. The 500 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 500 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituent securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.

Highest Quarterly Return	Second Quarter 2020	20.47%
Lowest Quarterly Return	First Quarter 2020	-25.31%

Average Annual Total Returns (for periods ending 12/31/22)*

	One Year	Five Years	Since Inception (1/1/2015)
Return Before Taxes	-9.02%	9.62%	9.92%
Return After Taxes on Distributions**	-9.38%	-	-
Return After Taxes on Distributions and Sale of Fund Shares**	-5.09%	-	-
S&P 500 Index	-18.11%	9.42%	10.17%

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.

**	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance information has not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group Inc. serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED MIDCAP ETF

OBJECTIVE

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.45%
Distribution and service (12b-1) fees[1]	0.00%
Other expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement[2]	0.10%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[2]	0.35%

(1)	The Fund currently pays no 12b-1 fees.

(2)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$36	$134	$242	$557

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax, LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified-Weight™ version, as described below, of the broad-based S&P MidCap 400 Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P MidCap 400 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2022 was between $1.7 billion and $30.5 billion The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The 400 Series of the Syntax Index Series LP (“400 Series”), a privately offered fund managed by the Adviser, was reorganized into the Fund as of January 16, 2020, upon commencement of the Fund’s operations. The Fund’s performance information, from January 1, 2015, to the Fund’s commencement of operations is that of the 400 Series, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 400 Series for the entire period from January 1, 2015, until the Fund’s commencement of operations for which performance information is shown below. The 400 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

*	Performance from January 1, 2015, to the Fund’s commencement of operations on January 16, 2020, is that of the 400 Series

Highest Quarterly Return	Second Quarter 2020	27.69%
Lowest Quarterly Return	First Quarter 2020	-29.77%

Average Annual Total Returns (for periods ending 12/31/22)*

	One Year	Five Years	Since Inception (1/1/2015)
Return Before Taxes	-12.61%	7.33%	8.14%
Return After Taxes on Distributions**	-12.83%	-	-
Return After Taxes on Distributions and Sale of Fund Shares**	-7.32%	-	-
S&P MidCap 400 Index	-13.06%	6.71%	8.35%

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400 Series.

**	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance have not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group Inc. serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED SMALLCAP ETF

OBJECTIVE

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified SmallCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.45%
Distribution and service (12b-1) fees[1]	0.00%
Other expenses	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[2]	0.40%

(1)	The Fund currently pays no 12b-1 fees.

(2)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.40% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$41	$139	$247	$562

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index, which was created by Syntax LLC (“Syntax” or the “Index Provider”), an affiliate of the Adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P SmallCap 600 Index and holds the same constituents as the S&P SmallCap 600 Index. Although the S&P SmallCap 600 Index seeks to measure the small cap segment of the US equity market, it may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Under normal market conditions, the Fund invests substantially all, and at least 80% of its total assets in the securities comprising the Index. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 600 components allocated across the above-described Related Business Risk groups. The Index is reconstituted at the time the S&P SmallCap 600 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2022 was between $203 million and $6.2 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in the Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Highest Quarterly Return	First Quarter 2021	19.89%
Lowest Quarterly Return	Second Quarter 2022	-14.88%

Average Annual Total Returns (for periods ending 12/31/22)

	One Year	Since Inception (5/28/2020)
Return Before Taxes	-18.55%	16.38%
Return After Taxes on Distributions	-18.77%	14.94%
Return After Taxes on Distributions and Sale of Fund Shares	-10.83%	12.39%
S&P SmallCap 600 Index	-16.10%	16.30%

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group Inc. serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED U.S. TOTAL MARKET ETF

OBJECTIVE

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.75%
Distribution and service (12b-1) fees[1]	None
Acquired Fund Fees and Expenses[2]	0.32%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver/Expense Reimbursement[3]	0.71%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[3]	0.36%

(1)	The Fund currently pays no 12b-1 fees.

(2)	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.

(3)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least May 1, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$37	$270	$521	$1,242

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund seeks Stratified-WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization, through the securities in the 1500 Index, through active investments in ETFs or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund has a policy that under normal circumstances, it will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. A U.S. issuer is considered to be a company (i) meeting the eligibility requirements for inclusion within the 1500 Index and/or (ii) with its principal listing on an US. national securities exchange.

“Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the assets of the Fund among the Syntax Stratified LargeCap ETF (and/or the Syntax Stratified LargeCap II ETF), the Syntax Stratified MidCap ETF and the Syntax Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index. Based on historical averages the Adviser expects these exposures in the Fund’s portfolio to be between 70% and 96% to the Syntax Stratified LargeCap ETF (and/or the Syntax Stratified LargeCap II ETF) or constituents representing S&P 500 Index (large capitalization) universe exposure, between 3% and 20% to the Syntax Stratified MidCap ETF or constituents representing S&P MidCap 400 Index (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 Index (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are above or below these expected ranges if the Adviser deems it in the best interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges. The Fund is managed by Vantage Consulting Group (the “Sub-Adviser”).

General. The targeted Underlying Funds and/or the Securities for the Fund will comprise the Syntax® Stratified LargeCap ETF and/or the Syntax Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. The Syntax® Stratified LargeCap II ETF (ticker: SPYS) invests in U.S. LargeCap stocks and seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. By doing this, SSPY and SPYS each address the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P 500 Index as of December 31, 2022, was between $3.9 billion and $2.1 trillion.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2022, was between $1.7 billion and $30.5 billion.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2022, was between $203 million and $6.2 billion.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above-described Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of SPYS which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology and the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Syntax Underlying Funds invest. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the 1500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, passively-managed Underlying Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a passively-managed Underlying Funds’ returns to be lower than if an active strategy were employed. There is no guarantee that any passively-managed Underlying Fund’s investment results will have a high degree of correlation to that of its respective benchmark or that the Fund, through its investments in such Underlying Funds, will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid- sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Highest Quarterly Return	Fourth Quarter 2022	11.81%
Lowest Quarterly Return	Second Quarter 2022	-13.49%

Average Annual Total Returns (for periods ending 12/31/22)

	One Year	Since Inception (3/18/21)
Return Before Taxes	-10.05%	2.01%
Return After Taxes on Distributions	-10.40%	1.55%
Return After Taxes on Distributions and Sale of Fund Shares	-5.70%	1.51%
S&P Composite 1500 Index	-17.78%	0.04%

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF

OBJECTIVE

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	1.00%
Distribution and service (12b-1) fees[1]	0.00%
Acquired Fund Fees and Expenses[2]	0.27%
Other expenses	0.00%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver/Expense Reimbursement[3]	0.62%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[3]	0.65%

[1]	The Fund currently pays no 12b-1 fees.

[2]	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.

[3]	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, as each is defined below, through at least May 1, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$66	$341	$637	$1,479

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization, principally through the securities in the 1500 Index, through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. The equity assets in the Fund are managed by Vantage Consulting Group (the “Equity Sub-Adviser”) and the options investments in the Fund are managed by Swan Global Investments, LLC (the “Options Sub-Adviser”). In order to accomplish the Fund’s hedging strategy (“Defined Risk Strategy” or “DRS”), the Options Sub-Adviser utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Stratified Weight Methodology. Stratified-Weight™ is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the equity assets of the Fund among the Syntax® Stratified LargeCap ETF (and/or Syntax® Stratified LargeCap II ETF), the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF in exposures approximating those found in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the S&P Composite 1500 Index. Based on historical averages, the Adviser expects these exposures in the equity portion of the Fund’s portfolio to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents representing S&P SmallCap 600 (small capitalization) universe exposure. The Syntax U.S. Total Market Index is reconstituted annually. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or S&P 1500 Index if the Adviser deems it in the interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

The targeted Underlying Funds and/or the Securities for the Stratified Weight equity strategy will comprise the Syntax® Stratified LargeCap ETF (and/or Syntax® Stratified LargeCap II ETF), the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in order to achieve Stratified Weight exposure. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) and the Syntax® Stratified LargeCap II ETF (ticker: SPYS) each reweight the constituents of the S&P 500® Index and seek to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. The goal for each of SSPY and SPYS is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY and SPYS each address the Related Business Risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. SSLY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above referenced Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of the Syntax Stratified LargeCap II ETF which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Defined Risk Strategy. The application of the Defined Risk Strategy involves the purchase and sale of various “options”, which refer to exchange-traded contracts that give the purchaser of the option the right to buy an underlying reference instrument, such as a specified security or index, from the option seller (in the case of a call option), or to sell a specified reference instrument to the seller of the option (in the case of a put option) at a designated price during the term of the option. The DRS seeks to protect against large losses by hedging the Fund’s equity exposure through purchases of protective long-term S&P 500 Index put options that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. A put option contract entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

In addition to its aim of protecting against large losses through the purchase of long-term S&P 500 Index put options, the application of the DRS also seeks to increase the Fund’s returns by actively buying and selling shorter-term (typically 1-3 month) put and call options on equity indices. Call options, which are the opposite of put options, are contracts that entitle the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option.

In applying the DRS, the Fund will employ various longer-term (typically 12-24 month) spread option strategies. A spread option refers to an option strategy created by the simultaneous purchase and sale of options of the same type, and on the same underlying security, but with different strike prices and/or expiration dates. Spread option strategies involve, for example, buying a twelve-month call option while simultaneously selling an “out-of-the-money” (referring to an option strike price greater than the current market price of the reference asset) twelve-month call option. In addition, the Fund will occasionally write short-term (typically 1-3 month) S&P 500 Index call options on a portion of the underlying equity in the Fund.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology, the Defined Risk Strategy, and the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund and the Underlying Funds invest and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund and the Syntax Underlying Funds invest. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector- based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affect the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

DERIVATIVES RISK: The Fund invests in various exchange-traded call and put options, which are types of derivatives. Generally, derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments such as stocks. These instruments can be highly volatile, less liquid than other securities and may perform in unanticipated ways. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to implement the Defined Risk Strategy. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance. There is no assurance that the Fund’s use of derivatives will be successful in serving as a hedging mechanism or generating additional return, or that the Fund will not lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The Options Sub-Adviser’s dependence on its Defined Risk Strategy (“DRS”) process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in exposures and weights that are not in their relative Stratified Weight Weights as outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The application of the Defined Risk Strategy and judgments about the attractiveness, value and potential appreciation of particular options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the S&P 500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Underlying Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that each Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Syntax Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for the applicable periods compare with those of a broad measure of market performance. The returns were calculated using the methodology the SEC requires of registered funds. The Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

Highest Quarterly Return	Fourth Quarter 2022	7.07%
Lowest Quarterly Return	Second Quarter 2022	-5.88%

Average Annual Total Returns (for periods ending 12/31/22)

	One Year	Since Inception (6/15/21)
Return Before Taxes	-3.53%	-0.07%
Return After Taxes on Distributions	-4.60%	-0.96%
Return After Taxes on Distributions and Sale of Fund Shares	-1.88%	-0.28%
S&P 1500 Composite Index	-17.78%	-5.04%

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Equity Sub-Adviser

Vantage Consulting Group Inc. serves as an investment sub-adviser to the Fund.

Options Sub-Adviser

Swan Global Investments, LLC serves as an investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023
Randy Swan	Swan Global Investments, LLC	Since the Fund’s Inception.
Robert Swan	Swan Global Investments, LLC	Since the Fund’s Inception.
Chris Hausman	Swan Global Investments, LLC	Since the Fund’s Inception.

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED TOTAL MARKET II ETF

OBJECTIVE

The Syntax Stratified Total Market II ETF (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.75%
Distribution and service (12b-1) fees[1]	0.00%
Acquired Fund Fees and Expenses[2]	0.30%
Other expenses	0.00%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver/Expense Reimbursement[3]	0.70%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[3]	0.35%

(1)	The Fund currently pays no 12b-1 fees.

(2)	The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived.

(3)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.35% (the “Expense Cap”). The Expense Agreement further provides that the Adviser will reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in other series of the Trust or in funds advised or sub-advised by Vantage Consulting Group, Inc., the sub-adviser, as is defined below, through at least May 1, 2024. The Expense Agreement may be terminated only upon written agreement of the Trust and Adviser. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover:

Year 1	Year 3	Year 5	Year 10
$36	$264	$511	$1,219

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Since the Fund’s inception date of June 14, 2022, to the end of the most recent fiscal period on December 31, 2022, the Fund’s annualized portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks Stratified WeightTM exposure to a broad range of stocks representative of approximately 90% of the total U.S. market capitalization through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund has a policy that under normal circumstances, it will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers. A U.S. issuer is considered to be a company (i) meeting the eligibility requirements for inclusion within the 1500 Index and/or (ii) with its principal listing on an US. national securities exchange

Stratified-Weight™ is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

Under normal circumstances, the Adviser expects to allocate the assets of the Fund among the Syntax® Stratified LargeCap ETF (and/or the Syntax® Stratified LargeCap II ETF), the Syntax® Stratified MidCap ETF and the Syntax® Stratified SmallCap ETF in exposures approximate to their exposures in the Syntax Stratified U.S. Total Market Index. Based on historical averages the Adviser expects these exposures in the Fund’s portfolio to be between 70% and 96% to the Syntax® Stratified LargeCap ETF (and/or the Syntax® Stratified LargeCap II ETF) or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax® Stratified MidCap ETF or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax® Stratified SmallCap ETF or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are above or below these expected ranges if the Adviser deems it in the interest of the Fund. There is no guarantee that the weights of the Underlying Funds will be in the above ranges. The Fund is managed by Vantage Consulting Group (the “Sub-Adviser”).

General. The targeted Underlying Funds and/or the Securities for the Fund will comprise the Syntax® Stratified LargeCap ETF and/or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The goal for SSPY is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. The Syntax® Stratified LargeCap II ETF (ticker: SPYS) invests in U.S. LargeCap stocks and seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index. SSPY and SPYS both utilize Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. By doing this, SSPY and SPYS each address the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P 500 Index as of December 31, 2022 was between $3.9 billion and $2.1 trillion.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2022 was between $1.7 billion and $30.5 billion.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to provide investment results that, before expenses, correspond generally to the total return performance of the publicly traded equity securities of companies comprising the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the Related Business Risk concentrations that occur in capitalization-weighted indices. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2022 was between $203 million and $6.2 billion.

The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually. Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the above-described Related Business Risk groups. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. With the exception of SPYS which is actively managed, the Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve the respective Syntax Underlying Fund’s investment objective.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology and the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Stratified Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. Due to the Fund’s anticipated investments primarily in shares of Stratified Underlying Funds it is also expected that the Fund’s portfolio will typically have Stratified Weights. However, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, may, from time to time, own positions in individual securities in weights that are not in their relative Stratified Weights as outlined in the Principal Strategy. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund, and/or the Underlying Funds, will be successful. The Fund may underperform the 1500 Index.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because certain of the Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, passively-managed Underlying Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a passively-managed Underlying Fund's return to be lower than if an active strategy were employed. There is no guarantee that any passively-managed Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund, through its investments in such Underlying Funds, will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Fund may underperform its benchmark index.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK OF CERTAIN UNDERLYING FUNDS: Certain of the Underlying Funds comprising the Fund’s portfolio may be subject to tracking error, which is the divergence of a fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in a fund’s portfolio and those included in its underlying index, pricing differences, transaction costs incurred by a fund, a fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to a fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a fund incurs fees and expenses, while the underlying index does not.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group Inc. serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SYNTAX STRATIFIED LARGECAP II ETF

OBJECTIVE

The Syntax Stratified LargeCap II ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index (“S&P 500”) by investing in securities that provide U.S. large capitalization (“large cap”) equity market exposure.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Management fees	0.45%
Distribution and service (12b-1) fees[1]	0.00%
Other expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver/Expense Reimbursement[3]	0.15%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement[3]	0.30%

(1)	The Fund does not currently pay 12b-1 fees.

(2)	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(3)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual -approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$31	$129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks Stratified WeightTM exposure, as described below, to the securities in the U.S. large cap equity market, principally the S&P 500 Index, through active investments. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers that have similar economic characteristics to such securities. The Fund utilizes the Stratified Weight™ methodology to spread exposure more evenly across the business risks in large-cap U.S. securities.

Stratified-Weight™ is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”). The Fund is actively managed, and the weighting of the underlying securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who are responsible for directing the investments of the Fund. The Fund, at the Adviser's discretion, may from time to time own securities that are not included in the S&P 500 Index and/or may hold securities that are not in a Stratified Weight exposure if the Adviser deems it in the interest of the Fund. The market capitalization of companies in the S&P 500 Index as of December 31, 2022 was between $3.9 billion and $2.1 trillion.

Please see the Additional Strategies Information section of the Fund's Prospectus for more information on the methodology of the Adviser.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a stratified-weight portfolio against that of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Fund’s portfolio is ad every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and may not produce the desired results. Although it is expected that the Fund’s portfolio will typically Stratified Weighting, as an active fund and pursuant to the Trust’s custom basket rules, it is possible for the Fund, at the Adviser’s discretion, to own positions from time-to-time in weights that are not in Stratified Weights. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. There can be no guarantee that the strategies and processes employed by the Fund will be successful. The Fund may underperform the S&P 500.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

NEW FUND RISK: The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, which may make it more difficult to achieve its investment objective than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group, Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker- dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof ("Creation Units") to APs who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL STRATEGIES INFORMATION

This section provides additional information regarding each Fund’s respective strategies. Please see the applicable “Principal Strategies” section under “Fund Summary” above for a complete discussion of a Fund’s principal investment strategies.

Syntax’s Functional Information System

Syntax Indices utilize a proprietary functional information system (“FIS”) developed by Syntax LLC ("Syntax” or the “Index Provider”), an affiliate of Syntax Advisors, LLC, the Funds’ investment adviser, to categorize, group, and stratify constituent securities to create stratified-weighted indices. FIS is a patented technology for mapping economic relationships between the constituent securities of each Syntax Index and for managing concentrations of “Related Business Risks”. Related Business Risks are not based on companies’ capitalization or past performance, but rather, are based on each company’s current business functions and the functional economic relationships between them. By identifying these underlying business relationships, common suppliers, customers, competitors, products, etc., FIS identifies shared business risks in a securities portfolio. Indices not using the FIS technology to identify such risks can become highly exposed to groups of companies that share Related Business Risks.

Description of Syntax’s Related Business Risks

Syntax’s Stratified-Weight indices are typically diversified by hierarchically grouping and distributing the weight its constituent companies that share Related Business Risks. A Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The Related Business Risk groups identified through the application of the FIS technology are as follows:

Consumer Products & Services: Included in this group are companies that provide non-food goods and related services to consumers, ranging from automobile manufacturers and producers of household goods to providers of personal consumer services such as gym operators. Companies in this group are generally subject to the business risks associated with fluctuating demand for manufactured goods, equipment, and various consumer services.

Energy: Included in this group are companies engaged in primary energy or refined fuel production, oil and gas equipment or services, midstream energy, utilities, or independent power production. Companies in this group generally share business risks associated with the production, transportation or sale of resources that power equipment, such as fluctuating demand and commodity prices.

Financials: Included in this group are businesses such as banks, insurance companies, brokerage firms and real estate companies. Companies in this group generally share business risks associated with exposure to, among other things, the overall health of the financial markets and fluctuations in interest rates.

Food: Included in this group are companies that provide the goods and related services involved in the consumption of food or related products. These products include all foodstuffs, beverages, alcohol, and any raw materials that are used in the production of these things. Companies in this group are generally subject to the business risks associated with the production or distribution of agricultural products, processed foods, prepared meals and alcoholic beverages.

Industrials: Included in this group are companies that provide the equipment, tools, and services that businesses use to manufacture products and provide services such as transportation, wholesaling, and equipment leasing. Companies in this group generally share business risks associated with the production of raw materials, capital goods, and industrial equipment for commercial use, all of which are typically tied closely to the strength of business-to-business demand.

Information: Included in this group are companies that are involved in either providing, processing, or managing information. Companies in this group are generally subject to the business risks associated with the production, processing, transportation or sale of information resources, such as fluctuations in consumer or institutional demand and intense competition.

Information Tools: Included in this group are companies involved with the development of hardware, equipment or software that processes, moves, or stores information, and generally enables the production of information products. Companies in this group generally share business risks associated with the production, sourcing and/or sale of various raw materials, components and final products ultimately used to support information products.

Healthcare: Included in this group are companies concerned with maintenance and treatment of disease and the promotion of bodily welfare and vitality. Companies in this group are generally subject to the business risks associated with the production of medicine or equipment used in the healthcare industry, or the provision of medical services and healthcare insurance.

FIS makes it possible to control for risks shared by groups of related companies by: 1) organizing companies that share Related Business Risks into well-defined functional groups; and 2) weighting these groups to spread exposure across these underlying risks. Other commonly used industry and sector classifications like Global Industry Classification Standard (“GICS”) and Standard Industrial Classification (“SIC”) lack codified definitions and instead simply group together companies that seem similar. Syntax’s FIS-based industries are engineered to minimize performance distortions caused by the uncontrolled risk exposures that are present in cap- weighted financial indices. FIS-based sectors effectively group and limit weighting in companies that have shared business functions that can make them perform similarly when events happen to change expectations in a given part of the economy.

Index Information

The investment objective of every Syntax Index is to deliver returns consistent with the performance of the underlying companies that make up the index. By using FIS and stratification to control for Related Business Risks, Syntax Indices are designed to improve the tracking of the actual medium-to-long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming groups. Because FIS defines the functional parts of the economy, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax believes that the Syntax Indices serve as a better basis for medium-to-long- term investments in index-tracking funds. Syntax takes the widely used benchmark constituents and reweights them to diversify business risks. For example, the Syntax Stratified LargeCap Index re-weights the constituents of widely-used S&P 500 Index, Syntax Stratified MidCap Index re-weights the constituents of widely-used S&P MidCap 400 Index while the Syntax Stratified SmallCap Index re-weights the constituents of the widely-used S&P SmallCap 600 Index.

Each of the Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index (each a “Syntax Index”, collectively the “Syntax Indices”) was developed and is maintained in accordance with the following criteria: (1) each of the component securities in the Syntax Indices is a constituent company of the S&P 500 Index, S&P MidCap 400 Index or the S&P SmallCap 600 Index, respectively; and (2) the Syntax Indices are calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax using its Stratified Weight methodology. Each of the three S&P indices may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. The Index Provider publishes information regarding the market value of each Index. For more information please visit the Funds’ website at www.SyntaxAdvisors.com.

The Syntax Stratified U.S. Total Market Index is a broad-based index comprised of approximately 90% of the total U.S. market capitalization, specifically reflective of exposures to the Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index.. The Syntax Stratified U.S. Total Market Index is an index comprised of the constituents of the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index, and is reconstituted annually. The Syntax Stratified U.S. Total Market Index and its methodology were developed by SKK Syntax, LLC (“SKKS”), a joint venture between Syntax and Shepherd Kaplan Krochuk, LLC (“SKK”). The Syntax Stratified U.S. Total Market Index is calculated and maintained by Indxx, LLC.

General

In the event that a bankruptcy or other event occurs making a portfolio security illiquid, the Adviser intends to allocate to other similar holdings in the portfolio. These situations should be rare in U.S. large and mid-cap companies and less rare in small-cap companies with fewer resources.

The Board of Trustees (the “Board”) of Syntax ETF Trust may change a Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the Statement of Additional Information (SAI). The Board may not change a Fund’s investment objective without shareholder approval. With respect to any Fund’s stated policy of investing a minimum percentage of its net assets in certain types of securities, shareholders will be provided with at least 60 days’ notice prior to any change in such investment policy.

Each Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Adviser manages each of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, seeking to track the performance of its corresponding Syntax Index as closely as possible (i.e., obtain a high degree of correlation with its respective Syntax Index). A number of factors may affect each of the Syntax Stratified LargeCap ETF’s, Syntax Stratified MidCap ETF’s, and Syntax Stratified SmallCap ETF’s ability to achieve a high degree of correlation with its Syntax Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. A number of factors may affect the Syntax Stratified LargeCap II ETF’s ability to match or exceed the performance of its benchmark Index, and there can be no guarantee that the Fund will meet or exceed that performance.

The Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF, and the Syntax Stratified U.S. Total Market Hedged ETF are actively managed, and the weighting of their referent Underlying Funds or the weighting of their Securities is expected to shift over time, based on the outlook of the Adviser who is responsible for setting the periodic allocation of these Funds across their respective LargeCap, MidCap, and SmallCap exposures. Certain of the Syntax Underlying Funds use a “passive” or indexing approach to try to achieve each Syntax Underlying Fund’s investment objective. . As discussed in their respective “Principal Investment Strategies” sections, each of the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF, and Syntax Stratified U.S. Total Market Hedged ETF may seek to allocate all or a portion of its large-capitalization exposure to the actively-managed Syntax Stratified LargeCap II ETF. These Funds may each underperform the S&P Composite 1500 Index.

Certain of the Underlying Funds correlate to a particular Syntax Index. Syntax Indices utilizes its proprietary FIS to categorize, group, and stratify constituent securities to create stratified-weighted indices. FIS is a patented technology for mapping economic relationships between the constituent securities of each referent index for each applicable Underlying Fund and for managing concentrations of Related Business Risks. Related Business Risks are not based on companies’ capitalization or past performance, but rather, are based on each company’s current business functions and the functional economic relationships between them. By identifying these underlying business relationships – common suppliers, customers, competitors, products, etc. – FIS identifies shared business risks in a securities portfolio. When financial indices lack tools for identifying these risks, they can become highly exposed to groups of companies that share Related Business Risks.

Additional Strategies Information for the Syntax Stratified U.S. Total Market Hedged ETF

The Stratified Defined Risk Strategy combines Syntax’s patented Stratified Weight methodology and the DRS of Swan Global Investments, LLC (“Swan” or the “Options Sub-Adviser”). The Fund seeks to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market over a full market cycle without the traditional losses incurred during bear markets. The combined strategy is based upon research by the Adviser and the Options Sub-Adviser indicating that market timing and stock selection area extremely difficult and that combining rules-based diversification with rules-based hedging can reduce both business risk and market risk.

The Options Sub-Adviser seeks to reduce the risk of the Fund’s equity exposure by investing in options that gives the Fund the right to sell a security or index at a set price or sell the options on an exchange. The strategy is executed using exchange-traded S&P 500® Index put options to seek to limit downside loss. To generate additional returns, the Options Sub-Adviser buys and sells options on equity indices, such as the S&P 500® Index, the Russell® 2000 Index, and other widely traded associated ETFs, including options with different expiration dates. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

Using a DRS approach, the Options Sub-Adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund typically invests in put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents. To generate additional returns, the Options Sub- Adviser buys and sells short-term (generally 1-3 month) put and call options on equity indices, such as the S&P 500 Index, Select Sector SDPR®s, Russell® 2000 Index, or other widely traded ETFs. Additionally, the Options Sub-Adviser will regularly engage in various spread option strategies. A spread option refers to an option strategy created by the simultaneous purchase and sale of options of the same type, and on the same underlying security, but with different strike prices and/or expiration dates. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Some spread trades utilize 12 to 24-month options. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

DESCRIPTION OF THE SYNTAX UNDERLYING FUNDS

Syntax Stratified Large Cap ETF: The Syntax Stratified Large Cap ETF seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index, a stratified weight version of the S&P 500 Index.

Syntax Stratified LargeCap II ETF: The Syntax Stratified LargeCap II ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index.

Syntax Stratified MidCap ETF: The Syntax Stratified MidCap ETF seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index, a stratified weight version of the S&P MidCap 400 Index.

Syntax Stratified SmallCap ETF: The Syntax Stratified SmallCap ETF seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified SmallCap Index, a stratified weight version of the S&P SmallCap 600 Index.

Under normal market conditions, the referent indices for the passively-managed Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across the eight Related Business Risk groups.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under Principal Risks of Investing in the Fund in each Fund’s Summary, along with additional risk information.

ALL FUNDS

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which a Fund or Underlying Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which a Fund invests. The adverse impact of any one or more of these events on the market value of a Fund’s, or Underlying Fund’s, investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on a Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

EQUITY SECURITIES RISK: Each Fund or Underlying Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, a Fund or Underlying Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund or Underlying Fund currently values them; the Fund or Underlying Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with APs to seek to make a liquid, efficient market in the Fund or Underlying Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or Underlying Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s or Underlying Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

LARGE SHAREHOLDER RISK: To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or an affiliate of the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will redeem Fund Shares in large amounts rapidly or unexpectedly. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale (i.e., a seed investor). In such case, an investor may own a majority of the Fund’s shares. Similar to other large shareholders, there is a risk that such seed investors may redeem all or a significant portion of their investment in the Fund with little or no notice to the Fund. Any such redemptions could adversely affect the ability of the Fund to conduct its investment program, including by causing the Fund to dispose of investments at unfavorable times or increase its cash holdings, diluting its investment returns. An unexpected large redemption also may have an adverse effect on the market price of the Fund’s Shares.

MARKET TRADING RISK:

Absence of Active Market. Although Shares of each operational Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such Shares will continue to develop or be maintained by market makers or APs.

Risk of Secondary Listings. Each Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that, once listed, a Fund’s Shares will continue to trade on any such stock exchange or in any market or that the Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. A Fund’s Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares are not Individually Redeemable

Shares may be redeemed at NAV by each Fund only in large lot sizes known as Creation Units, which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with Foreside Fund Services, LLC, as distributor, are authorized to transact in Creation Units with the Funds. These entities are referred to as APs. All other persons or entities transacting in Fund Shares must do so in the secondary market.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Participant may engage in creation or redemption transactions directly with EACH Fund. Each Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Particularly in times of market stress, Authorized Participants, market makers, or liquidity providers may exit the business, reduce their business activities, or otherwise become unable to process creation and/or redemption orders, and there is a possibility that no other entities will step forward to perform these services. This may result in a significantly diminished trading market for each Fund’s shares, differences between the market price of each Fund’s shares and the underlying value of those shares, and delisting of the shares.

APPLICABLE TO SYNTAX STRATIFIED LARGECAP ETF, SYNTAX STRATIFIED MIDCAP ETF, SYNTAX STRATIFIED SMALLCAP ETF

PASSIVE STRATEGY/INDEX RISK: Each Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, a Fund may hold constituent securities of its underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its corresponding Index or that the Fund will achieve its investment objective.

TRACKING ERROR RISK: Each Fund may be subject to tracking error, which is the divergence of a Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and a Fund’s valuation of a security at the time of calculation of a Fund’s NAV), differences in transaction costs, a Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to an Index or the costs to a Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of its corresponding Index. Tracking error also may result because a Fund incurs fees and expenses, while its Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

APPLICABLE TO THE SYNTAX STRATIFIED LARGECAP II ETF ANDSYNTAX STRATIFIED TOTAL MARKET II ETF FUNDS

NEW FUND RISK: Each Fund, and certain Underlying Funds, are new funds. As new funds, there can be no assurance that they will grow to or maintain an economically viable size, which may cause them to experience greater tracking error to the Index, or to the referent indices than they otherwise would at a higher asset level. There can be no assurance regarding Fund or Underlying Fund performance. Either factor may also cause the Fund or Underlying Funds to liquidate.

APPLICABLE TO THE SYNTAX STRATIFIED U.S. TOTAL MARKET ETF, SYNTAX STRATIFIED TOTAL MARKET II ETF, AND SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: Each Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Underlying Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, a Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund's return to be lower than if the Fund employed an active strategy. There is no guarantee that each Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that a Fund will achieve its investment objective.

FUND OF FUNDS RISK. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual equity and fixed income securities. Because the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an Underlying Fund (to the extent such fees and expenses are not waived or absorbed by the Adviser) in which it invests, including advisory fees, an increase in fees and expenses of an Underlying Fund or a reallocation of the Fund’s investments to Underlying Funds with higher fees or expenses will increase the Fund’s total expenses. These expenses are in addition to other expenses that the Fund bears directly in connection with its own operations. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could cause the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. If Underlying Funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. If the Fund invests in an Underlying Fund that has recently commenced operations, there can be no assurance that such Underlying Fund will grow to or maintain an economically viable size, in which case the Underlying Fund’s board or adviser may determine to liquidate the Underlying Fund or the Fund may indirectly bear higher expenses.

APPLICABLE TO THE SYNTAX STRATIFIED U.S. TOTAL MARKET ETF, SYNTAX STRATIFIED TOTAL MARKET II ETF, SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF, AND SYNTAX STRATIFIED LARGECAP II ETF

ACTIVE MANAGEMENT RISK: The Fund is, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which a Fund invests (as applicable) may prove to be incorrect and may not produce the desired results. There can be no guarantee that the strategies and processes employed by a Fund, and/or the Underlying Funds, will be successful. A Fund may underperform its benchmark index.

APPLICABLE TO SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF FUND

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

OPTIONS RISK: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. Accordingly, prior to the exercise or expiration of an option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

BASIS RISK: In the context of using options in a portfolio, basis risk refers to the lack of expected correlation between a hedging instrument or strategy and the underlying assets being hedged. Such a lack of correlation may result in reduced effectiveness of the hedging instrument or strategy, which in turn may adversely affect the Fund in terms of increased hedging costs or reduced risk mitigation. Specifically, the Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds and Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create basis risk.

Additional Non-Principal Risks

Secondary Market Trading Risk. Shares of each Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Fund Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to circuit breaker rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of the Funds may trade at prices other than NAV. Shares of each Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of the Fund’s portfolio holdings or NAV. Also, in times of market stress, market makers or APs may step away from their respective roles in making a market for Shares of a Fund and in executing purchase or redemption orders. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser believes that large discounts or premiums to the NAV of each Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or APs, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of the Funds through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the spread, that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a distribution, as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker- dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

U.S. Tax Risks: To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, a Fund must satisfy certain income, asset diversification and distribution requirements. If, for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. The tax treatment of certain derivatives is unclear for purposes of determining the Fund’s tax status.

Business Group Risks: The Syntax Indices employ the Stratified Weight methodology which typically results in index holdings diversified among eight designated Related Business Risk groups: consumer products & services, energy, financials, food, industrials, information, information tools, and healthcare. As a result of each Fund’s investment objective, it is expected that the Funds will have continued exposure to each of the following Related Business Risk groups:

Consumer Products & Services. General risks of these companies include the overall state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Global factors including political developments, imposition of import controls, supply chain disruptions, international conflict, disruption in access to markets, fluctuations in oil prices, and changes in exchange rates may adversely affect issuers of consumer products and services. Retailers who sell their products over the Internet have the potential to access more consumers but may require sophisticated technology to remain competitive. Changes in demographics and consumer tastes can also affect the demand for, and the success of, consumer products and services in the marketplace. Consumer products and services companies may be subject to government regulation affecting their products and operations which may negatively impact performance.

Energy. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for many reasons, including, among other reasons: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; supply chain disruptions, international conflict, disruption in access to markets; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on an energy issuer. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.

Financials. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, banking contagion risk, credit rating downgrades, currency volatility, international conflict, disruption in access to markets, excessive leverage, and decreased market liquidity. Downturns in the financials sector may negatively impact the availability of financing, which may exacerbate economic downturns and further negatively impact performance. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact performance of financial companies.

Food. Companies in this group are generally subject to the business risks associated with the production or distribution of agricultural products, processed foods, prepared meals and alcoholic beverages. Issuers in this group are faced with government regulation, international conflict, disruption in access to markets, product recall, climate change, and supply chain and labor disruptions. Consumer preferences for certain types of food products may change swiftly, and in turn, may have a severe impact on a company’s earnings.

Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions, including but not limited to supply chain disruptions, international conflict, disruption in access to markets, may affect the performance of companies in the industrial sector. Companies in this sector may be at risk for environmental damage and product liability claims.

Information. Companies in this sector can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Information companies may face significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many developed market companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). International conflict and disruption in access to markets may also adversely affect companies in this sector. In addition, companies in this sector have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Information Tools. Companies in this sector are subject to competitive pressures may have a significant effect on their financial condition due to short product cycles and strained manufacturing capacity. These companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under- utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in this sector. Information tool companies typically face high capital costs and particularly in developed market economies, may be heavily dependent on intellectual property rights. Supply chain disruptions, international conflict and disruption in access to markets may also adversely affect companies in this sector. This sector is highly cyclical, which may cause the operating results of such companies to vary significantly. The stock prices of companies in this sector are subject to high levels of volatility.

Healthcare. Companies in the healthcare sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Particularly within developed market economies, many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Supply chain disruptions, international conflict and disruption in access to markets may also adversely affect companies in this sector. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

MANAGEMENT

BOARD OF TRUSTEES. The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of each Fund by its officers. The Board also reviews management of each Fund’s assets by the investment adviser and sub-advisers. Information about the Board of Trustees and executive officers of the Funds is contained in the SAI.

ADVISER. Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the sub- advisers for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. The Adviser has been a registered investment adviser since April 21, 2017, is an affiliate of Syntax LLC and is controlled by Rory Riggs. As the Funds’ investment adviser, the Adviser provides an investment management program for the Funds and manages the investment of the Funds’ assets through sub-advisory relationships. The Adviser’s principal business address is One Liberty Plaza, 46th Floor, New York, NY 10006.

For the services provided to each Fund under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of a Fund’s average daily net assets.

Fund	Advisory Fee
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%
Syntax Stratified LargeCap II ETF	0.45%

Syntax Stratified LargeCap ETF, Syntax Stratified LargeCap II ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF: Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Funds, except (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (x) extraordinary expenses of the Funds and (xi) fees payable to the Adviser. The payment or assumption by the Adviser of any expense of the Funds that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Funds on any subsequent occasion Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below. Accordingly, the Adviser has agreed to waive a portion of its management fee in an amount equivalent to 0.15%, 0.15%, 0.10%, and 0.05% for each of LargeCap ETF, LargeCap II ETF, MidCap ETF and SmallCap ETF, respectively.

Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF, and Syntax Stratified Total Market II ETF: Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Fund, except (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (ix) extraordinary expenses of the Fund and (x) fees payable to the Adviser. The payment or assumption by the Adviser of any expense of the Fund that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Fund on any subsequent occasion. Pursuant to the Expense Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below. Accordingly, the Adviser has agreed to waive a portion of its management fee in an amount equivalent to 0.40%, 0.35%, and 0.40% for each of Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF, and Syntax Stratified Total Market II ETF, respectively.

The Expense Agreement also includes the Adviser’s waiver of any Acquired Fund Fees and Expenses, which reflect a Fund's pro rata share of the fees and expenses incurred by investing in the Adviser’s underlying ETFs and securities. The impact of Acquired Fund Fees and Expenses is included in the total returns of a Fund. The Adviser has contractually agreed to reimburse a portion of its management fees for these Funds in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to a Fund in other series of the Trust, or in funds advised or sub-advised by the Advisor or Sub-Adviser through at least May 1, 2024.

All Funds: As provided in the Expense Agreement, the Adviser is entitled to reimbursement by a Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. A Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment). The Expense Agreement may be terminated only upon written agreement of the Trust and the Adviser. Each Fund’s total operating expenses, net of applicable waivers and/or reimbursements under the Expense Agreement, are presented below.

Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
Syntax Stratified LargeCap II ETF	0.30%

SUB-ADVISERS.

Vantage Consulting Group

Pursuant to an investment sub-advisory agreement with the Adviser, Vantage Consulting Group (“Vantage”, “Equity Sub-Adviser” or “Sub-Adviser”) serves as the sub-adviser to the Funds and performs the day-to-day management of the assets (equity portfolio only in the case of Syntax Stratified U.S. Total Market Hedged ETF) of the Funds and places orders for the purchase and sale of securities (equity portfolio only in the case of Syntax Stratified U.S. Total Market Hedged ETF) for the Funds. For its services to the Funds, Vantage is compensated by the Adviser. Vantage has been a registered investment adviser since June 2, 1986 and is owned by Mark T. Finn. As of December 31, 2022, Vantage managed approximately $3.16 billion in assets. Vantage’s principal business address is 3500 Pacific Ave., Virginia Beach, VA 23451.

Swan Global Investments, LLC

Pursuant to an investment sub-advisory agreement with the Adviser, Swan Global Investments, LLC (“Swan” or the “Options Sub- Adviser” and together with Vantage, the “Sub-Advisers”) serves as the options sub-adviser to the Syntax Stratified U.S. Total Market Hedged ETF and performs the day-to-day management of the Fund’s option strategies and places orders for the purchase and sale of options for the Fund. For its services to the Syntax Stratified U.S. Total Market Hedged ETF, the Options Sub-Adviser is compensated by the Adviser. The Options Sub-Adviser has been an SEC-registered investment adviser since 2010 and is majority owned by Randy Swan. As of December 31, 2022, the Options Sub-Adviser managed approximately $2.2 billion in assets. The Options Sub-Adviser’s principal business address is 1099 Main Ave #206, Durango, CO 81301.

A discussion regarding the basis for the Board’s approval of the investment advisory and sub-advisory agreements for the Syntax Stratified Total Market II ETF, as well as the renewals of the investment advisory and sub-advisory agreements for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market ETF is available in the Trust’s Semi-Annual Report to Shareholders for the period ended June 30, 2022. A discussion regarding the Board’s consideration of the investment advisory and sub-advisory agreements for the Syntax Stratified LargeCap II ETF will be found in the Trust’s next Annual or Semi-Annual Report to Shareholders after commencement of operations, as applicable.

PORTFOLIO MANAGERS. The Funds are managed by the portfolio managers listed below.

Portfolio Manager	Firm	Business Experience over Past 5 Years

James Wolfe

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Vantage Consulting Group, Inc.

Mr. Wolfe currently serves as a portfolio manager for the equity portfolio for all of the Syntax Funds. He has held a variety of positions since joining Vantage in 1988 including trader, operations manager, and systems developer specializing in quantitative modeling, and he is currently head trader Mr. Wolfe is an investment professional with over 30 years of experience.

Mr. Wolfe received his BA from Virginia Wesleyan College in 1983 and an MBA from the College of William and Mary in 1989.

Austin Dunkle

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Vantage Consulting Group, Inc.

Mr. Dunkle currently serves as a portfolio manager for the equity portfolio for all of the Syntax Funds. Austin has worked with financial and economic models and strategies since joining Vantage in 2014 using a variety of market and macroeconomic indicators. He also supports the firm’s portfolio accounting, reconciliation, and trading team.

Austin received a Bachelor’s degree in Applied Mathematics at Old Dominion University, and was awarded the CQF designation in 2016.

Glenn Freed

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Syntax Advisors, LLC

Dr. Freed is responsible for helping to direct the research, design and implementation of our investment strategies, and providing oversight of the marketing initiatives and interacting with clients. Dr. Freed is a highly trained academic with extensive investment management experience in the financial services industry. Dr. Freed has over 30 years of work experience in asset management, wealth management, tax advising, tax and accounting research and education. Before joining Syntax, Dr. Freed held senior positions at several financial services companies: CIO at LourdMurray; CEO and CIO at Vericimetry Advisors; and VP at Dimensional Fund Advisors. Dr. Freed delivered customized quantitative investment solutions to both financial advisors and institutional clients. Previously, Dr. Freed was Associate Dean of the Leventhal School of Accounting and Academic Director of the Master of Business Taxation Program at the University of Southern California. Dr. Freed received a BS from the University of Florida and a Ph.D. from USC. Dr. Freed is a licensed CPA in the State of Florida.

Randy Swan Syntax Stratified U.S. Total Market Hedged ETF	Swan Global Investments, LLC	Mr. Swan is the President and founder of Swan Capital Management and oversees the team that runs all of the firm’s investment activities. Before starting Swan Global Investments, LLC in 2014 and Swan Capital Management in 1997, Mr. Swan was a Senior Manager for KPMG working in the financial services sector. Mr. Swan is a 1990 graduate of the University of Texas with a BBA and a MPA (Master’s Degree in Professional Accounting).

Robert Swan Syntax Stratified U.S. Total Market Hedged ETF	Swan Global Investments, LLC	Mr. Swan serves as the Chief Operating Officer and a portfolio manager of Swan Capital Management, providing daily oversight of operations, investment management, trading, and the development and maintenance of proprietary technologies enabling the firms to scale and execute the DRS strategy across multiple funds and platforms. Prior to joining affiliated adviser Swan Capital Management in 2010 and then Swan Global Investments, LLC in 2014, Mr. Swan worked at Boeing Company as a flight testing and aerodynamics engineer. Mr. Swan graduated from the University of Texas with a BS in Aeronautical and Astronautical Engineering.
Chris Hausman Syntax Stratified U.S. Total Market Hedged ETF	Swan Global Investments, LLC	Mr. Hausman serves as a portfolio manager of Swan Global Investments, LLC, with responsibility for risk management and assisting in the daily operations and trading for all DRS investments and positions. Prior to joining the Swan Global Investments, LLC in 2015, Mr. Hausman served in various roles at Saliba Portfolio Management, including Senior Portfolio Manager, Chief Portfolio Strategist and Director of Trading Operations. Mr. Hausman is a graduate of the University of Pennsylvania’s Wharton School of Business with a BS in Finance and is also a Chartered Market Technician.

Additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for the Funds’ assets.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Fund Shares of each Fund. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in the Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

SHAREHOLDER PROCEEDINGS

The Trust is organized under the laws of Delaware pursuant to a Declaration of Trust, and as a result, certain shareholder proceedings must be brought in accordance with Delaware law. Shareholders should be note that any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware. Shareholders should note, however, that although these Delaware forum limitations claims do not apply to claims arising under the federal securities laws, these Delaware forum limitations, if enforceable, may impose upon Shareholders risks such as needing to bring action in a potentially inconvenient and/or unfavorable forum. Further, in connection with any such suit, action or proceeding brought in the Superior Court of Delaware, all Shareholders irrevocably waive the right to a trial by jury to the fullest extent permitted by law.

A Shareholder or Shareholders may bring derivative action on behalf of the Trust only if the Shareholder or Shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused in accordance with the relevant provisions of the Declaration of Trust. Further, a derivative action on behalf of the Trust may be brought only if (a) Shareholders holding at least 10% of the outstanding Shares of the Trust, or 10% of the outstanding Shares of the Series or Class to which such action relates and who are eligible to bring such derivative action join in the request for the Trustees to commence such derivative action; and (b) the Trustees are afforded a reasonable amount of time to consider the request for the derivative action and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The foregoing limitations regarding a derivative action in no way apply to, or otherwise impinge upon a Shareholder’s right to seek, potential claims arising under federal securities laws.

INDEX/TRADEMARK LICENSES AND DISCLAIMER

The Index Provider is affiliated with the Trust and the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

The Syntax Stratified LargeCap Index, Syntax Stratified SmallCap Index, and Syntax Stratified MidCap Index (each an “Index” and collectively the “Indices”) are the property of Syntax, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. Calculated by S&P Dow Jones Indices and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax. S&P is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC.

The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds Indices to track general market performance. S&P Dow Jones Indices only relationship to Syntax with respect to the Indices is the licensing of the S&P 500 Index, S&P MidCap 400 Index, and the S&P SmallCap 600 Index and their constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Syntax Stratified U.S. Total Market Index is a broad-based index comprised of approximately 90% of the total U.S. market capitalization, specifically reflective of exposures to the Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index. The Index and its methodology were developed by SKK Syntax, LLC (“SKKS”), which is a joint venture between Syntax and Shepherd Kaplan Krochuk, LLC (“SKK”). The Index is calculated and maintained by Indxx, LLC. The Adviser has a license agreement with SKKS to use the index weightings with respect to certain Funds. The Funds are not sponsored by the third-party licensors of SKKS. “Syntax”, “Stratified Index” and “Stratified Indices” are registered trademarks of Locus LP, and “Shepherd Kaplan” is a registered trademark of SKK and have been licensed for use by Adviser.

1.   Trademark Notice & Disclaimer: Disclosure Documents: Without limiting the generality of the disclaimers and limitations of liability set forth in this Agreement, Adviser acknowledges and agrees to the following disclaimer and limitations of liability, and Adviser agrees to prominently include the following trademark notice and disclaimer to the extent Adviser uses or refers to Syntax, SKK, and/or the Marks in any disclosure documents related to the Funds referring to the Syntax Stratified U.S. Total Market Index in their principal investment strategy, such as prospectuses, registration statements, or other documents to be filed with a governmental agency (whether print, online, or other media):

2.  The Syntax Stratified U.S. Total Market Index (the “Index”) is developed by SKK Syntax, LLC, which has contracted with Indxx, LLC to calculate and maintain the Index. Adviser has licensed from SKKS the rights to use said index weightings. The Fund is not sponsored by the third-party licensors of SKKS. “Syntax”, “Stratified Index” and “Stratified Indices” are registered trademarks of Locus LP, and “Shepherd Kaplan” is a registered trademark of SKK, and have been licensed for use by Adviser. SKKS does not make any representation or warranty regarding investment advisability. SKKS’s only relationship to Adviser with respect to the Index is the licensing of certain data. SKKS, Syntax and SKK are not responsible for and have not participated in the determination of the prices, amount, redemption, or timing of the sale of the ETF, or the determination or calculation of the equation by which any Fund may be converted into cash or other redemption mechanics. SKKS, Syntax and SKK have no obligation or liability in connection with the administration, marketing or trading of any Fund. Inclusion of a security within the Index is neither a recommendation by SKKS nor Syntax nor SKK, nor is it investment advice.

3.    SKKS, SYNTAX AND SKK DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO. SKKS, SYNTAX AND SKK SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. SKKS SYNTAX AND SKK MAKE NO WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL SYNTAX OR SKK BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES.

ADDITIONAL PURCHASE AND SALE INFORMATION

Fund Shares are listed for secondary trading on NYSE Arca, Inc. (the “Exchange”) and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Years Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of each Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of each Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Funds’ website at www.SyntaxAdvisors.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (IOPV) relating to each Fund. The IOPV calculations are estimates of the value of the Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local markets close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a real-time update of the net asset value per Share of a Fund, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would occur, for example from an investor’s efforts to take advantage of a potential arbitrage opportunity, and would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in the large quantities of Creation Units available only from the Fund directly, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act (such as an Underlying Fund), the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies in which the Fund invests. The circumstances under which an Underlying Fund advised by the Adviser will use fair value pricing, and the related effects of using fair value pricing, are described immediately below. In connection with any registered open-end management investment companies in which a Fund invests that are not advised by the Adviser, the corresponding prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades, but before the next time a Fund’s net asset value is calculated, that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

BOOK ENTRY. Fund Shares are held in book-entry form and no stock certificates are issued. The Depository Trust Company (DTC), through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or street name form for any publicly- traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS. As a shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as distributions.

A Fund typically earns income dividends from stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as income dividend distributions. A Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as capital gain distributions.

Income dividend distributions, if any, for the Funds are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for the Funds are distributed at least annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

U.S. FEDERAL INCOME TAXATION

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the U.S. Internal Revenue Code of 1986, as amended (the Internal Revenue Code), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, non-U.S. shareholders (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the IRS) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled U.S. Federal Income Taxation.

Tax Treatment of the Funds

Each Fund intends to qualify and elect to be treated as a separate regulated investment company (a RIC) under the Internal Revenue Code. To qualify and remain eligible for the special tax treatment accorded to RICs, a Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that each Fund will qualify for the special tax treatment accorded to RICs.

Each Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the wash sale rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to U.S. shareholders. For purposes of this discussion, a U.S. shareholder is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for

U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (net capital gain) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholders holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of the Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a deemed distribution. In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholders proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholders tax basis in the Shares by an amount equal to the shareholders proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholders tax credit or refund.

The Syntax Stratified U.S. Total Market Hedged ETF’s hedging strategy may reduce or eliminate amounts that would otherwise be treated as qualified dividend income or capital gain dividends. Such dividends are likely to be treated as ordinary dividends.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax- deferred return of capital to the extent of the shareholders tax basis in its Shares of the Fund, and generally as capital gain thereafter.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on net investment income in addition to otherwise applicable U.S. federal income tax. Net investment income generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Seeding. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to the Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding your Fund and/or Underlying Funds, and/or other investors in your Fund. Additionally, your Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in- kind, unless the in-kind contribution qualifies for nonrecognition treatment under Section 351 of the Internal Revenue Code, an AP recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the AP as part of the issue) and (ii) the AP’s aggregate basis in the exchanged securities (plus any cash paid by the AP as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an AP recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the AP as part of the redemption) and (ii) the AP’s basis in the redeemed Shares (plus any cash paid by the AP as part of the redemption). However, the IRS may assert, under the wash sale rules or on the basis that there has been no significant change in the AP’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to non-U.S. shareholders. For purposes of this discussion, a non-U.S. shareholder is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for interest-related dividends and short-term capital gain dividends discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of a Fund’s net capital gain. Special rules apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of U.S. real property interests.

In general, all interest-related dividends and short-term capital gain dividends (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. Interest-related dividends generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. Short-term capital gain dividends generally mean dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (backup withholding) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholders U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (FATCA) generally imposes a 30% withholding tax on withholdable payments (defined below) made to (i) a foreign financial institution (FFI), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a non-financial foreign entity (NFFE) unless such NFFE provides certain information about its direct and indirect substantial U.S. owners to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a withholdable payment may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. Withholdable payments generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has substantial U.S. owners and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Funds, please see the section of the SAI entitled U.S. Federal Income Taxation.

GENERAL INFORMATION

Syntax ETF Trust was organized as a Delaware statutory trust on June 27, 2013. If shareholders of a Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and any acquisition of investment company shares by a Fund or of Shares by other investment companies (including by other Funds) is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Funds of the Trust (as well as other investment companies acquiring Fund Shares) may rely on Rule 12d1-4 under the 1940 Act, which allows an investment company (such as a Fund) to invest its assets in other investment companies, including ETFs, in excess of the restrictions outlined in section 12(d)(1) if it satisfies certain conditions specified in the Rule, including, among other conditions, that the investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of each Fund’s Shares was greater than the Fund’s NAV per Share (i.e. at a premium) and the number of days it was less than the Fund’s NAV per Share (i.e. at a discount) for various time periods is available by visiting the Funds’ website at www.SyntaxAdvisors.com.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser, the Options Sub-Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, the personnel of each of those entities to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriters’ exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics is on public file with, and is available from, the SEC.

DISTRIBUTION PLAN

The Funds have adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because Rule 12b- 1 fees are paid out of a Fund’s assets, over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies, or by a Fund in shares of other funds, and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act may invest in Shares in excess of the limits imposed by Section 12 of the 1940 Act subject to the conditions provided under Rule 12d1-4 of the 1940 Act.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Syntax Stratified LargeCap ETF’s, Syntax Stratified MidCap ETF’s, Syntax Stratified SmallCap ETF’s, Syntax Stratified U.S. Total Market ETF’s, Syntax Stratified U.S. Total Market Hedged ETF’s and Syntax Stratified Total Market II ETF’s financial performance for the Funds’ five most recent fiscal years (or the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Financial Highlights for the Syntax Stratified LargeCap II ETF are not included in this Prospectus because the Fund had not commenced operations prior to December 31, 2022.

Financial Highlights

Syntax Stratified LargeCap ETF

For a share outstanding throughout each period.

	Syntax Stratified LargeCap ETF

	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	For the Period January 2, 2019(a) to December 31, 2019
Net asset value, beginning of period	$71.27		$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.03		0.92	0.88	0.84
Net realized and unrealized gain (loss)	(7.47)		15.14	5.29	10.68
Total from investment operations	(6.44)		16.06	6.17	11.52
Less Distributions from:
Net investment income	(1.08)		(0.78)	(0.82)	(0.79)
Net realized gains	—		—	(0.09)	—
Net asset value, end of period	$63.75		$71.27	$55.99	$50.73
Total return(c)	(9.02	)%(d)	28.76%	12.18%	28.81	%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$97,219		$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%		0.45%	0.45%	0.80	%(f)
Net expenses(g)	0.30%		0.30%	0.30%	0.30	%(f)
Net investment income (loss)(g)	1.58%		1.39%	1.83%	1.80	%(f)
Portfolio turnover rate(h)	31%		25%	36%	34	%(e)

(a)	Fund commenced operations on January 2, 2019.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(d)	If the Sub-Adviser had not made a special reimbursement during the year ended December 31, 2022, the total return would have been (9.13)%. See Note 6.

(e)	Not annualized.

(f)	Annualized.

(g)	Net of expenses waived/reimbursed by the Advisor.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

Financial Highlights

Syntax Stratified MidCap ETF

For a share outstanding throughout each period.

	Syntax Stratified MidCap ETF

	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period January 16, 2020(a) to December 31, 2020
Net asset value, beginning of period	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.35	0.31	0.29
Net realized and unrealized gain (loss)	(5.49)	7.14	4.22
Total from investment operations	(5.14)	7.45	4.51
Less Distributions from:
Net investment income	(0.36)	(0.28)	(0.30)
Net realized gains	—	(0.66)	—
Net asset value, end of period	$35.22	$40.72	$34.21
Total return(c)	(12.61)%	21.95%	15.04	%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$10,566	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45	%(e)
Net expenses(f)	0.35%	0.34%	0.30	%(e)
Net investment income (loss)(f)	0.97%	0.77%	1.10	%(e)
Portfolio turnover rate(g)	45%	50%	52	%(d)

(a)	Fund commenced operations on January 16, 2020.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(d)	Not annualized.

(e)	Annualized.

(f)	Net of expenses waived/reimbursed by the Advisor.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

Financial Highlights

Syntax Stratified SmallCap ETF

For a share outstanding throughout each period.

	Syntax Stratified SmallCap ETF

	Year Ended December 31, 2022		Year Ended December 31, 2021	For the Period May 28, 2020(a) to December 31, 2020
Net asset value, beginning of period	$50.38		$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		0.45	0.20
Net realized and unrealized gain (loss)	(9.79)		10.44	13.24
Total from investment operations	(9.35)		10.89	13.44
Less Distributions from:
Net investment income	(0.46)		(0.47)	(0.19)
Net realized gains	—		(3.11)	(0.18)
Net asset value, end of period	$40.57		$50.38	$43.07
Total return(c)	(18.55	)%(d)	25.72%	44.82	%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$18,256		$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%		0.45%	0.45	%(f)
Net expenses(g)	0.40%		0.37%	0.30	%(f)
Net investment income (loss)(g)	1.01%		0.87%	0.93	%(f)
Portfolio turnover rate(h)	50%		40%	40	%(e)

(a)	Fund commenced operations on May 28, 2020.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(d)	If the Sub-Adviser had not made a special reimbursement during the year ended December 31, 2022, the total return would have been (18.68)%. See Note 6.

(e)	Not annualized.

(f)	Annualized.

(g)	Net of expenses waived/reimbursed by the Advisor.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

Financial Highlights

Syntax Stratified U.S. Total Market ETF

For a share outstanding throughout each period.

	Syntax Stratified U.S. Total Market ETF

	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
Net asset value, beginning of period	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.78	0.56
Net realized and unrealized gain (loss)	(5.34)	5.52
Total from investment operations	(4.56)	6.08
Less Distributions from:
Net investment income	(0.63)	(0.62)
Net realized gains	(0.04)	(0.04)
Net asset value, end of period	$40.19	$45.42
Total return(c)	(10.05)%	15.20	%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$12,058	$17,032
Ratios to average net assets:
Total expenses	0.75%	0.76	%(e)
Net expenses(f)	0.04%	0.05	%(e)
Net investment income (loss)(f)	1.87%	1.64	%(e)
Portfolio turnover rate(g)	1%	2	%(d)

(a)	Fund commenced operations on March 18, 2021.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(d)	Not annualized.

(e)	Annualized.

(f)	Net of expenses waived/reimbursed by the Advisor.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

Financial Highlights

Syntax Stratified U.S. Total Market Hedged ETF

For a share outstanding throughout each period.

	Syntax Stratified U.S. Total Market Hedged ETF

	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021
Net asset value, beginning of period	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	0.37	0.43
Net realized and unrealized gain (loss)	(1.83)	1.00	(c)
Total from investment operations	(1.46)	1.43
Less Distributions from:
Net investment income	(0.40)	(0.44)
Net realized gains	(0.90)	—
Net asset value, end of period	$38.63	$41.39
Total return(d)	(3.53)%	3.54	%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$39,594	$45,527
Ratios to average net assets:
Total expenses	1.00%	1.00	%(f)
Net expenses(g)	0.38%	0.38	%(f)
Net investment income (loss)(g)	0.94%	1.96	%(f)
Portfolio turnover rate(h)	35%	88	%(e)

(a)	Fund commenced operations on June 15, 2021.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(e)	Not annualized.

(f)	Annualized.

(g)	Net of expenses waived/reimbursed by the Advisor.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

Financial Highlights

Syntax Stratified Total Market II ETF

For a share outstanding throughout each period.

	Syntax Stratified
	Total Market II ETF

	For the Period June
	14, 2022(a) to
	December 31, 2022
Net asset value, beginning of period	$37.04

Income (loss) from investment operations:
Net investment income (loss)(b)	0.41
Net realized and unrealized gain (loss)	2.67

Total from investment operations	3.08

Less Distributions from:
Net investment income	(0.62)
Net realized gains	(0.12)

Net asset value, end of period	$39.38

Total return(c)	8.29	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,875
Ratios to average net assets:
Total expenses	0.75	%(e)
Net expenses(f)	0.05	%(e)
Net investment income (loss)(f)	1.79	%(e)
Portfolio turnover rate(g)	11	%(d)

(a)	Fund commenced operations on June 14, 2022.

(b)	Per Share numbers have been calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.

(d)	Not annualized.

(e)	Annualized.

(f)	Net of expenses waived/reimbursed by the Advisor.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares. Each Fund’s SAI and, when available, the annual and semi-annual reports to shareholders, each of which are filed with the SEC as well as made available for download at www.SyntaxAdvisors.com, provide more information about each Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the Fund’s last fiscal year, as applicable. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus), which may also be obtained without charge, upon request, by writing to the Distributor, Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Funds’ website at www.SyntaxAdvisors.com or by calling the following number: (866) 972-4492.

Investor Information:

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed on the EDGAR Database on the SECs website (http://www.sec.gov). You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholder inquiries may be directed to the Funds in writing to Syntax Advisors, LLC at One Liberty Plaza, 46th Floor, New York, NY 10006 or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Funds’ Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Investment Company Act File No.:

811-23227

PROSPECTUS

Syntax ETF Trust (the “Trust”)

Syntax Stratified Europe and Asia Developed Markets ETF (SEAD)
Syntax Stratified 1000 ETF (SONE)

May 1, 2023

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Syntax ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios (each a “Fund”, and collectively the “Funds” or “Syntax Funds”). This Prospectus relates to the following portfolios of the Trust:

NAME	CUSIP	SYMBOL
Syntax Stratified Europe and Asia Developed Markets ETF	N/A	SEAD
Syntax Stratified 1000 ETF	N/A	SONE

Each of the Funds is an exchange-traded fund (“ETF”). This means that shares of each Fund are listed on NYSE Arca, Inc., its Principal U.S. Listing Exchange, a national securities exchange, and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol as shown above. The Funds had not commenced operations as of the date of this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

1

FUND SUMMARIES
SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF	3
SYNTAX STRATIFIED 1000 ETF	11
ADDITIONAL STRATEGIES INFORMATION	16
ADDITIONAL RISK INFORMATION	19
MANAGEMENT	27
INDEX/TRADEMARK LICENSES AND DISCLAIMER	29
ADDITIONAL PURCHASE AND SALE INFORMATION	31
DISTRIBUTIONS	33
PORTFOLIO HOLDINGS DISCLOSURE	33
U.S. FEDERAL INCOME TAXATION	33
GENERAL INFORMATION	38
PREMIUM/DISCOUNT INFORMATION	39
CODE OF ETHICS	39
DISTRIBUTION PLAN	39
FINANCIAL HIGHLIGHTS	39
WHERE TO LEARN MORE ABOUT THE FUNDS	39

2

SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF

OBJECTIVE

The Syntax Stratified Europe and Asia Developed Markets (“SEADM”) ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified Europe and Asia Developed Markets Index (“SEADM Index” or the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.50%
Distribution and Service (12b-1) Fees[1]	0.00%
Other expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement[3]	0.45%

(1)	The Fund currently pays no 12b-1 fees.

(2)	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(3)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.45% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

3

Year 1	Year 3
$31	$129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks to correlate its performance to the SEADM Index, which means that it is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and depositary receipts of issuers of all capitalization sizes from both the Europe and Asia developed markets universe. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Adviser also may determine to not apply the Stratified-Weight™ weighting methodology to certain of the Fund’s holdings when it believes doing so is in the best interest of the Fund.

“Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare.

The SEADM Index, which was created by Syntax, an affiliate of the Adviser, is the Stratified- Weight™ version, as described below, of the broad-based MSCI EAFE® Index. The MSCI EAFE® Index is an equity index which captures large and mid cap representation across 21 developed market countries, excluding the U.S. and Canada, covering approximately 85% of the free float-adjusted market capitalization in each developed market country. As the SEADM Index is designed to hold the same constituents as the MSCI EAFE® Index, the constituents in the SEADM Index represent the same 21 developed market countries in Europe and Asia as designated within the MSCI EAFE® Index. The country classification of each security included in the MSCI EAFE® Index is determined by the country of incorporation of the issuing company and the primary listing of the company’s securities. As of December 31, 2022, the SEADM Index consisted of securities from the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (UK), and the following Asian or Asia-Pacific countries: Australia, Hong Kong, Japan, New Zealand and Singapore. In particular, the SEADM Index is expected to have significant exposure to issuers in Japan. The Index is rebalanced and reconstituted quarterly on the third Friday of each quarter-ending month and will typically include approximately 875 to 900 constituents allocated across the above-described Related Business Risk groups. Due to the distribution of Related Business Risks identified within in the SEADM Index company universe, the financials industry sector is expected to have a substantially higher relative allocation within this index relative to that of the remaining industry sectors. Further description of the typical characteristics and risks corresponding to these Related Business Risk groups is provided in the Additional Strategies Information and Additional Risk Information sections, respectively. The market capitalization of companies in the SEADM Index as of December 31, 2022 was between $2 billion and $365 billion.

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The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities. Vantage Consulting Group (the “Sub-Adviser”) provides sub-advisory services to the Fund.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

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STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

CURRENCY RISK: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

SMALL AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well- managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

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FINANCIALS SECTOR RISK: The Fund may have significant exposure to the financials sector due to the larger relative allocation to this Related Business Risk group within the SEADM Index. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, currency volatility, international conflict, disruption in access to markets, excessive leverage, and decreased market liquidity. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Downturns in the financials sector may negatively impact the availability of financing for other companies whose constituents are in the Fund and for governmental entities, which may exacerbate economic downturns and further negatively impact Fund performance. The weight of the Financials sector in the underlying Index may be greater than that allocated to any other sector at any given time, which may magnify the negative effect of financial downturns on Fund performance. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

NON-U.S. SECURITIES RISK: Investing in foreign companies, including direct investments and investments through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

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INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the MSCI EAFE® Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NATIONAL CLOSED MARKET TRADING RISK: To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

RISK OF INVESTING IN DEVELOPED COUNTRIES: The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Economic and securities market growth in many developed countries over the previous decade was stimulated by quantitative easing and other governmental policies; as central banks or other governmental authorities reduce or eliminate such measures, Fund performance could suffer. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. A natural disaster or public health emergency could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

ASIAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of Asian issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Some developed market Asian economies are characterized by political and social instability. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

RISK OF INVESTING IN JAPAN: The Fund may have significant exposure to securities of issuers in Japan due to the corresponding allocation to such issuers within the SEADM Index. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the early 1990’s, Japan’s economic growth rate and stock market performance have generally remained low relative to other advanced economies, and they may remain low in the future. Japan’s heavy debt burden, low interest rates, and demographic imbalances pose significant challenges to growth. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

EUROPEAN ISSUER RISK: Because the Fund is expected to concentrate its investments in securities of European issuers, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the European Union (Brexit) became effective January 1, 2021, with the end of the Brexit transition period and the post-Brexit trade deal between the UK and the European Union taking effect on December 31, 2020. The impact of any partial or complete dissolution of the European Union on the UK and European economies and the broader global economy could be significant. In addition, the extent and duration of Russia's invasion of Ukraine, resulting sanctions and future market disruptions in Europe are impossible to predict, but could be significant and have an adverse effect on the region, including significant negative impacts on the economies of European nations. The foregoing events may result in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

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FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SYNTAX STRATIFIED 1000 ETF

OBJECTIVE

The Syntax Stratified 1000 ETF (the “Fund”) seeks to provide investment results that, before expenses, correlate to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified 1000 Index (the “Syntax 1000 Index” or the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.45%
Distribution and Service (12b-1) Fees[1]	0.00%
Other expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement[3]	0.15%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement[3]	0.30%

(1)	The Fund currently pays no 12b-1 fees.

(2)	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.

(3)	Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2024, thereafter subject to annual re-approval by the Fund’s Board of Trustees, to ensure that Total Annual Fund Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30% (the “Expense Cap”). The Expense Agreement may be terminated by the Fund’s Board of Trustees. Any waiver and/or reimbursement by the Adviser under the Expense Agreement is subject to reimbursement by the Fund within 36 months following the date fees were waived or expenses reimbursed, so long as such reimbursement does not cause the Fund’s Total Annual Fund Operating Expenses (after the reimbursement is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived or reimbursed; or (ii) the Fund’s current Expense Cap.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$31	$129

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Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

PRINCIPAL STRATEGY

The Fund seeks to correlate its performance to the Syntax 1000 Index. Under normal conditions, the Fund employs a representative sampling indexing strategy to manage the Fund, which means that the Fund typically invests in a representative sample of securities that collectively have an investment profile similar to that of an applicable index. The Fund may or may not hold all of the securities of the Index. Under normal market conditions, the Fund invests substantially all, and at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. From time to time the Fund may invest in and hold securities that are not included in the Index when the Adviser believes such securities will help the Fund to achieve its investment objective. The Adviser also may determine to not apply the Stratified-Weight™ weighting methodology to certain of the Fund’s holdings when it believes doing so is in the best interest of the Fund.

“Stratified Weight” is the weighting methodology by which Syntax, LLC (“Syntax”) diversifies its indices by hierarchically grouping and distributing the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting is intended to permit an investor’s ownership to accumulate in the industries that have the most company representatives in the index. Instead of concentrating investment exposure in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of an index. The Related Business Risk groups are: Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare. The Syntax 1000 Index, which was created by Syntax, an affiliate of the Adviser, is the Stratified WeightTM version, as described below, of the broad-based Russell 1000® Index and holds the same constituents as the Russell 1000® Index. The Russell 1000® Index represents the top 1000 companies by market capitalization in the United States and comprises about 92% of the total market cap of all listed stocks in the U.S. equity market. The market capitalization of companies in the Russell 1000® Index as of December 31, 2022 was between $652 million and $2 trillion. Vantage Consulting Group (the “Sub-Adviser”) provides sub-advisory services to the Fund.

The Fund’s investments will be concentrated in certain securities from time-to-time to the extent the Index is so concentrated. The Fund, at the Adviser’s discretion, may from time-to-time own up to 20% of its total assets in securities that are not included in the Index. In addition, the Fund may hold Index securities that are not in a stratified weight exposure if the Adviser deems it in the best interest of the Fund, but may not hold more than 20% of its total assets in non-Index securities.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses.

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MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by Related Business Risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well- managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

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PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

NEW FUND RISK: The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

MARKET TRADING RISK: The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants (“APs”) to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

INDEX MANAGEMENT RISK: The Fund’s dependence on the Index identifying, grouping, and diversifying the constituents of the Russell 1000 Index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

FUND PERFORMANCE

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Adviser

Syntax Advisors, LLC serves as the investment adviser to the Fund.

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Sub-Adviser

Vantage Consulting Group serves as the investment sub-adviser to the Fund.

Portfolio Managers

The professionals jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Firm	Start Date
James Thomas Wolfe	Vantage Consulting Group Inc.	Since the Fund’s Inception.
Austin Dunkle	Vantage Consulting Group Inc.	Since May 2023
Glenn Freed	Syntax Advisors, LLC	Since May 2023

PURCHASE AND SALE OF FUND SHARES

Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (“bid-ask spread”). The Fund will only issue or redeem Shares that have been aggregated into blocks of 25,000 Shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Information regarding the Fund Shares such as NAV, market price and related other information is available on the Fund’s website, at www.SyntaxAdvisors.com.

TAX INFORMATION

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL STRATEGIES INFORMATION

This section provides additional information regarding each Fund’s respective strategies. Please see “Principal Strategy” section under “Fund Summary” above for a complete discussion of a Fund’s principal investment strategies.

Syntax’s Functional Information System

Syntax Indices utilize a proprietary functional information system (“FIS”) developed by Syntax ("Syntax” or the “Index Provider”), an affiliate of Syntax Advisors, LLC, the Fund’s investment adviser, to categorize, group, and stratify constituent securities to create stratified- weighted indices. FIS is a patented technology for mapping economic relationships between the constituent securities of the Index and for managing concentrations of Related Business Risks. Related Business Risks are not based on companies’ capitalization or past performance, but rather, are based on each company’s current business functions and the functional economic relationships between them. By identifying these underlying business relationships – common suppliers, customers, competitors, products, etc. – FIS identifies shared business risks in a securities portfolio. Indices not using the FIS technology can become highly exposed to groups of companies that share Related Business Risks.

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Description of Syntax’s Related Business Risks

Syntax’s Stratified-Weight indices are typically diversified by hierarchically grouping and distributing the weight its constituent companies that share Related Business Risks. A Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The Related Business Risk groups identified through the application of the FIS technology are as follows:

Consumer Products & Services: Included in this group are companies that provide non-food goods and related services to consumers, ranging from automobile manufacturers and producers of household goods to providers of personal consumer services such as gym operators. Companies in this group are generally subject to the business risks associated with fluctuating demand for manufactured goods, equipment, and various consumer services.

Energy: Included in this group are companies engaged in primary energy or refined fuel production, oil and gas equipment or services, midstream energy, utilities, or independent power production. Companies in this group generally share business risks associated with the production, transportation or sale of resources that power equipment, such as fluctuating demand and commodity prices.

Financials: Included in this group are businesses such as banks, insurance companies, brokerage firms and real estate companies. Companies in this group generally share business risks associated with exposure to, among other things, the overall health of the financial markets and fluctuations in interest rates.

Food: Included in this group are companies that provide the goods and related services involved in the consumption of food or related products. These products include all foodstuffs, beverages, alcohol, and any raw materials that are used in the production of these things. Companies in this group are generally subject to the business risks associated with the production or distribution of agricultural products, processed foods, prepared meals and alcoholic beverages.

Industrials: Included in this group are companies that provide the equipment, tools, and services that businesses use to manufacture products and provide services such as transportation, wholesaling, and equipment leasing.

Companies in this group generally share business risks associated with the production of raw materials, capital goods, and industrial equipment for commercial use, all of which are typically tied closely to the strength of business-to-business demand.

Information: Included in this group are companies that are involved in either providing, processing, or managing information. Companies in this group are generally subject to the business risks associated with the production, processing, transportation or sale of information resources, such as fluctuations in consumer or institutional demand and intense competition.

Information Tools: Included in this group are companies involved with the development of hardware, equipment or software that processes, moves, or stores information, and generally enables the production of information products. Companies in this group generally share business risks associated with the production, sourcing and/or sale of various raw materials, components and final products ultimately used to support information products.

Healthcare: Included in this group are companies concerned with maintenance and treatment of disease and the promotion of bodily welfare and vitality. Companies in this group are generally subject to the business risks associated with the production of medicine or equipment used in the healthcare industry, or the provision of medical services and healthcare insurance.

FIS makes it possible to control for risks shared by groups of related companies by: 1) organizing companies that share Related Business Risks into well-defined functional groups; and 2) weighting these groups to spread exposure across these underlying risks. Other commonly used industry and sector classifications like Global Industry Classification Standard (“GICS”) and Standard Industrial Classification (“SIC”) lack codified definitions and instead simply group together companies that “seem similar”. Syntax’s FIS-based industries are engineered to minimize performance distortions caused by the uncontrolled risk exposures that are present in cap-weighted financial indices. FIS-based sectors effectively group and limit weighting in companies that have shared business functions that can make them perform similarly when events happen to change expectations in a given part of the economy.

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By using FIS and stratification to control for Related Business Risks, Syntax Indices are designed to improve the tracking of the actual medium-to-long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming group. Because FIS defines the functional parts of the economy, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax believes that the Syntax Indices serve as a better basis for medium-to-long-term investments in index-tracking funds.

Index Information

The investment objective of every Syntax Index is to deliver returns consistent with the performance of the underlying companies that make up the index. By using FIS and stratification to control for Related Business Risks, Syntax Indices are designed to improve the tracking of the actual medium-to-long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming groups. Because FIS defines the functional parts of the economy, Syntax Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax believes that the Syntax Indices serve as a better basis for medium-to-long- term investments in index-tracking funds.

Each of the Syntax Stratified Europe and Asia Developed Markets Index and the Syntax Stratified 1000 Index (each a “Syntax Index”, collectively the “Syntax Indices”) was developed and is maintained in accordance with the following criteria: (1) each of the component securities in the Syntax Indices is a constituent company of the MSCI EAFE® Index or the Russell 1000® Index, respectively; and (2) the Syntax Stratified Europe and Asia Developed Markets Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC), and by Russell Indexes (a subsidiary of FTSE Russell) in the case of the Syntax Stratified 1000 Index, in each case based on methodology proprietary to Syntax LLC, an affiliate of the investment adviser (“Syntax” or the “Index Provider”), using its Stratified Weight methodology. The Index Provider publishes information regarding the market value of the Index. For more information, please visit the Fund’s website at www.SyntaxAdvisors.com.

General

In the event that a bankruptcy or other event occurs making a portfolio security illiquid, the Adviser intends to allocate to other similar holdings in the portfolio. These situations should be rare in U.S. large and mid-cap companies and less rare in small-cap companies with fewer resources.

The Board of Trustees (the “Board”) of Syntax ETF Trust may change each Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the SAI. The Board may not change any Fund’s investment objective without shareholder approval. With respect to any Fund’s stated policy of investing a minimum percentage of its net assets in certain types of securities, shareholders will be provided with at least 60 days’ notice prior to any change in such investment policy.

Each Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Under normal conditions, the Adviser seeks to correlate to the performance of each respective Index as closely as possible (i.e., obtain a high degree of correlation with the Index). A number of factors may affect each Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that any Fund will achieve a high degree of correlation.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund Summary along with additional risk information.

ALL FUNDS

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which a Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which a Fund invests. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

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MARKET DISRUPTION RISK: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact a Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to a Fund’s NAV.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

INDEX MANAGEMENT RISK: A Fund’s dependence on an Index identifying, grouping, and diversifying the constituents of and index across Related Business Risks, which reflects the Stratified approach, may prove to be incorrect and may not produce the desired results.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well- managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: Each Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, a Fund may hold constituent securities of its corresponding index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if a Fund employed an active strategy. There is no guarantee that a Fund’s investment results will have a high degree of correlation to those of its corresponding index or that a Fund will achieve its investment objective.

NEW FUND RISK: Each Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause a Fund to liquidate.

LARGE SHAREHOLDER RISK: To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or an affiliate of the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will redeem Fund Shares in large amounts rapidly or unexpectedly. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale (i.e., a seed investor). In such case, an investor may own a majority of the Fund’s shares. Similar to other large shareholders, there is a risk that such seed investors may redeem all or a significant portion of their investment in the Fund with little or no notice to the Fund. Any such redemptions could adversely affect the ability of the Fund to conduct its investment program, including by causing the Fund to dispose of investments at unfavorable times or increase its cash holdings, diluting its investment returns. An unexpected large redemption also may have an adverse effect on the market price of the Fund’s Shares.

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MARKET TRADING RISK:

Absence of Active Market. Although Shares of each operational Fund are listed for trading on one or more stock exchanges, the Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or APs.

Risk of Secondary Listings. A Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that, once listed, a Fund’s Shares will continue to trade on any such stock exchange or in any market or that the Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. A Fund’s Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Shares are not Individually Redeemable

Shares may be redeemed at NAV by a Fund only in large lot sizes known as “Creation Units”, which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with Foreside Fund Services, LLC, as distributor, are authorized to transact in Creation Units with a Fund. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Fund Shares must do so in the secondary market.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, a Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with APs to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of Shares and their underlying value.

AUTHORIZED PARTICIPANTS CONCENTRATION RISK: Only an AP may engage in creation or redemption transactions directly with a Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP risk may be heightened for ETFs, such as a Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

TRACKING ERROR RISK: A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of its corresponding Index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, including without limitation instances where a security’s proportionate representation in a Fund does not match that of the Index. Tracking error also may result because a Fund incurs fees and expenses, while the Index does not. Index ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other index ETFs that do not track such indices.

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SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF

CURRENCY RISK: Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

NON-US SECURITIES RISK: Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation, nationalization and market fluctuations caused by economic and political developments. As a result of investing in non-U.S. securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

●	A lack of market liquidity and market efficiency;

●	Greater securities price volatility;

●	Exchange rate fluctuations and exchange controls;

●	Less availability of public information about issuers;

●	Limitations on foreign ownership of securities;

●	Imposition of withholding or other taxes;

●	Imposition of restrictions on the expatriation of the funds or other assets of the Fund;

●	Higher transaction and custody costs and delays in settlement procedures;

●	Difficulties in enforcing contractual obligations;

●	Lower levels of regulation of the securities markets;

●	Weaker accounting, disclosure and reporting requirements; and

●	Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may differ from and/or may not be as extensive or protective as those that apply in the U.S.

ASIAN ECONOMIC RISK: Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, and economic or environmental events in any one Asian country may have a significant economic effect on the entire Asia region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Instability resulting from conflict and tensions in Hong Kong and mainland China could have a negative effect on Fund performance. Certain Asia-Pacific countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund’s investments.

NATIONAL CLOSED MARKET TRADING RISK: To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

RISK OF INVESTING IN DEVELOPED COUNTRIES: The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Economic and securities market growth in many developed countries over the previous decade was stimulated by quantitative easing and other governmental policies; as central banks or other governmental authorities reduce or eliminate such measures, Fund performance could suffer. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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EUROPEAN ECONOMIC RISK: The European Union (the “EU”) requires compliance by member states with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

In addition, one or more countries may abandon the euro and/or withdraw from the EU. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the EU. The economy and currency of the United Kingdom may be negatively impacted by changes to its economic and political relations with the EU. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund’s portfolio, and it would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The City of London’s economy is dominated by financial services, some of which may have to move outside of the United Kingdom post-referendum (e.g., currency trading, international settlement). Under the referendum, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the economy and currency of the United Kingdom may be negatively impacted by changes to its economic and political relations with the EU.

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region.

On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The United States and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions and future market disruptions in the region are impossible to predict. Moreover, the ongoing effects of the hostilities and sanctions may not be limited to Russia and Russian companies and may spill over to and negatively impact other regional and global economic markets of the world, including Europe and the United States. The ongoing military action along with the potential for a wider conflict could further increase financial market volatility and cause negative effects on regional and global economic markets, industries, and companies. It is not currently possible to determine the severity of any potential adverse impact of this event on the financial condition of any of the Fund’s investments, or more broadly, upon the global economy.

The national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Fund’s investments.

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RISK OF INVESTING IN JAPAN: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the early 1990’s, Japan’s economic growth rate and stock market performance have generally remained low relative to other advanced economies, and they may remain low in the future. Japan’s heavy debt burden, low interest rates, and demographic imbalances pose significant challenges to growth. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund. Japan’s relations with its neighbors have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Additional Non-Principal Risks

ALL FUNDS

Secondary Market Trading Risk. Shares of each Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Fund Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to circuit breaker rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of the Fund may trade at prices other than NAV. Shares of a Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of a Fund’s portfolio holdings or NAV. Also, in times of market stress, market makers or APs may step away from their respective roles in making a market for Shares of a Fund and in executing purchase or redemption orders. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to a Fund’s Shares trading at a premium or discount to NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or APs, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

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U.S. Tax Risks. To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements. If, for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of a Fund’s current and accumulated earnings and profits. The tax treatment of certain derivatives is unclear for purpose of determining a Fund’s tax status.

Business Group Risks: The Syntax Indices employ the Stratified Weight methodology which typically results in index holdings diversified among eight designated Related Business Risk groups: consumer products & services, energy, financials, food, industrials, information, information tools, and healthcare. As a result of each Fund’s investment objective, it is expected that the Funds will have continued exposure to each of the following Related Business Risk groups:

Consumer Products & Services. General risks of these companies include the overall state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Global factors including political developments, imposition of import controls, supply chain disruptions, international conflict, disruption in access to markets, fluctuations in oil prices, and changes in exchange rates may adversely affect issuers of consumer products and services. Retailers who sell their products over the Internet have the potential to access more consumers but may require sophisticated technology to remain competitive. Changes in demographics and consumer tastes can also affect the demand for, and the success of, consumer products and services in the marketplace. Consumer products and services companies may be subject to government regulation affecting their products and operations which may negatively impact performance.

Energy. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for many reasons, including, among other reasons: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; supply chain disruptions, international conflict, disruption in access to markets; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on an energy issuer. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.

Financials. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, currency volatility, international conflict, disruption in access to markets, excessive leverage, and decreased market liquidity. Downturns in the financials sector may negatively impact the availability of financing, which may exacerbate economic downturns and further negatively impact performance. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact performance of financial companies.

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Food. Companies in this group are generally subject to the business risks associated with the production or distribution of agricultural products, processed foods, prepared meals and alcoholic beverages. Issuers in this group are faced with government regulation, international conflict, disruption in access to markets, product recall, climate change, and supply chain and labor disruptions. Consumer preferences for certain types of food products may change swiftly, and in turn, may have a severe impact on a company’s earnings.

Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions, including but not limited to supply chain disruptions, international conflict, disruption in access to markets, may affect the performance of companies in the industrial sector. Companies in this sector may be at risk for environmental damage and product liability claims.

Information. Companies in this sector can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Information companies may face significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities.

Also, patent protection is integral to the success of many developed market companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). International conflict and disruption in access to markets may also adversely affect companies in this sector. In addition, companies in this sector have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Information Tools. Companies in this sector are subject to competitive pressures may have a significant effect on their financial condition due to short product cycles and strained manufacturing capacity. These companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under- utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in this sector. Information tool companies typically face high capital costs and particularly in developed market economies, may be heavily dependent on intellectual property rights. Supply chain disruptions, international conflict and disruption in access to markets may also adversely affect companies in this sector. This sector is highly cyclical, which may cause the operating results of such companies to vary significantly. The stock prices of companies in this sector are subject to high levels of volatility.

Healthcare. Companies in the healthcare sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Particularly within developed market economies, many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Supply chain disruptions, international conflict and disruption in access to markets may also adversely affect companies in this sector. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF

Pacific Economic Risk. The economies of the Pacific, which include Australia and New Zealand, are dependent on exports from the energy, agricultural and mining sectors. This makes Pacific economies susceptible to fluctuations in the commodity markets. Pacific economies are also increasingly dependent on their growing service industries. Because the economies of the Pacific are dependent on the economies of Asia, Europe and the U.S. as key trading partners and investors, a reduction in spending by any of these trading partners on Pacific products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Pacific economies, and a resultant negative impact on the Fund by virtue of its holdings in the securities of companies operating in the Pacific. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australian economy.

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MANAGEMENT

BOARD OF TRUSTEES. The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of the Funds’ assets by the investment adviser and sub-adviser. Information about the Board of Trustees and executive officers of the Funds is contained in the SAI.

ADVISER. Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the Sub-Adviser for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. The Adviser has been a registered investment adviser since April 21, 2017, is an affiliate of Syntax LLC and is controlled by Rory Riggs. As the Funds’ investment adviser, the Adviser provides an investment management program for the Funds and manages the investment of the Funds’ assets through sub-advisory relationships. The Adviser’s principal business address is One Liberty Plaza, 46th Floor, New York, NY 10006.

For the services provided to the Funds under the Investment Advisory Agreement, the Funds expect to pay the Adviser the annual fee set forth below, which is based on a percentage of a Fund’s average daily net assets.

Fund	Advisory Fee
Syntax Stratified Europe and Asia Developed Markets ETF	0.50%
Syntax Stratified 1000 ETF	0.45%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Funds, except, (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (x) extraordinary expenses of the Funds and (xi) fees payable to the Adviser. The payment or assumption by the Adviser of any expense of the Funds that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Funds on any subsequent occasion. Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below. Accordingly, the Adviser has agreed to waive a portion of its management fee in an amount equivalent to 0.05% and 0.15% for the Syntax Stratified Europe and Asia Developed Markets ETF and the Syntax Stratified 1000 ETF, respectively.

As provided in the Expense Agreement, the Adviser is entitled to reimbursement by a Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. The Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment). Each Fund’s total operating expenses, net of applicable waivers and/or reimbursements under the Expense Agreement, are presented below.

Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified Europe and Asia Developed Markets ETF	0.45%
Syntax Stratified 1000 ETF	0.30%

SUB-ADVISER. Pursuant to an investment sub-advisory agreement with Syntax, Vantage Consulting Group (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds and performs the day to day management of the Funds and places orders for the purchase and sale of securities for the Funds. For its services to the Funds, the Sub-Adviser is compensated by the Adviser. The Sub-Adviser has been a registered investment adviser since June 2, 1986 and is owned by Mark T. Finn. As of December 31, 2022, the Sub-Adviser managed approximately $3.2 billion in assets. The Sub-Adviser’s principal business address is 3500 Pacific Ave., Virginia Beach, VA 23451.

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A discussion regarding the Board’s consideration of the investment advisory and sub-advisory agreements will be found in the Trust’s next Annual or Semi-Annual Report to Shareholders, as applicable.

PORTFOLIO MANAGER. The Funds are managed by the portfolio manager listed below.

Portfolio Manager	Firm	Business Experience over Past 5 Years

James Wolfe

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Vantage Consulting Group, Inc.

Mr. Wolfe currently serves as a portfolio manager for the equity portfolio for all of the Syntax Funds. He has held a variety of positions since joining Vantage in 1988 including trader, operations manager, and systems developer specializing in quantitative modeling, and he is currently head trader Mr. Wolfe is an investment professional with over 30 years of experience.

Mr. Wolfe received his BA from Virginia Wesleyan College in 1983 and an MBA from the College of William and Mary in 1989.

Austin Dunkle

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Vantage Consulting Group, Inc.

Mr. Dunkle currently serves as a portfolio manager for the equity portfolio for all of the Syntax Funds. Austin has worked with financial and economic models and strategies since joining Vantage in 2014 using a variety of market and macroeconomic indicators. He also supports the firm’s portfolio accounting, reconciliation, and trading team.

Austin received a Bachelor’s degree in Applied Mathematics at Old Dominion University, and was awarded the CQF designation in 2016.

Glenn Freed

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified SmallCap ETF

Syntax Stratified U.S. Total Market ETF

Syntax Stratified U.S. Total Market Hedged ETF

Syntax Stratified LargeCap II ETF

Syntax Stratified Total Market II ETF

Syntax Advisors, LLC

Dr. Freed is responsible for helping to direct the research, design and implementation of our investment strategies, and providing oversight of the marketing initiatives and interacting with clients. Dr. Freed is a highly trained academic with extensive investment management experience in the financial services industry. Dr. Freed has over 30 years of work experience in asset management, wealth management, tax advising, tax and accounting research and education. Before joining Syntax, Dr. Freed held senior positions at several financial services companies: CIO at LourdMurray; CEO and CIO at Vericimetry Advisors; and VP at Dimensional Fund Advisors. Dr. Freed delivered customized quantitative investment solutions to both financial advisors and institutional clients. Previously, Dr. Freed was Associate Dean of the Leventhal School of Accounting and Academic Director of the Master of Business Taxation Program at the University of Southern California. Dr. Freed received a BS from the University of Florida and a Ph.D. from USC. Dr. Freed is a licensed CPA in the State of Florida.

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Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds is available in the SAI.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for the Funds’ assets.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Fund Shares. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in the Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

SHAREHOLDER PROCEEDINGS

The Trust is organized under the laws of Delaware pursuant to a Declaration of Trust, and as a result, certain shareholder proceedings must be brought in accordance with Delaware law. Shareholders should be note that any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware. Shareholders should note, however, that although these Delaware forum limitations claims do not apply to claims arising under the federal securities laws, these Delaware forum limitations, if enforceable, may impose upon Shareholders risks such as needing to bring action in a potentially inconvenient and/or unfavorable forum. Further, in connection with any such suit, action or proceeding brought in the Superior Court of Delaware, all Shareholders irrevocably waive the right to a trial by jury to the fullest extent permitted by law.

A Shareholder or Shareholders may bring derivative action on behalf of the Trust only if the Shareholder or Shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused in accordance with the relevant provisions of the Declaration of Trust. Further, a derivative action on behalf of the Trust may be brought only if (a) Shareholders holding at least 10% of the outstanding Shares of the Trust, or 10% of the outstanding Shares of the Series or Class to which such action relates and who are eligible to bring such derivative action join in the request for the Trustees to commence such derivative action; and (b) the Trustees are afforded a reasonable amount of time to consider the request for the derivative action and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The foregoing limitations regarding a derivative action in no way apply to, or otherwise impinge upon a Shareholder’s right to seek, potential claims arising under federal securities laws.

INDEX/TRADEMARK LICENSES AND DISCLAIMER

The Index Provider is affiliated with the Trust and the Adviser. The Adviser has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

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The Syntax Stratified Europe and Asia Developed Markets Index and The Syntax Stratified 1000 Index (each an “Index” and collectively the “Indices”) are the property of Syntax LLC, which has contracted with (i) S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain The Syntax Stratified Europe and Asia Developed Markets Index and (ii) Russell 1000 Index (a subsidiary of FTSE Russell) to calculate and maintain The Syntax Stratified 1000 Index. The MSCI EAFE® Index was used by Syntax as the reference universe for the companies included in The Syntax Stratified Europe and Asia Developed Markets Index. MSCI does not in any way sponsor, promote, or endorse The Syntax Stratified Europe and Asia Developed Markets Index or the Syntax Stratified Europe and Asia Developed Markets ETF. MSCI was not and is not involved in any way in the creation, calculation, maintenance, or review of The Syntax Europe and Asia Developed Markets Index. The MSCI EAFE® Index was provided on an “as is” basis. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating the MSCI EAFE® Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages in connection with the MSCI EAFE® Index or The Syntax Europe and Asia Developed Markets Index.

The Syntax Stratified Europe and Asia Developed Markets Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating these Indices. Calculated by S&P Dow Jones Indices and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax LLC. S&P is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC.

The Syntax Stratified Europe and Asia Developed Markets ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of these Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of The Syntax Europe and Asia Developed Markets Index to track general market performance. S&P Dow Jones Indices only relationship to Syntax with respect to The Syntax Europe and Asia Developed Markets Index is the provision of the calculation services related to these Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of these Funds or the timing of the issuance or sale of these Funds or in the determination or calculation of the equation by which these Funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of these Funds. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE SYNTAX EUROPE AND ASIA DEVELOPED MARKETS INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SYNTAX EUROPE AND ASIA DEVELOPED MARKETS INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Syntax Stratified 1000 Index is not sponsored by FTSE Russell or its affiliates or its third-party licensors. The constituents of the Russell 1000 Index were used by Syntax or its affiliate as the starting universe for selection of the companies in the Syntax Stratified 1000 Index. Licensor (“FTSE Russell”) does not in any way sponsor, support, promote or endorse the Syntax Stratified 1000 Index or the Syntax Stratified 1000 ETF. Licensor’s only involvement, other than as a constituent provider, was as calculation agent of the Syntax Stratified 1000 Index. The constituents of the Russell 1000 Index were provided on an “as is” basis. FTSE Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the constituents of the Russell 1000 Index (collectively, the “FTSE Russell Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).

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FTSE Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the constituents of the Russell 1000 Index or Syntax Stratified 1000 Index (upon which the Syntax Stratified 1000 ETF is based), (ii) the figure at which the Syntax Stratified 1000 Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the constituents of the Russell 1000 Index or Syntax Stratified 1000 Index for the purpose to which it is being put in connection with the Syntax Stratified 1000 ETF.

FTSE Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the constituents of the Russell 1000 Index or Syntax Stratified 1000 Index to Syntax, the Adviser or to its clients. The Russell 1000 Index is calculated by FTSE Russell or its agent. FTSE Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in relation to the constituents of the Russell 1000 Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any FTSE Russell Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the constituents of the Russell 1000 Index, the Syntax Stratified 1000 ETF, or the Syntax Stratified 1000 Index.

ADDITIONAL PURCHASE AND SALE INFORMATION

The Shares are listed for secondary trading on the NYSE Arca, Inc. (the “Exchange”) and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Shares in the secondary market, you will pay the secondary market price for Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Syntax Stratified Europe and Asia Developed Markets ETF invests in non-U.S. securities. Foreign currency exchange rates with respect to the portfolio securities denominated in non-U.S. currencies are generally determined as of 4:00 p.m., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when APs will not be able to purchase or redeem Fund shares. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of business on the NYSE.

The trading prices of each Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. The Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Shares. The trading prices of a Fund’s Shares may deviate significantly from its net asset value during periods of market volatility. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods. Information showing the number of days the market price of a Fund’s Shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.SyntaxAdvisors.com.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would occur, for example from an investor’s efforts to take advantage of a potential arbitrage opportunity, and would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause the Funds to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in the large quantities of Creation Units available only from the Funds directly, and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

The value of assets or liabilities denominated in non-U.S. currencies will be converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. Use of a rate different from the rate used by the Index Providers may adversely affect a Fund’s ability to track, as applicable, its Underlying Index.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies in which the Fund invests. The circumstances under which an any such underlying fund advised by the Adviser will use fair value pricing, and the related effects of using fair value pricing, are described immediately below. In connection with any registered open-end management investment companies in which a Fund invests that are not advised by the Adviser, the corresponding prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades, but before the next time a Fund’s net asset value is calculated, that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

BOOK ENTRY. Shares of the Funds are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of the Funds, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Funds. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

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DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS. As a shareholder, you are entitled to your share of a Fund’s income and net realized gains on its investments. The Funds pay out substantially all of their net earnings to its shareholders as “distributions.”

A Fund typically earns income dividends from stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, for each Fund are generally distributed to shareholders annually, but may vary significantly from period to period. Net capital gains for each Fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

U.S. FEDERAL INCOME TAXATION

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax- exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country or other taxing jurisdiction. The following information supplements, and should be read in conjunction with, the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of the Funds

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Internal Revenue Code. To qualify and remain eligible for the special tax treatment accorded to RICs, a Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

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As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

Each Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to U.S. shareholders. For purposes of this discussion, a U.S. shareholder is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by the Fund, distributions of the Fund’s net long- term capital gains in excess of net short-term capital losses (net capital gain) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholders holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of the Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

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Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its net capital gain and designate the retained amount as a deemed distribution. In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, the Fund shareholder can claim a tax credit or refund for the shareholders proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholders tax basis in the Shares by an amount equal to the shareholders proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholders tax credit or refund.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-deferred return of capital to the extent of the shareholders tax basis in its Shares of the Fund, and generally as capital gain thereafter.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on net investment income in addition to otherwise applicable U.S. federal income tax. Net investment income generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Seeding. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to the Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding your Fund and/or other investors in your Fund. Additionally, your Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, unless the in-kind contribution qualifies for nonrecognition treatment under Section 351 of the Internal Revenue Code, an AP recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the AP as part of the issue) and (ii) the AP’s aggregate basis in the exchanged securities (plus any cash paid by the AP as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an AP recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the AP as part of the redemption) and (ii) the AP’s basis in the redeemed Shares (plus any cash paid by the AP as part of the redemption). However, the IRS may assert, under the wash sale rules or on the basis that there has been no significant change in the AP’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

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With respect to non-U.S. shareholders of the Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of the Fund’s net capital gain. Special rules apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W- 8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short- term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a withholdable payment may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. Withholdable payments generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

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The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in each Fund, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

GENERAL INFORMATION

Syntax ETF Trust was organized as a Delaware statutory trust on June 27, 2013. If shareholders of a Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, Shares of the Trust are issued by the respective series of the Trust and any acquisition of investment company shares by a Fund or of Shares by other investment companies (including by other Funds) is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Funds of the Trust (as well as other investment companies acquiring Fund Shares) may rely on Rule 12d1-4 under the 1940 Act, which allows an investment company (such as a Fund) to invest its assets in other investment companies, including ETFs, in excess of the restrictions outlined in section 12(d)(1) if it satisfies certain conditions specified in the Rule, including, among other conditions, that the investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of each Fund’s Shares was greater than the Fund’s NAV per Share (i.e. at a premium) and the number of days it was less than the Fund’s NAV per Share (i.e. at a discount) for various time periods is available by visiting the Funds’ website at www.SyntaxAdvisors.com.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, the personnel of each of those entities to invest in securities that may be purchased or held by a Fund. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics is on public file with, and is available from, the SEC.

DISTRIBUTION PLAN

The Funds have adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because Rule 12b-1 fees are paid out of a Fund’s assets, over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act may invest in Shares in excess of the limits imposed by Section 12 of the 1940 Act subject to the conditions provided under Rule 12d1-4 of the 1940 Act.

FINANCIAL HIGHLIGHTS

Financial Highlights are not included in this Prospectus because the Funds have not commenced operations prior to the date of this Prospectus.

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds’ Shares. The Funds’ SAI and, when available, the annual and semi-annual reports to shareholders, each of which will be filed with the SEC as well as made available for download at www.SyntaxAdvisors.com, provide more information about the Funds. The SAI and the financial statements included in the Trust’s annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus), which may also be obtained without charge, upon request, by writing to the Distributor, Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Funds’ website at www.SyntaxAdvisors.com or by calling the following number: (866) 972-4492.

Investor Information:

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed on the EDGAR Database on the SEC’s website (http://www.sec.gov). You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholder inquiries may be directed to the Funds in writing to Syntax Advisors, LLC at One Liberty Plaza, 46th Floor, New York, NY 10006 or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Funds’ Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Investment Company Act File No.: 811-23227

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 SYNTAX ETF TRUST (THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with, and is incorporated by reference into, the Prospectus for the series of the Trust shown in the table below dated May 1, 2023, as it may be revised from time to time (the “Prospectus”). Syntax Stratified LargeCap II ETF had not commenced operations as of the date of this Prospectus.

Fund	Ticker
SYNTAX STRATIFIED LARGECAP ETF	SSPY
SYNTAX STRATIFIED MIDCAP ETF	SMDY
SYNTAX STRATIFIED SMALLCAP ETF	SSLY
SYNTAX STRATIFIED U.S. TOTAL MARKET ETF	SYUS
SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF	SHUS
SYNTAX STRATIFIED TOTAL MARKET II ETF	SPII
SYNTAX STRATIFIED LARGECAP II ETF	SPYS

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Funds’ website at www.SyntaxAdvisors.com or calling (866) 972-4492.

1

GENERAL DESCRIPTION OF THE TRUST	3
ADDITIONAL INDEX INFORMATION	4
INVESTMENT POLICIES	6
SPECIAL CONSIDERATIONS AND RISKS	10
INVESTMENT RESTRICTIONS	14
EXCHANGE LISTING AND TRADING	16
MANAGEMENT OF THE TRUST	17
BROKERAGE TRANSACTIONS	37
PORTFOLIO TURNOVER RATE	38
BOOK ENTRY ONLY SYSTEM	39
DETERMINATION OF NET ASSET VALUE	49
DIVIDENDS AND DISTRIBUTIONS	49
U.S. FEDERAL INCOME TAXATION	50
CAPITAL STOCK AND SHAREHOLDER REPORTS	59
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59
INDEPENDENT AUDITORS	59
APPENDIX A – PROXY VOTING POLICIES	A-1
APPENDIX B – COMMERCIAL PAPER RATINGS	B-1

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GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of nine investment series (the “Funds”). The Trust was organized as a Delaware statutory trust on June 27, 2013. The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and Syntax Stratified SmallCap ETF is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (the “Index”). The investment objective of the Syntax Stratified LargeCap II ETF is to obtain capital growth that meets or exceeds the performance of the S&P 500® Index (“S&P 500”) by investing in securities that provide U.S. large capitalization (“large cap”) equity market exposure. The investment objective of the Syntax Stratified U.S. Total Market ETF is to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) by investing in exchange-traded funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The investment objective of the Syntax Stratified U.S. Total Market Hedged ETF is to obtain capital growth that meets or exceeds the performance of the 1500 Index over a full market cycle by investing in exchange-traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The investment objective of the Syntax Stratified Total Market II ETF is to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in exchange-traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure to companies in the 1500 Index. Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser for the Funds. Vantage Consulting Group (“Vantage” or the “Equity Sub-Adviser”) serves as the investment sub-adviser for the Syntax Stratified LargeCap ETF (the “LargeCap ETF”), Syntax Stratified LargeCap II ETF (the “LargeCap II ETF”), Syntax Stratified MidCap ETF (the “MidCap ETF”), Syntax Stratified SmallCap ETF (the “SmallCap ETF”), Syntax Stratified U.S. Total Market ETF (the “Total Market ETF”), Syntax Stratified Total Market II ETF (“Total Market II ETF”) and Syntax Stratified U.S. Total Market Hedged ETF (the “Total Market Hedged ETF”) (equity only). In addition to Vantage, Swan Global Investments, LLC (“Swan” or the “Options Sub- Adviser,” and together with Vantage, the “Sub-Advisers”) sub-advises the options strategy for the Total Market Hedged ETF. The Adviser, Vantage and Swan are referred collectively as the “Advisers”)

The Funds offer and issue Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities included in their respective index (“Deposit Securities”), as described below, together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares have been approved for listing and secondary trading on the NYSE Arca, Inc., a national securities exchange (“Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 25,000 Shares, as set forth in the Prospectus.

Shares may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

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ADDITIONAL INDEX INFORMATION

The Adviser believes that Syntax Stratified Weight Indices (“Stratified Indices”) represent a major breakthrough in passive index weighting methodology in that they are designed to control for the negative impacts of “Related Business Risks”, which refers to the occurrence of when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers, or competitors. Stratified Indices utilize a proprietary functional information system (“FIS”) developed by Syntax LLC (“Syntax” or the “Index Provider”), to identify related business risks and implement a patented stratified weighting methodology that seeks to control for the inadvertent overweighting of related business risk that regularly occurs in capitalization-weighted and equal-weighted indices. To learn more about FIS, please visit www.SyntaxAdvisors.com.

Stratified Indices are a new class of passive indexing that seeks to mitigate the negative impacts of overweighting Related Business Risks without sacrificing upside performance in normal markets. Stratified Indices, together with capitalization-weight and equal-weight indices, form a complementary suite of index weighting methods that each provide a different measure of market performance. Capitalization-weight indices measure aggregate market performance, equal-weight indices measure average company performance, and Stratified Indices measure diversified business performance. Each is an important market benchmark that offers different perspectives.

The investment objective of every Stratified Index is to deliver returns consistent with the performance objectives of the underlying companies that make up the index. By using FIS and stratification to control for exposure to Related Business Risks, Stratified Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming groups. Because FIS defines the Related Business Risks, Stratified Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax believes that the Stratified Indices serve as a better basis for medium-to-long-term investments in index-tracking funds. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; and capture a fuller range of market opportunities.

The Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, the Syntax Stratified SmallCap Index (each an “Index”, collectively the “Indices”) are the Stratified Weight versions, as described below, of the widely used S&P500® Index, S&P MidCap 400® Index, and S&P SmallCap 600® Index, respectively. Each Index holds the same constituents as its corresponding index, but the weight of each company in an Index is based on Syntax’s patented methodology to control exposure to Related Business Risks, as discussed in the Prospectus. The LargeCap II ETF may, but is not required to, invest in the constituents of the S&P500® Index. Total Market ETF, Total Market II, and Total Market Hedged ETF intend to invest in other ETFs that are managed by the Adviser (the “Underlying Funds”) and that track, or are correlated to, certain of the indices described above. Total Market ETF, Total Market II, and Total Market Hedged ETF may invest in other ETFs managed by the Adviser that are not included in this Statement of Additional Information. For a description of the Underlying Funds’ investment strategies, policies, risks and expenses please see the Underlying Funds’ prospectuses and statements of additional information, which are available without charge on the Funds’ website at www.SyntaxAdvisors.com.

The Indices were developed and are maintained in accordance with the following criteria: (1) each of the component securities in each Index is a constituent company of the S&P500® Index, S&P MidCap 400® Index, S&P SmallCap 600® Index, as applicable; and (2) the Indices are calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) based on methodology proprietary to Syntax, an affiliate of the Adviser, using a stratification methodology. The Index Provider publishes information regarding the market value of each Index. For more information, please visit the Funds’ website at www.SyntaxAdvisors.com.

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Disclaimer

Syntax is affiliated with the Trust and is a commonly controlled entity with the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub- licensing rights to the Indices to the Funds at no charge.

Each of Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, and the Syntax Stratified SmallCap Index is the property of Syntax, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Syntax with respect to the Indices is the licensing of the S&P 500® Index, S&P MidCap 400® Index, S&P SmallCap 600® Index, and their constituents, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to each Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within each Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN EXCEPT THOSE ARISING FROM FRAUD OR GROSS NEGLIGENCE ON THE PART OF S&P. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY SYNTAX, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

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The Syntax Stratified U.S. Total Market Index (the “Total Market Index”) is a broad-based index comprised of approximately 90% of the total U.S. market capitalization, specifically reflective of exposures to the Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index and the Syntax Stratified SmallCap Index.. The Index and its methodology were developed by SKK Syntax, LLC (“SKKS”), which is a joint venture between Syntax and Shepherd Kaplan Krochuk, LLC (“SKK”). The Total Market Index is calculated and maintained by Indxx, LLC. The Adviser has a license agreement with SKKS to use the index weightings with respect to the certain Funds. The Funds are not sponsored by the third-party licensors of SKKS. “Syntax”, “Stratified Index” and “Stratified Indices” are registered trademarks of Locus LP, and “Shepherd Kaplan” is a registered trademark of SKK and have been licensed for use by the Adviser.

1.  Trademark Notice & Disclaimer: Disclosure Documents: Without limiting the generality of the disclaimers and limitations of liability set forth in this Agreement, Adviser acknowledges and agrees to the following disclaimer and limitations of liability, and Adviser agrees to prominently include the following trademark notice and disclaimer to the extent Adviser uses or refers to Syntax, SKK, and/or the Marks in any disclosure documents related to the Funds referring to the Syntax Stratified U.S. Total Market Index in their principal investment strategy, such as prospectuses, registration statements, or other documents to be filed with a governmental agency (whether print, online, or other media):

2.  The Total Market Index is developed by SKK Syntax, LLC, which has contracted with Indxx, LLC to calculate and maintain the Total Market Index. Adviser has licensed from SKKS the rights to use said index weightings. The Fund is not sponsored by the third- party licensors of SKKS. “Syntax”, “Stratified Index” and “Stratified Indices” are registered trademarks of Locus LP, and “Shepherd Kaplan” is a registered trademark of SKK, and have been licensed for use by the Adviser. SKKS does not make any representation or warranty regarding investment advisability. SKKS’s only relationship to the Adviser with respect to the Total Market Index is the licensing of certain data. SKKS, Syntax and SKK are not responsible for and have not participated in the determination of the prices, amount, redemption, or timing of the sale of the ETF, or the determination or calculation of the equation by which any Fund may be converted into cash or other redemption mechanics. SKKS, Syntax and SKK have no obligation or liability in connection with the administration, marketing or trading of any Fund. Inclusion of a security within the Total Market Index is neither a recommendation by SKKS nor Syntax nor SKK, nor is it investment advice.

3.   SKKS, SYNTAX AND SKK DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE TOTAL MARKET INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO. SKKS, SYNTAX AND SKK SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. SKKS SYNTAX AND SKK MAKE NO WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL SYNTAX OR SKK BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES.

INVESTMENT POLICIES

INVESTMENT STRATEGIES

The following contains more detailed information about the types of instruments in which the Funds may invest or hold.

DIVERSIFICATION STATUS

Each Fund is classified as a “diversified” investment company under the 1940 Act.

ACTIVE MANAGEMENT

The LargeCap II ETF, Total Market ETF, Total Market II ETF, and Total Market Hedged ETF are each actively managed and provides Adviser and/or Sub-Advisers discretion regarding security selection and weighting subject to restrictions and strategies enumerated in the Prospectus and herein.

EQUITY SECURITIES

Equity securities in which the Funds invest, or hold, include common stocks and preferred stocks and securities convertible into common stocks, including, but not limited to, options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

COMMON STOCK

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

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PREFERRED STOCK

The Funds may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

EXCHANGE TRADED FUNDS

The Total Market ETF, Total Market II ETF, and Total Market Hedged ETF (within its equities strategy) are expected to invest principally in equity-focused exchange traded funds (“ETFs”) advised by the Adviser. The LargeCap ETF, LargeCap II ETF, MidCap ETF, and SmallCap ETF may invest in equity ETFs in executing their respective principal investments strategies. ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts. ETFs typically have two markets. The primary market is where institutions swap “creation units” in block multiples of, for example, 50,000 shares for in-kind securities and cash. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange at then-current market prices. This is different from open-ended mutual funds that are not traded on an exchange at market prices but are bought or sold at their current NAV calculated once a day after the close of trading hours. ETFs share many similar risks with open-end and closed-end funds.

SECURITIES OPTIONS

The Total Market Hedged ETF may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®.

Options on stock indices are currently traded on the NYSE, the American Stock Exchange and the NASDAQ PHLX. The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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The Total Market Hedged ETF is required to comply with Rule 18f-4 under the 1940 Act, which went into effect on August 19, 2022, and governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into, eliminates the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the limits results in a statutory violation and requires the Fund, to the extent its use of derivatives is more than a limited specified exposure amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. To the extent the Total Market Hedged ETF does not qualify as a limited derivatives user, the Trust will incorporate this Fund into its existing derivatives risk management program and the appointed derivatives risk manager will discharge its duties accordingly.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day – as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by the Custodian until repurchased. No more than an aggregate of 15 percent of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s (“S&P”), or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

OPTIONS RISKS

Total Market Hedged ETF may purchase and write (i.e., sell) put and call options. There are several additional risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser and Options Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Attempts to hedge may be partially ineffective due to divergences in composition and/or weighting between the equity strategy of the Fund and the underlying instruments of the options strategy. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.

It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy their obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that they have purchased, they would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

ILLIQUID AND RESTRICTED SECURITIES

A Fund may be seeded with, receive contributions-in-kind associated with, or invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund. For more information on tax risks, see “U.S. FEDERAL INCOME TAXATION” below.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CYBER SECURITY RISK

Each Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact a Fund and in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Funds’ third-party service providers, market makers, Authorized Participants, or the issuers of securities in which a Fund invest may subject the Fund to many of the same risks associated with direct cyber security breaches.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67 percent or more of the voting securities of the Fund present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50 percent of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	Change its investment objective;

2.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3.	Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund’s total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short- term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

4.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

Each Fund, except Total Market Hedged ETF, may not:

1.	Sell securities short; or

2.	Invest in commodities or commodity contracts, except that each Fund may transact in exchange traded futures contracts on securities, stock indices and options on such futures contracts and make margin deposits in connection with such contracts.

LargeCap ETF, MidCap ETF and SmallCap ETF may not:

1.	Concentrate its investments in securities of issuers in the same industry, except each Fund will concentrate, as necessary to approximate the composition of the Fund’s underlying Index (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries).

LargeCap II ETF, Total Market Hedged ETF may not:

1.	Concentrate its investments in securities of issuers in the same industry (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries).

Total Market ETF may not:

1.	Concentrate its investments in securities of issuers in the same industry, except the Fund will concentrate as necessary in the period between seeding and the first reweighting, and/or to approximate the composition of the Fund’s referent indices for the Underlying Funds in aggregate—the Syntax Stratified LargeCap, Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries).

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Total Market II ETF may not:

1.	Concentrate its investments in securities of issuers in the same industry (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries). The Fund will consider the Underlying Funds’ holdings for purposes of determining compliance with this concentration policy.

Total Market Hedged ETF may not:

1.	Sell securities short within its equities strategy, although the Fund may sell options short; or

2.	Invest directly in commodities or commodity contracts except that the Fund may transact in exchange traded futures contracts on securities, stock indices and options on such futures contracts and make margin deposits in connection with such contracts.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund:

1.	Will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views.

2.	Will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

LargeCap ETF, MidCap ETF and SmallCap ETF:

1.	The Syntax Stratified LargeCap ETF and Syntax Stratified MidCap ETF will each, under normal circumstances, invest at least 95% of its total assets in common stocks that compose its relevant Index. Prior to any change in the Fund’s 95% investment policy, the Fund will provide shareholders with 60 days’ written notice. The Syntax Stratified SmallCap ETF will, under normal circumstances, invest at least 80% of total assets in common stocks that compose its relevant Index. Prior to any change in its 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

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2.	Will not invest in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

LargeCap II ETF, Total Market ETF, Total Market II ETF and Total Market Hedged ETF:

1.	Will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives (in the case of Total Market Hedged) that have similar economic characteristics to such securities. Prior to any change in any Fund’s respective 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

2.	Will not invest in securities issued by other investment companies that are not affiliated ETFs so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Total Market ETF, Total Market II ETF, and Total Market Hedged ETF have the ability to exceed these percentages with respect to investments in affiliated ETFs.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under “ADDITIONAL PURCHASE AND SALE INFORMATION.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

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The Trustees and executive officers of the Trust, along with their year of birth, principal occupations over the past five years, length of time served, total number of portfolios overseen in the fund complex, public and fund directorships held and other positions and their affiliations, if any, with the Adviser, are listed below:

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	9	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present).
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Managing Partner and Founder, The Seed Lab (investments) (2019 to Present).	9	Director, Daniel J. Edelman Holding (2016 to present) (communications marketing firm); Director, Xometry (advanced manufacturing platform business) (2014 to present); Co-Chairman Healthwell Acquisition Corp. (healthcare acquisition corp) (2021 to present); Director, Vaxxinity (vaccine development biotech) (2022 to present).

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NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008- 19), Haas School of Business, UC Berkeley; Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	9	Trustee, Matthews International Funds (2009 to present)
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Director, Entergy Corp. (2009 to 2015); Principal, The Brattle Group, Inc. (since 1991).	9

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Interested Trustees*
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics; management company for Syntax Advisors).	9	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952)	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2019); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	9	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Audit Chair, Monterey Capital Acquisition Company (2021 to present) (acquisition corp.)
**	Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Riggs and Ms. Cuocolo are deemed to be interested persons due to their current or recent senior leadership positions with the Fund’s investment adviser (Syntax Advisors, LLC) and its affiliate (Syntax LLC).

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OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990)	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to present)
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
James Nash (1981)	Chief Compliance Officer	Since 2022	Mr. Nash currently serves as Director and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (d/b/a ACA Group, LLC) (2016 to present).
Bill Belitsky (1979)	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021)

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described in this SAI, under which certain companies provide essential management services to the Trust.

Like most investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Advisers, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., Sub-Advisers are responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which each Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub- Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, Sub-Advisory Agreements with the Sub-Advisers, the Board meets with the Adviser and Sub-Advisers to review such services. Among other things, the Board regularly considers the Advisers’ adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

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The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Regular reports are made to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by each Fund and noting any significant deficiencies or material weaknesses in a Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of a Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser, Sub- Advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Trustees and Officers. There are 6 members of the Board of Trustees, 4 of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Mr. Riggs, an Interested Trustee, serves as Chairman of the Board to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. Ms. Fuhr serves as Lead Independent Trustee and is a spokesperson for and leader of the Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and the Nominating and Governance Committee are each chaired by an Independent Trustee and composed of all of the Independent Trustees.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of each Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

Rory Riggs: Rory Riggs is the CEO and Founder of Syntax Advisors, LLC.

Rory’s idea for Syntax Stratified Indices came from his career in healthcare and the industry’s statistical use of population sampling and stratification across sub-populations to control for inadvertent biases in clinical trial results. To address the potential of similar biases in index results, he and his team identified a new risk category called related business risks; developed a new classification system with which to identify and group related business risk; and implemented a stratified weighting methodology to control for the inadvertent over-weighting of related business risks that regularly occur capitalization-weight and equal-weight methodologies. Using this Stratified Weight methodology, Syntax operates a family of Syntax Stratified Indices that includes, in addition to the Funds and other products, a Stratified Syntax LargeCap, MidCap Index and Small Cap Index that provide Stratified Weight versions of the widely-followed S&P 500, the S&P MidCap 400 and S&P SmallCap 600.

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Prior to founding Syntax Advisors, and its affiliated entities Syntax LLC and Locus LP, Rory has been involved in the creation and development of many successful companies in healthcare and bio-technology. These companies include: Royalty Pharma; Fibrogen, Inc.; Cibus, LLC; GeneNews Ltd., Sugen, Inc. and eReceivables Inc. He is currently a director and co-founder of Royalty Pharma, the largest investor in revenue-producing intellectual property, principally royalty interests in marketed and late-stage development biopharmaceutical products. Royalty Pharma plc is listed on the NASDAQ exchange. In addition, Rory is Chairman and Co-founder of Cibus Global, the leader in non-transgenic (non-GMO) gene editing in agriculture. He also served as the president and director of Biomatrix Corporation (NYSE: BXM) where he launched Synvisc, an important product in the treatment of osteoarthritis.

Rory received a BA from Middlebury College and an MBA from Columbia University.

Kathy Cuocolo: Kathy Cuocolo is the Audit Chair of Greenbacker Renewable Energy LLC, a solar and wind operator in the US dedicated to generating renewable energy through its fleet of solar and wind farms and in addition managing capital as a registered investment advisor in the sustainable infrastructure sector for public and institutional investors. Its mission is to invest in projects which promote efficiency, sustainability and energy independence. She is also Audit Chair of Monterey Capital Acquisition Corporation, a special purpose acquisition company focused on the acquisition of new technology in the advancement of EV (electric vehicle) storage batteries.

Ms. Cuocolo has over twenty five years of board experience, having previously served as Chairman of the Board of Select Sectors ETF Trust, Audit Committee Chair of the Citigroup Alternative Investment Trust, Independent Director of the Guardian Life Family of Funds, and President and Director of The China Fund.

From 2014 through 2020 she was President of Syntax Advisors, LLC an asset manager and founder of a patented new methodology for weighting indices. At Syntax she was responsible for all aspects of business operations of its financial management products which range from specific client mandates, to data licenses, private accounts and Exchange Traded Funds. (ETFs). Currently she serves as a Director of Syntax ETF Trust.

Beginning her career at PricewaterhouseCoopers, Ms. Cuocolo was an audit and consulting manager to clients in publishing, manufacturing, oil and gas and financial services. She subsequently joined State Street Corporation where she rose to the rank of Executive Vice President having designed and started new investment products for SSgA. During 22 years at State Street Corporation, besides managing the profitability of her client base, she was known for her strategic innovation of new products, each of which she delivered utilizing state-of-the-art technology. She is known for her interpersonal skills, high performance standards, ability to upgrade risk management, improve audit controls and lead the way to meet the demands of increased regulations. Ms. Cuocolo has traveled widely, managing investment services in Europe and China.

Ms. Cuocolo was with BNY Mellon from 2008 to 2013 as a Managing Director, Head of Global ETF Services. There she streamlined operations, strengthened the control environment to minimize risk and ensure seamless service. Further she managed new investment product launches globally efficiently linking across existing jurisdictions and implementing new services in Canada and Asia.

She is a member of the Program Committee of the National Association of Corporate Directors, the Corporate Board Committee of The Boston Club, the Advisory Board of Emerson Hospital, the Finance Committee of the Town of Concord and a member of the Council for Women of Boston College. She is a frequent speaker at industry events and conferences on topics ranging from the effectiveness of risk management to the alignment of Board composition.

Kathy received her B.A. in Accounting Summa Cum Laude from Boston College in 1978 and her CPA in Massachusetts in 1981. She holds an Executive Masters Professional Director Certification from the American College of Corporate Directors.

George Hornig: George Hornig is an accomplished senior operating executive, Director, advisor and venture investor whose career has focused on financial services (asset management including alternative investments, ETF and mutual funds, investment banking, insurance and fintech) but also spanned industries as diverse as biotech and health care, manufacturing, food and consumer products, outsourcing of business services, social media, cybersecurity, augmented reality, and e-waste management. In addition to his role in leading established businesses, George is an experienced public and private company Board Chairman, Director (including Audit and Compensation Committees), and a significant investor and adviser to entrepreneur founders of many early stage firms.

George is currently Chairman of Xometry (XMTR) a rapidly growing technology platform for on demand manufacturing of industrial parts where he was an angel investor in 2013, and helped take the company public in June 2021 (currently valued at over $1.5B). He is Co-Chairman of Healthwell Acquisition Corp, a SPAC seeking a merger partner in healthcare, a Director of Vaxxinity (VAXX) a vaccine development biotech and a Director and Audit Chair of Syntax, an ETF Funds platform. He also is Managing Partner and Co-Founder of The Seed Lab L.P., an early-stage venture fund.

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From 2010-2016, George was Senior Managing Director and Global COO of PineBridge Investments, an asset manager with AUM over $100 billion. George led the restructuring of the operations of this former division of AIG Insurance, including reducing annualized company expenses by more than $60 million. He also implemented entirely new systems for technology, operations and risk, as well as financial reporting, fund accounting and salesforce management.

Prior to joining PineBridge, George spent 11 years at Credit Suisse Asset Management as Managing Director and Global Chief Operating Officer. Prior to that, he was Executive Vice President and Chief Operating Officer of Deutsche Bank Americas. In 1988, he was a co-founder, Managing Director and Chief Operating Officer of Wasserstein Perella & Co., following his tenure at First Boston. Early in his career George was an Associate with the law firm Skadden, Arps.

George is currently a Director of Edelman (communications marketing firm) and Syntax (ETF Group). He is also an investor and advisor to Simple Food Ventures (new food products), Trinity Cyber (advanced cyber security firm) and Babiators (children’s sunglasses).

From 1997-2018, George served as Audit Committee Chairman of the Board of Forrester Research (publicly held tech research company). From 2017-2020 George was Chairman of KBL Merger Corp. IV (SPAC which merged with 180 Life Sciences (ATNF) in 2020). He was also a Director of KBL Healthcare (SPAC which purchased Concord Health in 1994 and sold it to MultiCare for $114m in 1996), Director of Unity Mutual Life (mutual insurer merged with Columbian Mutual in 2012), Director of Veridian Group (publicly held aerospace contractor sold to General Dynamics in 2003 for $1.5 billion), a founding investor and Director of OfficeTiger (outsourced business services sold to RR Donnelley in 2006 for $250m), a founding investor and Chairman of Daily Candy (social media platform sold to Comcast in 2008 for $125m), a founding investor of CloudBlue (e-waste management company sold to Ingram Micro in 2013 for $45m) and a Director of Merchants Preferred (lease purchase finance company sold to Rent-A-Center in 2019 for $47.5m).

George received his AB in Economics from Harvard College, his MBA from Harvard Business School and his JD from Harvard Law School.

Deborah Fuhr: Deborah Fuhr is the managing partner and co-founder of ETFGI. Previously she served as global head of ETF research and implementation strategy and as a managing director at BlackRock/Barclays Global Investors from 2008-2011. Fuhr also worked as a managing director and head of the investment strategy team at Morgan Stanley in London from 1997-2008, and as an associate at Greenwich Associates.

Deborah Fuhr is the recipient of the 2014 William F. Sharpe Lifetime Achievement Award for outstanding and lasting contributions to the field of index investing, the Nate Most Greatest Contributor to the ETF industry award, and the ETF.com Lifetime achievement award. She has been named as one of the “100 Most Influential Women in Finance” by Financial News in 2014, 2013, 2012, 2009, 2008 and 2007. Ms. Fuhr won the award for the Greatest Overall Contribution to the development of the Global ETF industry in the ExchangeTradedFunds.com survey in 2011 and 2008, Ms. Fuhr is one of the founders and on the board of Women in ETFs and is on the board of Cancer Research UK’s ‘Women of Influence’ initiative to support female scientists. Ms. Fuhr is on the editorial board of the Journal of Indexes, and Money Management Executive; the advisory board for the Journal of Index Investing; and the investment panel of experts for Portfolio Adviser, the FTSE ICB Advisory Committee, the NASDAQ listing and hearing review council, the International Advisory Committee for the Egyptian Exchange, and the University of Connecticut School of Business International Advisory Board.

She holds a BS degree from the University of Connecticut and an MBA from the Kellogg School of Management at Northwestern University.

Richard Lyons: Richard Lyons is Chief Innovation and Entrepreneurship Officer at UC Berkeley, and previously served as the dean of the Haas School of Business, UC Berkeley, where he held the Bank of America Dean’s Chair.

Prior to becoming dean in July 2008, he served as the chief learning officer at Goldman Sachs in New York, a position he held since 2006. As chief learning officer, Rich was responsible for leadership development among the firm’s managing directors. Prior to Goldman Sachs, Rich served as acting dean of the Haas School from 2004 to 2005 and as executive associate dean and Sylvan Coleman Professor of Finance from 2005 to 2006.

He received his BS with highest honors from UC Berkeley (finance) and his Ph.D. from MIT (economics). Before coming to Haas, Professor Lyons spent six years on the faculty at Columbia Business School. His teaching expertise is in international finance.

Stewart Myers: Stewart C. Myers is the Robert C. Merton (1970) Professor of Finance, Emeritus at the MIT Sloan School of Management.

Mr. Myers is past President of the American Finance Association, a Research Associate at the National Bureau of Economic Research and a principal of the Brattle Group, Inc. His textbook Principles of Corporate Finance (12th ed., with Richard Brealey and Franklin Allen) is known as the “bible” of financial management. His research focuses on the valuation of real and financial assets, corporate finance and financial aspects of government regulation of business. He introduced both the tradeoff and pecking order theories of capital structure and was the first to recognize the importance of real options in corporate finance. Myers is the author of influential research papers on many topics, including adjusted present value (APV), rate of return regulation, capital allocation and risk management in banking and insurance, real options, payout policy, and moral hazard and information issues in financing decisions. He has served as a director of Entergy Corporation and CAT Ltd. and as a manager of the Cambridge Endowment for Research in Finance.

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He holds an AB from Williams College and an MBA and a PhD from Stanford University.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $25,000. Trustee fees are allocated between the Funds in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Independent Trustees. George Hornig serves as Chairperson. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee was established on March 28, 2018. During the fiscal year ended December 31, 2022, the Audit Committee met two times.

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Nominating and Governance Committee. The Board has established a Nominating and Governance Committee consisting of all Independent Trustees. Richard Lyons serves as Chairperson. The responsibilities of the Nominating and Governance Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Funds; (3) periodically review Trustee compensation, (4) annually review committee and committee chair assignments, (5) annually review the responsibilities and charter of each committee, (6) to plan and administer the Board’s annual self-evaluation, (7) annually consider the structure, operations and effectiveness of the Nominating and Governance Committee, and (8) at least annually evaluate the independence of counsel to the Independent Trustees. The Nominating and Governance Committee was established on March 28, 2018. During the fiscal year ended December 31, 2022, the Nominating and Governance Committee met one time.

The Trustees adopted the following procedures with respect to the consideration of nominees recommended by security holders.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Committee in connection with the Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the SEC or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

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4.	The Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Committee will not be required to consider such candidate.

OWNERSHIP OF FUND SHARES

As of December 31, 2022, neither the Independent Trustees nor their immediate family members owned beneficially or of record any securities in the Adviser, Sub-Advisers, Principal Underwriter or any person controlling, controlled by, or under common control with the Adviser, Sub-Advisers or Principal Underwriter.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2022.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Deborah Fuhr	None	None
George Hornig	$0-$10,000 – LargeCap ETF $0-$10,000 – MidCap ETF $10,001-$50,000 – SmallCap ETF	$10,001-$50,000
Richard Lyons	$10,001-$50,000 – LargeCap ETF $10.001-$50,000 – Total Market II ETF	$10,001-$50,000
Stewart Myers	Over $100,000 – LargeCap ETF	Over $100,000
Interested Trustees:
Rory Riggs	Over $100,000 – LargeCap ETF $10,001-$50,000 – MidCap ETF	Over $100,000
Kathy Cuocolo	Over $100,000 – LargeCap ETF $0-$10,000 – MidCap ETF $50,001-$100,000 – SmallCap ETF	Over $100,000

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CODE OF ETHICS. The Trust, the Adviser, the Sub-Advisers and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics, filed as an exhibit to the Trust’s registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICY. The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Equity Sub-Adviser. The Equity Sub-Adviser’s proxy voting policy is attached at the end of this SAI as Appendix A. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available: (1) without charge by calling (866) 972-4492; (2) on the Funds’ website at www.SyntaxAdvisors.com; and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for each Fund’s shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

THE INVESTMENT ADVISER

Syntax Advisors, LLC acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser’s principal address is One Liberty Plaza, 46th Fl. New York, NY 10006. The Adviser is an affiliate of Syntax, LLC.

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

Large Cap ETF, MidCap ETF, SmallCap ETF and LargeCap II ETF. For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of the Fund’s average daily net assets as set forth in the Fund’s Prospectus. From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund. Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below.

Total Market ETF, Total Market II ETF and Total Market Hedged ETF. For the services provided to the Funds under the Investment Advisory Agreement, the Fund pays the Adviser monthly fees based on a percentage of the Fund’s average daily net assets as set forth in the Fund’s Prospectus. From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund. Pursuant to the Expense Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below. The Expense Agreement also includes the Adviser’s waiver of any Acquired Fund Fees and Expenses, which reflect a Fund's pro rata share of the fees and expenses incurred by investing in the Adviser’s underlying ETFs and securities. The impact of Acquired Fund Fees and Expenses is included in the total returns of a Fund. The Adviser has contractually agreed to reimburse a portion of its management fees for these Funds in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to a Fund in other series of the Trust, or in funds advised or sub-advised by the Advisor or Sub-Adviser through at least May 1, 2024.

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All Funds: As provided in the Expense Agreement, the Adviser is entitled to reimbursement by a Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. A Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment). The Expense Agreement may be terminated only upon written agreement of the Trust and the Adviser, with written notice to be provided on the Funds’ website at least 60 calendar days in advance of the applicable termination date. Each Fund’s total operating expenses, net of applicable waivers and/or reimbursements under the Expense Agreement, are presented below.

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Fund	Total Operating Expenses after Waiver/Reimbursement
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
Syntax Stratified LargeCap II ETF	0.30%

2020 Advisory Fees	For the Period Ended December 31, 2020
	Gross Advisory Fee	Advisory Fee Waived/Expenses Reimbursed	Net Advisory Fee
Syntax Stratified LargeCap ETF	$141,733	$7,244	$94,489
Syntax Stratified MidCap ETF	$11,793	$(3,931)	$7,862
Syntax Stratified SmallCap ETF	$37,656	$(12,552)	$25,104
Syntax Stratified U.S. Total Market ETF	N/A	N/A	N/A
Syntax Stratified U.S. Total Market Hedged ETF	N/A	N/A	N/A
Syntax Stratified Total Market II ETF	N/A	N/A	N/A

2021 Advisory Fees	For the Period Ended December 31, 2021
	Gross Advisory Fee	Advisory Fee Waived/Expenses Reimbursed	Net Advisory Fee
Syntax Stratified LargeCap ETF	$362,631	$(120,877)	$241,754
Syntax Stratified MidCap ETF	$96,238	$(17,104)	$78,134
Syntax Stratified SmallCap ETF	$36,644	$(9,028)	$27,616
Syntax Stratified U.S. Total Market ETF	$108,056	$(102,265)	$5,791
Syntax Stratified U.S. Total Market Hedged ETF	$247,484	$(154,389)	$93,095
Syntax Stratified Total Market II ETF	N/A	N/A	N/A

2022 Advisory Fees	For the Period Ended December 31, 2022
	Gross Advisory Fee	Advisory Fee Waived/Expenses Reimbursed	Net Advisory Fee
Syntax Stratified LargeCap ETF	$447,132	$(149,044)	$298,088
Syntax Stratified MidCap ETF	$43,579	$(9,684)	$33,895
Syntax Stratified SmallCap ETF	$85,736	$(9,526)	$76,210
Syntax Stratified U.S. Total Market ETF	$75,645	$(72,161)	$3,484
Syntax Stratified U.S. Total Market Hedged ETF	$436,146	$(271,766)	$164,380
Syntax Stratified Total Market II ETF	$51,790	$(48,552)	$3,238

A discussion regarding the basis for the Board’s approval of the investment advisory and sub-advisory agreements for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified Total Market II ETF, and Syntax Stratified U.S. Total Market Hedged ETF is available in the Trust’s Semi-Annual Report to Shareholders for the period ended June 30, 2022. A discussion regarding the Board’s consideration of the investment advisory and sub-advisory agreements for the Syntax Stratified LargeCap II ETF will be found in the Trust’s next Annual or Semi-Annual Report to Shareholders after commencement of operations, as applicable.

The professional from the Adviser that is among those jointly and primarily responsible for the day-to-day portfolio management of the Funds is Dr. Glenn Freed.

The following table lists the number and types of accounts, other than the Funds, managed by Dr. Freed, as well as the assets under management in those accounts.

OTHER ACCOUNTS MANAGED AS OF DECEMBER 31, 2022

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
Glenn Freed	2	$15.91	0	$0	0	$0

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SUB-ADVISERS

Vantage Consulting Group

Vantage Consulting Group (“Vantage” or the “Equity Sub-Adviser”), 3500 Pacific Ave. Virginia Beach, VA 23451, serves as the investment sub-adviser for the Funds pursuant to an investment sub-advisory agreement between the Adviser and Vantage, dated March 2, 2018 (together with any subsequent amendments, referred to as the “Equity Sub-Advisory Agreement”). The Equity Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its sub-advisory services, the Equity Sub-Adviser is directly compensated by the Adviser. Further, the Adviser directly compensates the Equity Sub-Adviser for a variety of additional services provided to all the Funds in the Trust through a general services agreement, comprising, trading, accounting, and information technology services. For the fiscal year ended December 31, 2022, the Adviser paid the Equity Sub-Adviser a total of $558,000 for all of the foregoing services, no portion of which was paid from the assets of any Fund.

Swan Global Investments, LLC

Swan Global Investments, LLC (“Swan” or the “Options Sub-Adviser”), 1099 Main Ave #206, Durango, CO 81301, serves only as the investment sub-adviser for the options strategy of the Syntax Stratified U.S. Total Market Hedged ETF pursuant to an investment sub-advisory agreement between the Adviser and Swan, dated February 19, 2020 (together with any subsequent amendments, referred to as the Options Sub-Advisory Agreement”). Swan is responsible for placing options purchase and sale orders and shall make options investment decisions for the Syntax Stratified U.S. Total Market Hedged ETF, subject to the supervision of the Adviser. For its sub-advisory services, the Options Sub-Adviser is directly compensated by the Adviser. For the fiscal year ended December 31, 2022, the Adviser paid the Options Sub-Adviser $130,844 for all of the foregoing services, no portion of which was paid from the assets of any Fund.

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VANTAGE PORTFOLIO MANAGER

The Equity Sub-Adviser manages each Fund using a team of investment professionals. The professionals from Vantage that are among those jointly and primarily responsible for the day-to-day portfolio management of the Funds are James Thomas Wolfe and Austin Dunkle.

The following table lists the number and types of accounts, other than the Funds, managed by Mr. Wolfe and Mr. Dunkle, as well as the assets under management in those accounts.

OTHER ACCOUNTS MANAGED AS OF DECEMBER 31, 2022

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
James Thomas Wolfe*	0	$0	0	$0	0	$0
Austin Dunkle	0	$0	0	$0	0	$0

*	Mr. Wolfe serves as the portfolio manager for the LargeCap ETF’s and MidCap ETF’s predecessor private fund.

OWNERSHIP OF SECURITIES

The portfolio manager listed above does not beneficially own any Shares of the Funds as of December 31, 2022.

CONFLICTS OF INTEREST

Description of Material Conflicts of Interest. Because the portfolio manager may manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by the portfolio manager may not have portfolio compositions identical to those of the Funds due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed.

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COMPENSATION

The Equity Sub-Adviser’s compensation and incentive program varies by professional and discipline. A portfolio manager’s compensation is comprised of a fixed based salary and a bonus. The base salary is not based on the value of the assets managed but rather on the individual portfolio manager’s experience and responsibilities. The bonus also varies by individual and is based upon criteria that incorporate the Equity Sub-Adviser’s assessment of each Fund’s performance as well as a portfolio manager’s corporate citizenship and overall contribution to the Firm.

SWAN PORTFOLIO MANAGERS

Swan is the Options Sub-Adviser and manages only the options strategy for the Syntax Stratified U.S. Total Market Hedged ETF using a team of investment professionals. The professionals jointly and primarily responsible for the day-to-day options portfolio management of the Syntax Stratified U.S. Total Market Hedged ETF are Randy Swan, Robert Swan and Christopher Hausman.

The following table lists the number and types of accounts, other than the Fund, managed by the portfolio managers and the assets under management in those accounts.

OTHER ACCOUNTS MANAGED AS OF DECEMBER 31, 2022

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
Randy Swan	19	$1,500	1	$0	3,124	$921.48
Robert Swan	19	$1,500	1	$0	3,124	$921.48
Christopher Hausman	19	$1,500	1	$0	3,124	$921.48

OWNERSHIP OF SECURITIES

The portfolio managers listed above does not beneficially own any Shares of the Fund since the Fund has not yet commenced operations.

CONFLICTS OF INTEREST

As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Options Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund. In this instance, a portfolio manager may have an incentive to favor the account with the higher fee over the Fund. The Options Sub-Adviser has adopted policies and procedures designed to address these potential material conflicts. For instance, a portfolio manager is normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Options Sub-Adviser utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

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The Options Sub-Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Options Sub-Adviser may recommend or cause a client to invest in a security in which another client of the Adviser has an ownership position. The Options Sub-Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the Options Sub-Adviser seeks to purchase or sell the same security for multiple client accounts, the Sub-Adviser may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated proportionately to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

COMPENSATION

For services as portfolio manager to the Fund, Mr. Randy Swan receives a fixed salary from the Options Sub-Adviser and also shares in its profits, if any, due to his majority ownership of the Options Sub-Adviser. Mr. Robert Swan and Mr. Chris Hausman receive a fixed salary from the Options Sub-Adviser and also share in the profits of the Options Sub- Adviser due to their minority ownership of the Options Sub-Adviser.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Funds.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws; provided, however, such indemnity of the Administrator shall not apply in the case of the Administrator’s gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent of the Funds pursuant to a transfer agency agreement (“Transfer Agency Agreement”).

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As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees, asset-based fees, and fixed fees which are paid by the Adviser. These payments made by the Adviser to State Street do not represent an additional expense to the Trust or its shareholders.

The table below shows fees earned by the Administrator for services provided to each Fund1 for the fiscal periods ended December 31.

Name of Fund	2021	2022
Syntax Stratified LargeCap ETF	$138,404	$ 161,394
Syntax Stratified MidCap ETF	$126,358	$ 130,216
Syntax Stratified SmallCap ETF	$135,459	$ 157,172
Syntax Stratified Total Market ETF	$49,157	$ 67, 568
Syntax Stratified Total Market Hedged ETF	$44,486	$ 68,670
Syntax Stratified Total Market II ETF	N/A	$23,000 1

LargeCap II ETF has been omitted because the Funds had not commenced investment operations as of December 31, 2022.

1 For the fiscal period June 14, 2022 (commencement of operations) to December 31, 2022.

THE DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside”, “Principal Underwriter” or the “Distributor”) is the Principal Underwriter and Distributor of the Funds’ Creation Units. Its principal address is Three Canal Plaza, Suite 100, Portland, Maine, 04101. Investor information can be obtained by calling (866) 972-4492. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Creation Units of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in numbers less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to Authorized Participants (as defined below) purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser, or an affiliate of the Adviser, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Rule 12b-1 fees are paid out of a Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Adviser, Equity Sub-Adviser and Option Sub-Adviser (the “Advisers”) choose the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sale of Fund Shares into account. The Advisers consider the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Advisers will also use electronic crossing networks when appropriate.

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The Advisers do not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Advisers may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Advisers do not “pay up” for the value of any such proprietary research.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Advisers are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisers. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

	Commissions Paid	Commissions Paid	Commissions Paid
	for Fiscal Year Ended	for Fiscal Year Ended	for Fiscal Year Ended
Name	as of 12.31.20	as of 12.31.21	as of 12.31.22
Syntax Stratified LargeCap ETF	$10,491	$15,013	$17,899
Syntax Stratified MidCap ETF *	$4,226 (1)	$9,558	$8,674
Syntax Stratified SmallCap ETF **	$25,208 (2)	$20,197	$23,050
Syntax Stratified U.S. Total Market ETF***		$3,691 (3)	$120
Syntax Stratified U.S. Total Market Hedged ETF****		$12,107 (4)	$5,410
Syntax Stratified Total Market II ETF*****			$4,663 (5)

(1)	for the period from the commencement of operations on January 16, 2020 to the fiscal year ended December 31, 2020
(2)	for the period from the commencement of operations on May 28, 2020 to the fiscal year ended December 31, 2020
(3)	for the period from the commencement of operations on March 18, 2021 to the fiscal year ended December 31, 2021
(4)	for the period from the commencement of operations on June 15, 2021 to the fiscal year ended December 31, 2021
(5)	for the period from the commencement of operations on June 14, 2022 through the fiscal year ended December 31, 2022

As the LargeCap II ETF has yet to commence operations as of December 31, 2022, this Fund has omitted this information.

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. As of December 31, 2022 there were no securities held of “regular brokers and dealers” by the LargeCap ETF, MidCap ETF, SmallCap ETF, Total Market ETF, Total Market II ETF and Total Market Hedged ETF. As the LargeCap II ETF, was not in operation as of December 31, 2022, this Fund has omitted this information.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

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BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co. and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds did not have information concerning their beneficial ownership held in the names of DTC Participants, as of April 19, 2023 the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of a Fund were as follows:

FUND NAME	NAME & ADDRESS	% OWNERSHIP RECORD or BENEFICIAL
Syntax Stratified LargeCap ETF	STATE STREET BANK & TRUST 1776 HERITAGE DR. NORTH QUINCY, MA 02171	52.33%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	23.54%
	NATIONAL FINANCIAL SERVICES LLC 82 DEVONSHIRE STREET BOSTON, MA 02109	14.61%
Syntax Stratified MidCap ETF	STATE STREET BANK & TRUST 1776 HERITAGE DR. NORTH QUINCY, MA 02171	58.79%
	HILLTOP SECURITIES INC. 717 N. HARWOOD ST., SUITE 3400 DALLAS, TX 75201	14.44%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	5.05%
Syntax Stratified SmallCap ETF	UBS FINANCIAL SERVICES, INC. 1285 AVENUE OF THE AMERICAS NEW YORK, NY 10019	29.25%
	STATE STREET BANK & TRUST 1776 HERITAGE DR. NORTH QUINCY, MA 02171	16.38%
	NATIONAL FINANCIAL SERVICES LLC 82 DEVONSHIRE STREET BOSTON, MA 02109	15.64%
	MERRILL LYNCH 1600 MERRILL LYNCH DRIVE PENNINGTON, NJ 08534	12.19%
	CITIBANK, NA 399 PARK AVE. NEW YORK, NY 10043	6.38%

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Syntax Stratified U.S. Total Market ETF	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	58.38%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	36.45%
	NATIONAL FINANCIAL SERVICES LLC 82 DEVONSHIRE STREET BOSTON, MA 02109	5.26%
Syntax Stratified U.S. Total Market Hedged ETF	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	82.42%
	NATIONAL FINANCIAL SERVICES LLC 82 DEVONSHIRE STREET BOSTON, MA 02109	9.76%
Syntax Stratified Total Market II ETF	CITIBANK, NA 399 PARK AVE. NEW YORK, NY 10043	33.72%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	31.85%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	24.09%
	NATIONAL FINANCIAL SERVICES LLC 82 DEVONSHIRE STREET BOSTON, MA 02109	5.49%

The LargeCap II ETF has not commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

As of April 19, 2023, the Trustees and officers of the Trust, as a group, owned 0.75% of the LargeCap ETF’s outstanding Shares, 0.30% of the MidCap ETF’s outstanding Shares, 0.47% of the SmallCap ETF’s outstanding Shares, 0.026% of the Total Market ETF’s outstanding Shares, 33.72% of the Total Market II ETF’s outstanding Shares, and 0.001% of the Total Market Hedged ETF’s outstanding Shares.

PURCHASE AND REDEMPTION OF CREATION UNITS

A Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The value of a Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are set forth in the table below:

FUND	CREATION UNIT SIZE
Syntax Stratified LargeCap ETF	25,000
Syntax Stratified MidCap ETF	25,000
Syntax Stratified SmallCap ETF	25,000
Syntax Stratified U.S. Total Market ETF	25,000
Syntax Stratified U.S. Total Market Hedged ETF	25,000
Syntax Stratified Total Market II ETF	25,000
Syntax Stratified LargeCap II ETF	25,000

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PURCHASE (CREATION). The Trust issues and sells Shares of a Fund only: in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to the Funds is, generally, any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities instruments (“Deposit Instruments”) per each Creation Unit, constituting a substantial replication, or (ii) the Deposit Cash constituting the cash value of the Deposit Instruments and “Cash Amount,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Instruments that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Instruments or Deposit Cash, as applicable, and the Cash Amount constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Amount” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the aggregate market value of the Deposit Instruments or Deposit Cash, as applicable. If the Cash Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Instruments or Deposit Cash, as applicable. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required amount of the instruments comprising the Deposit Instruments or the required amount of Deposit Cash, as applicable, as well as the estimated amount of the Cash Amount to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Instruments or the required amount of Deposit Cash, as applicable, is made available.

The identity and required amount of each instrument comprising the Deposit Instruments or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Instruments may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s corresponding Index, as applicable.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Instrument which shall be added to the Deposit Instruments, including, without limitation, in situations where such Deposit Instrument: (i) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (ii) in the case of foreign funds holding non-US Deposit Instruments, where such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers, or other similar circumstances; (iii) may not be available in sufficient quantity for delivery; (iv) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; or (v) a holder of Shares of a foreign fund holding non-US instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceed “in-kind” (collectively, “non-standard orders”). The Trust also reserves the right to include or remove Deposit Instruments from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be either (i) a “Participating Party,” i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Deposit Instruments together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more whole Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

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An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Instruments, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Instruments. Foreign Deposit Instruments must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Funds is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Instruments or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Deposit Instruments must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Amount and the Deposit Instruments or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Transfer Agent.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Instruments or payment of Deposit Cash, as applicable, and the payment of the Deposit Instruments has been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Instruments (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Instruments for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Deposit Instruments, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Instruments (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Instruments. The Trust may use such Additional Cash Deposit to buy the missing Deposit Instruments at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Instruments, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of a Fund for any legally permissible reason, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Instruments or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN WHOLE CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Instruments”). In certain circumstances, Redemption Instruments received on redemption may not be identical to Deposit Instruments.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Redemption Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Instruments have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more redemption Instruments.

CUSTOM BASKETS. A basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 of the 1940 Act permits a Fund to utilize “custom baskets” provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if a Fund exchanges a basket with either the same or another authorized participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if a Fund substitutes cash in lieu of a portion of basket assets for a single authorized participant, that basket would be a custom basket.

Rule 6c-11 of the 1940 Act requires ETFs (such as the Funds) to adopt and implement written policies and procedures that govern the construction of baskets and the process that will be used for the acceptance of baskets. These policies and procedures must cover the methodology that the ETF will use to construct baskets. The policies and procedures also detail when the ETF would use representative sampling of its portfolio to create its basket, and how the ETF would sample in those circumstances. The policies and procedures also should detail how the ETF would replicate changes in the ETF’s portfolio holdings as a result of the rebalancing or reconstitution of the ETF’s underlying securities market index, if applicable. Rule 6c-11 also requires the policies and procedures to (i) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) specify the titles or roles of the employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters. The Trust has adopted and implemented the requisite Rule 6c-11 policies and procedures on behalf of the Funds.

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Pursuant to Rule 6c-11 under the 1940 Act, information regarding each Fund’s current portfolio holdings will be available on a daily basis at www.SyntaxAdvisors.com.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Instruments and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Redemption Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Redemption Instruments and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in-kind redemptions of the Fund, in connection with taking delivery of shares of Redemption Instruments upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker- dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Instruments will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In the case of a Fund holding foreign securities that have local settlement periods in excess of seven days, SEC Rule 6c-11 will permit a settlement period for redemption of up to fifteen days. A redemption order will be cancelled if the securities are not delivered in fifteen days. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Instruments). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Instruments but does not differ in net asset value.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Shares for Redemption Instruments will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the Redemption Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Instruments applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. A Fund may adjust the transaction fee from time to time, however the Redemption Transaction Fee may not exceed 2%. The Creation/Redemption Transaction Fee may be waived for the Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. When determining whether to waive the Creation/Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving such fee will facilitate the initial launch of the Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Fund’s shares; and not result in the Fund bearing additional costs or expenses as a result of such waiver.

An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Instruments from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

FUND	TRANSACTION FEE	MAXIMUM TRANSACTION FEE
Syntax Stratified LargeCap ETF	$1,250	2,000
Syntax Stratified LargeCap II ETF	$1,250	2,000
Syntax Stratified MidCap ETF	$1,000	2,000
Syntax Stratified SmallCap ETF	$1,500	2,000
Syntax Stratified U.S. Total Market ETF	$50	50
Syntax Stratified U.S. Total Market Hedged ETF	$50	50
Syntax Stratified Total Market II ETF	$50	50

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “PURCHASE AND SALE OF FUND SHARES” and “ADDITIONAL PURCHASE AND SALE INFORMATION.”

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00p.m. Eastern time) on each day that such exchange is open.

In computing a Fund’s net asset value per Share, the Fund’s securities holdings are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. In the case of shares of funds that are not traded on an exchange (e.g., mutual funds), last sale price means such fund’s published net asset value per share. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined pursuant to Board-approved valuation procedures established by the Trust and the Adviser (the “Procedures”). The Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. As the Valuation Designee, the Adviser is responsible for the establishment and application, in a consistent manner, of appropriate methodologies for determining the fair value of investments, periodically reviewing the selected methodologies used for continuing appropriateness and accuracy and making any changes or adjustments to the methodologies as appropriate. In the event that any of a Fund’s securities are fair valued, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements, and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by an applicable Index. This may result in a difference between the Fund’s performance and the performance of its corresponding Index.

Fund holdings that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, securities affected by “significant events” and derivatives. An example of a significant event is an event occurring after the close of the market in which a security trades but before the next time the Fund’s net asset value is calculated that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Fund, as if such Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a “regulated investment company” under the Internal Revenue Code or to avoid imposition of income or excise taxes on undistributed income.

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DIVIDEND REINVESTMENT. Broker dealers, at their own discretion, may also offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “U.S. Federal Income Taxation.”

Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax- exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Internal Revenue Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, a Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnership that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or business or in the securities of one or more QPTPs. Furthermore, a Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

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Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Funds intend to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Seeding. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to a Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding a Fund (and/or Underlying Funds), and/or other investors in the Fund. Additionally, the Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also “Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

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A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and certain other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and the Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of the Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of a Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by the Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

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Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, a shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, unless the in-kind contribution qualifies for nonrecognition treatment under Section 351 of the Internal Revenue Code, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Section 351. The Trust, on behalf of the Funds, has the right to reject an order for a purchase of Shares of the Funds if the purchase (including any purchases of shares in the same Fund by a related group of purchasers) would not qualify as a tax-deferred transaction described in Section 351 of the Internal Revenue Code. The Trust also has the right to require information from a purchaser of Shares in a Fund for purposes of determining if an order for a purchase of Shares of the Fund qualifies as a tax-deferred transaction described in Section 351 of the Internal Revenue Code.

There can be no assurance regarding the tax treatment of the Fund. The Adviser intends to seek to qualify certain orders for purchases of the Fund as a tax-deferred transaction described in Section 351 of the Internal Revenue Code. In the event that one or more of such orders do not qualify as a tax-deferred transaction, there could be negative tax consequences to seed investors in a Fund, and seed investors could lose money. Additionally, each Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the Shareholder level when such income is distributed. Additionally, the Funds make no representations as to whether any of such contributions-in- kind qualify for Section 351 or RIC treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

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Reportable Transactions. If a shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required to file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income tax), provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in the Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by the Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see “Investments in U.S. Real Property”).

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Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Funds should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

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“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Fund issues Shares of beneficial interest, with no par value. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding series of the Trust. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to a Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust (i.e., Shares of the Funds) vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of a Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o Syntax Advisors, LLC, One Liberty Plaza, 46th Fl. New York, NY 10006.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Cohen & Company, Ltd. serves as the independent registered public accounting firm to the Trust.

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FINANCIAL STATEMENTS

The audited financial statements for the fiscal year or period ended December 31, 2022 for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified Total Market ETF, Syntax Stratified Total Market Hedged ETF and Syntax Stratified Total Market II ETF including the financial highlights, appearing in the annual report to shareholders, are incorporated by reference in this SAI.

Financial statements are not included for the Syntax Stratified LargeCap II ETF which had not commenced operations prior to the December 31, 2022.

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APPENDIX A

PROXY VOTING POLICIES

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. Vantage Consulting Group Inc. (“VCG”) will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

As an investment advisor, VCG may have the authority to vote proxies relating to securities on behalf of clients. In certain circumstances, when permitted by the client VCG may outsource the proxy voting. These policies and procedures are designed to deal with the complexities which may arise in cases where VCG’s interests conflict or appear to conflict with the interests of its clients and to communicate to clients the methods and rationale whereby VCG exercises proxy authority. This document is available to any client upon request. VCG will also make available the record of VCG’s votes promptly upon request.

The CCO of VCG is responsible for monitoring the effectiveness of this policy. Unless contractually obligated to vote in a certain manner, VCG will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where VCG deviates from the guidelines listed below, or depends upon a third party to make the decision, the reasons shall be documented. VCG may consult with such other experts, such as CPA’s, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

Non-Voting of Proxies

VCG will generally not vote proxies in the following situations:

●	Proxies are received for equity securities where, at the time of receipt, VCG’s position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an “immaterial position”).

●	Proxies are received for equity securities where, at the time of receipt, VCG’s Clients and Investors no longer hold that position.

Management Proposals

Absent good reason to the contrary, VCG will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

VCG will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which VCG will generally vote along with company management include: appointment of auditors, fees paid to board members, and change in the board structure. As long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company, VCG will generally vote along with management.

A-1

Non-Routine Matters

Non-routine matters might include such things as:

●	Amendments to management incentive plans

●	The authorization of additional common or preferred stock

●	Initiation or termination of barriers to takeover or acquisition

●	Mergers or acquisitions

●	Corporate reorganizations

●	“Contested” director slates

In non-routine matters, VCG will attempt to be generally familiar with the questions at issue. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a “routine” matter, as described above, and whether the Policy and Procedures set forth herein actually address the specific issue. For proxies that are not clearly “routine”, VCG, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the company. VCG’s proxy voting record will be updated at the time the proxy is submitted.

An independent proxy voting advisory and research firm may be appointed as a “Proxy Service” for voting VCG’s proxies after approval by the CCO.

Documenting Proxy Voting

VCG will maintain copies of each proxy statement received and of each executed proxy; however, VCG may rely on the SEC’s EDGAR system for records of proxy statements. VCG will also maintain records relating to each proxy, including the voting decision on each proxy, and any documents that were material to making the voting decision.

VCG will also maintain a record of each written request from a Client or Investor for proxy voting information and VCG’s written response to any request from a Client or Investor for proxy voting information. These records shall be maintained in compliance with Rule 204-2.

Actual and Apparent Conflicts of Interest

Potential conflicts of interest between VCG and its clients may arise when VCG’s relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of the VCG’s clients.

If the issue is specifically addressed in these policies and procedures, VCG will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these Policies and Procedures and an apparent or actual conflict exists, VCG shall either: i) delegate the voting decision to an independent third party; ii) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or iii) obtain approval of a voting decision from VCG’s CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, VCG will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

A-2

APPENDIX B

COMMERCIAL PAPER RATINGS

A Standard & Poor’s Corporation (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

“A-I” — Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-l+.”

“A-2” — Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” — Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” — Issue has only a speculative capacity for timely payment.

“C” — Issue has a doubtful capacity for payment.

“D” — Issue is in payment default.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” — Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” — Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” — Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” — Issuer does not fall within any of the Prime rating categories.

B-1

SYNTAX ETF TRUST (THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with, and is incorporated by reference into, the prospectus for the series of the Trust shown in the table below dated May 1, 2023, as it may be revised from time to time (the “Prospectus”). Syntax Stratified Europe and Asia Developed Markets ETF and Syntax Stratified 1000 ETF had not commenced operations as of the date of this Prospectus.

Fund	Ticker
SYNTAX STRATIFIED EUROPE AND ASIA DEVELOPED MARKETS ETF	SEAD
SYNTAX STRATIFIED 1000 ETF	SONE

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, Maine, 04101, by visiting the Funds’ website at www.SyntaxAdvisors.com or calling (866) 972-4492.

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GENERAL DESCRIPTION OF THE TRUST	3
ADDITIONAL INDEX INFORMATION	3
INVESTMENT POLICIES	5
SPECIAL CONSIDERATIONS AND RISKS	7
INVESTMENT RESTRICTIONS	9
EXCHANGE LISTING AND TRADING	10
MANAGEMENT OF THE TRUST	11
BROKERAGE TRANSACTIONS	27
PORTFOLIO TURNOVER RATE	28
BOOK ENTRY ONLY SYSTEM	28
DETERMINATION OF NET ASSET VALUE	37
DIVIDENDS AND DISTRIBUTIONS	37
U.S. FEDERAL INCOME TAXATION	38
CAPITAL STOCK AND SHAREHOLDER REPORTS	47
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47
APPENDIX A – PROXY VOTING POLICIES	A-1
APPENDIX B – COMMERCIAL PAPER RATINGS	B-1

2

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of nine investment series. This SAI pertains to Syntax Stratified Europe and Asia Developed Markets ETF (the “Europe and Asia ETF”) and Syntax Stratified 1000 ETF (the “1000 ETF”) (the “Funds”), each a series of the Trust. The Trust was organized as a Delaware statutory trust on June 27, 2013. The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correlate to the total return performance of a specified market index (each an “Index”). Syntax Advisors, LLC ( “Adviser”) serves as the investment adviser for the Funds. Vantage Consulting Group (“Vantage” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for the Funds.

The Funds offer and issue Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities included in their respective index (“Deposit Securities”) , as described below, together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares have been approved for listing and secondary trading on the NYSE Arca, Inc., a national securities exchange (“Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 25,000 Shares, as set forth in the Prospectus.

Shares may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

ADDITIONAL INDEX INFORMATION

The Adviser believes that Syntax Stratified Weight Indices (“Stratified Indices”) represent a major breakthrough in passive index weighting methodology in that they are designed to control for the negative impacts of “Related Business Risks”, which refers to the occurrence of when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers, or competitors. Stratified Indices utilize a proprietary functional information system (“FIS”) developed by Syntax LLC (“Syntax” or the “Index Provider”), to identify related business risks and implement a patented stratified weighting methodology that seeks to control for the inadvertent overweighting of related business risk that regularly occurs in capitalization-weighted and equal-weighted indices. To learn more about FIS, please visit www.SyntaxAdvisors.com.

Stratified Indices are a new class of passive indexing that seeks to mitigate the negative impacts of overweighting Related Business Risks without sacrificing upside performance in normal markets. Stratified Indices, together with capitalization-weight and equal-weight indices, form a complementary suite of index weighting methods that each provide a different measure of market performance. Capitalization-weight indices measure aggregate market performance, equal-weight indices measure average company performance, and Stratified Indices measure diversified business performance. Each is an important market benchmark that offers different perspectives.

The investment objective of every Stratified Index is to deliver returns consistent with the performance objectives of the underlying companies that make up the index. By using FIS and stratification to control for exposure to Related Business Risks, Stratified Indices are designed to improve the tracking of the actual medium-to long-term performance of groups of companies and provide results that are the product of effective diversification, rather than the overweighting of one or more outperforming groups. Because FIS defines the Related Business Risks, Stratified Indices are built as a more stable composite of those functional parts. While the major cap-weighted indices are designed to be a proxy for the total market, Syntax believes that the Stratified Indices serve as a better basis for medium-to-long-term investments in index-tracking funds. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; and capture a fuller range of market opportunities.

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The Syntax Stratified Europe and Asia Developed Markets Index and Syntax Stratified 1000 Index (collectively the “Indices”) are the Stratified Weight versions, as described below, of the widely used MSCI EAFE® Index and Russell 1000® Index, respectively. Each Index holds the same constituents as its corresponding index, MSCI EAFE® Index or Russell 1000® Index, but the weight of each company in an Index is based on Syntax’s patented methodology to control exposure to Related Business Risks, as discussed in the Prospectus.

The Indices were developed and are maintained in accordance with the following criteria: (1) each of the component securities in each Index is a constituent company of the MSCI EAFE® Index or Russell 1000® Index, as applicable; and (2) the Syntax Stratified Europe and Asia Developed Markets Index is calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC), and by Russell Indexes (a subsidiary of FTSE Russell) in the case of the Syntax Stratified 1000 Index, based on methodology proprietary to Syntax an affiliate of the Adviser, using a stratification methodology. The Index Provider publishes information regarding the market value of each Index. For more information, please visit the Funds’ website at www.SyntaxAdvisors.com.

Disclaimer

Syntax is affiliated with the Trust and is a commonly controlled entity with the Adviser. The Adviser (“Licensee”) has entered into license agreements with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

Each Index is the property of Syntax, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

The MSCI EAFE® Index was used by the Index Provider as the reference universe for selection of the companies included in the Syntax Stratified Europe and Asia Developed Markets Index. MSCI does not in any way sponsor, support, promote or endorse the Syntax Stratified Europe and Asia Developed Markets Index. MSCI was not and is not involved in any way in the creation, calculation, maintenance or review of the Syntax Stratified Europe and Asia Developed Markets Index. The MSCI EAFE® Index was provided on an "as is" basis. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating the MSCI EAFE® Index (collectively, the "MSCI Parties") expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages in connection with the MSCI EAFE® Index or the Syntax Stratified Europe and Asia Developed Markets Index.

The constituents of the Russell 1000® Index were used by the Index Provider or its affiliate as the starting universe for selection of the companies in the Syntax Stratified 1000 Index. FTSE Russell (“Licensor”) does not in any way sponsor, support, promote or endorse the Syntax Stratified 1000 Index or the Syntax Stratified 1000 ETF. Licensor only involvement, other than as a constituent provider, was as calculation agent of the Syntax Stratified 1000 Index. The constituents of the Russell 1000® Index were provided on an “as is" basis. FTSE Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the constituents of the Russell 1000® Index (collectively, the "FTSE Russell Parties); expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness non-infringement, merchantability and fitness for a particular purpose.

FTSE Russell does not make any claim prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i)  the results to be obtained from the use of the constituents of the Russell 1000® Index or the Syntax Stratified 1000 Index (upon which the Syntax Stratified 1000 ETF is based), (ii) the figure at which the Syntax Stratified 1000 Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the constituents of the Russell 1000® Index or the Syntax Stratified 1000 Index for the purpose to which it is being put in connection with the Syntax Stratified 1000 ETF.

4

FTSE Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the constituents of the Russell 1000® Index) or Syntax Stratified 1000 Index to the Index Provider or to its clients. The Russell 1000® Index is calculated by FTSE Russell or its agent. FTSE Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in relation to the constituents of the Russell 1000® Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any FTSE Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the constituents of the Russell 1000® Index, the Syntax Stratified 1000 ETF or the Syntax Stratified 1000 Index.

INVESTMENT POLICIES

INVESTMENT STRATEGIES

The following contains more detailed information about the types of instruments in which the Funds may invest or hold.

DIVERSIFICATION STATUS

Each Fund is classified as a “diversified” investment company under the 1940 Act.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day – as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by the Custodian until repurchased. No more than an aggregate of 15 percent of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s (“S&P”), or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

ILLIQUID AND RESTRICTED SECURITIES

A Fund may be seeded with, receive contributions-in-kind associated with, or invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund. For more information on tax risks, see “U.S. FEDERAL INCOME TAXATION” below.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker- dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CYBER SECURITY RISK

Each Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact a Fund and in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Funds’ third-party service providers, market makers, Authorized Participants, or the issuers of securities in which a Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67 percent or more of the voting securities of a Fund present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50 percent of the outstanding voting securities of a Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

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1.	Change its investment objective;

2.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3.	Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund’s total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

4.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but the Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.	Sell securities short;

9.	Invest in commodities or commodity contracts, except that the Fund may transact in exchange traded futures contracts on securities, stock indices and options on such futures contracts and make margin deposits in connection with such contracts; or

10.	Concentrate its investments in securities of issuers in the same industry, except the Fund will concentrate, as necessary to approximate the composition of the Fund’s underlying Index (the SEC Staff considers concentration to involve more than 25 percent of the Fund’s assets to be invested in an industry or group of industries).

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund:

1.	Will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views.

2.	Will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

3.	The Syntax Stratified 1000 ETF will, under normal circumstances, invest at least 80% of total assets in common stocks that compose its relevant Index. The Syntax Stratified Europe and Asia Developed Markets ETF will, under normal circumstances, invest at least 80% of total assets in equity securities and depositary receipts of issuers of all capitalization sizes from both the Europe and Asia developed markets universe. Prior to any change in each respective 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

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4.	Will not invest in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under “ADDITIONAL PURCHASE AND SALE INFORMATION.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares will trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”

The Board has responsibility for the overall management, operations and business affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The Trustees and executive officers of the Trust, along with their year of birth, principal occupations over the past five years, length of time served, total number of portfolios overseen in the fund complex, public and fund directorships held and other positions and their affiliations, if any, with the Adviser, are listed below:

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TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	9	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present).
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Managing Partner and Founder, The Seed Lab (investments) (2019 to Present).	9	Director, Daniel J. Edelman Holding (2016 to present) (communications marketing firm); Director, Xometry (advanced manufacturing platform business) (2014 to present); Co-Chairman Healthwell Acquisition Corp. (healthcare acquisition corp) (2021 to present); Director, Vaxxinity (vaccine development biotech) (2022 to present).

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NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008- 19), Haas School of Business, UC Berkeley; Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	9	Trustee, Matthews International Funds (2009 to present)
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Director, Entergy Corp. (2009 to 2015); Principal, The Brattle Group, Inc. (since 1991).	9

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Interested Trustees*
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics; management company for Syntax Advisors).	9	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952)	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2019); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	9	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Audit Chair, Monterey Capital Acquisition Company (2021 to present) (acquisition corp.)
*	Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Riggs and Ms. Cuocolo are deemed to be interested persons due to their current or recent senior leadership positions with the Fund’s investment adviser (Syntax Advisors, LLC) and its Parent (Syntax LLC).

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OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990)	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to present)
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
James Nash (1981)	Chief Compliance Officer	Since 2022	Mr. Nash currently serves as Director and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (d/b/a ACA Group, LLC) (2016 to present).
Bill Belitsky (1979)	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021)

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described in this SAI, under which certain companies provide essential management services to the Trust.

Like most investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., a Sub-Adviser is responsible for the day-to-day management of a Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which each Fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Regular reports are made to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by each Fund and noting any significant deficiencies or material weaknesses in a Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of a Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Trustees and Officers. There are 6 members of the Board of Trustees, 4 of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Mr. Riggs, an Interested Trustee, serves as Chairman of the Board to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. Ms. Fuhr serves as Lead Independent Trustee and is a spokesperson for and leader of the Independent Trustees. The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and the Nominating and Governance Committee are each chaired by an Independent Trustee and composed of all of the Independent Trustees.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of each Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

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Rory Riggs: Rory Riggs is the CEO and Founder of Syntax Advisors, LLC.

Rory’s idea for Syntax Stratified Indices came from his career in healthcare and the industry’s statistical use of population sampling and stratification across sub-populations to control for inadvertent biases in clinical trial results. To address the potential of similar biases in index results, he and his team identified a new risk category called related business risks; developed a new classification system with which to identify and group related business risk; and implemented a stratified weighting methodology to control for the inadvertent over-weighting of related business risks that regularly occur capitalization-weight and equal-weight methodologies. Using this Stratified Weight methodology, Syntax operates a family of Syntax Stratified Indices that includes, in addition to the Funds and other products, a Stratified Syntax LargeCap, MidCap Index and Small Cap Index that provide Stratified Weight versions of the widely-followed S&P 500, the S&P MidCap 400 and S&P SmallCap 600.

Prior to founding Syntax Advisors and its affiliated entities Syntax LLC and Locus LP, Rory has been involved in the creation and development of many successful companies in healthcare and bio-technology. These companies include: Royalty Pharma; Fibrogen, Inc.; Cibus, LLC; GeneNews Ltd., Sugen, Inc. and Receivables Inc. He is currently a director and co-founder of Royalty Pharma, the largest investor in revenue-producing intellectual property, principally royalty interests in marketed and late-stage development biopharmaceutical products. Royalty Pharma plc is listed on the NASDAQ exchange. In addition, Rory is Chairman and Co-founder of Cibus Global, the leader in non-transgenic (non-GMO) gene editing in agriculture. He also served as the president and director of Biomatrix Corporation (NYSE: BXM) where he launched Synvisc, an important product in the treatment of osteoarthritis.

Rory received a BA from Middlebury College and an MBA from Columbia University.

Kathy Cuocolo: Kathy Cuocolo is the Audit Chair of Greenbacker Renewable Energy LLC, a solar and wind operator in the US dedicated to generating renewable energy through its fleet of solar and wind farms and in addition managing capital as a registered investment advisor in the sustainable infrastructure sector for public and institutional investors. Its mission is to invest in projects which promote efficiency, sustainability and energy independence. She is also Audit Chair of Monterey Capital Acquisition Corporation, a special purpose acquisition company focused on the acquisition of new technology in the advancement of EV (electric vehicle) storage batteries.

Ms. Cuocolo has over twenty five years of board experience, having previously served as Chairman of the Board of Select Sectors ETF Trust, Audit Committee Chair of the Citigroup Alternative Investment Trust, Independent Director of the Guardian Life Family of Funds, and President and Director of The China Fund.

From 2014 through 2020 she was President of Syntax Advisors, LLC an asset manager and founder of a patented new methodology for weighting indices. At Syntax she was responsible for all aspects of business operations of its financial management products which range from specific client mandates, to data licenses, private accounts and Exchange Traded Funds. (ETFs). Currently she serves as a Director of Syntax ETF Trust.

Beginning her career at PricewaterhouseCoopers, Ms. Cuocolo was an audit and consulting manager to clients in publishing, manufacturing, oil and gas and financial services. She subsequently joined State Street Corporation where she rose to the rank of Executive Vice President having designed and started new investment products for SSgA. During 22 years at State Street Corporation, besides managing the profitability of her client base, she was known for her strategic innovation of new products, each of which she delivered utilizing state-of-the-art technology. She is known for her interpersonal skills, high performance standards, ability to upgrade risk management, improve audit controls and lead the way to meet the demands of increased regulations. Ms. Cuocolo has traveled widely, managing investment services in Europe and China.

Ms. Cuocolo was with BNY Mellon from 2008 to 2013 as a Managing Director, Head of Global ETF Services. There she streamlined operations, strengthened the control environment to minimize risk and ensure seamless service. Further she managed new investment product launches globally efficiently linking across existing jurisdictions and implementing new services in Canada and Asia.

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She is a member of the Program Committee of the National Association of Corporate Directors, the Corporate Board Committee of The Boston Club, the Advisory Board of Emerson Hospital, the Finance Committee of the Town of Concord and a member of the Council for Women of Boston College. She is a frequent speaker at industry events and conferences on topics ranging from the effectiveness of risk management to the alignment of Board composition.

Kathy received her B.A. in Accounting Summa Cum Laude from Boston College in 1978 and her CPA in Massachusetts in 1981. She holds an Executive Masters Professional Director Certification from the American College of Corporate Directors.

George Hornig: George Hornig is an accomplished senior operating executive, Director, advisor and venture investor whose career has focused on financial services (asset management including alternative investments, ETF and mutual funds, investment banking, insurance and fintech) but also spanned industries as diverse as biotech and health care, manufacturing, food and consumer products, outsourcing of business services, social media, cybersecurity, augmented reality, and e-waste management. In addition to his role in leading established businesses, George is an experienced public and private company Board Chairman, Director (including Audit and Compensation Committees), and a significant investor and adviser to entrepreneur founders of many early stage firms.

George is currently Chairman of Xometry (XMTR) a rapidly growing technology platform for on demand manufacturing of industrial parts where he was an angel investor in 2013, and helped take the company public in June 2021 (currently valued at over $1.5B). He is Co-Chairman of Healthwell Acquisition Corp, a SPAC seeking a merger partner in healthcare, a Director of Vaxxinity (VAXX) a vaccine development biotech and a Director and Audit Chair of Syntax, an ETF Funds platform. He also is Managing Partner and Co-Founder of The Seed Lab L.P., an early-stage venture fund.

From 2010-2016, George was Senior Managing Director and Global COO of PineBridge Investments, an asset manager with AUM over $100 billion. George led the restructuring of the operations of this former division of AIG Insurance, including reducing annualized company expenses by more than $60 million. He also implemented entirely new systems for technology, operations and risk, as well as financial reporting, fund accounting and salesforce management.

Prior to joining PineBridge, George spent 11 years at Credit Suisse Asset Management as Managing Director and Global Chief Operating Officer. Prior to that, he was Executive Vice President and Chief Operating Officer of Deutsche Bank Americas. In 1988, he was a co-founder, Managing Director and Chief Operating Officer of Wasserstein Perella & Co., following his tenure at First Boston. Early in his career George was an Associate with the law firm Skadden, Arps.

George is currently a Director of Edelman (communications marketing firm) and Syntax (ETF Group). He is also an investor and advisor to Simple Food Ventures (new food products), Trinity Cyber (advanced cyber security firm) and Babiators (children’s sunglasses).

From 1997-2018, George served as Audit Committee Chairman of the Board of Forrester Research (publicly held tech research company). From 2017-2020 George was Chairman of KBL Merger Corp. IV (SPAC which merged with 180 Life Sciences (ATNF) in 2020). He was also a Director of KBL Healthcare (SPAC which purchased Concord Health in 1994 and sold it to MultiCare for $114m in 1996), Director of Unity Mutual Life (mutual insurer merged with Columbian Mutual in 2012), Director of Veridian Group (publicly held aerospace contractor sold to General Dynamics in 2003 for $1.5 billion), a founding investor and Director of OfficeTiger (outsourced business services sold to RR Donnelley in 2006 for $250m), a founding investor and Chairman of Daily Candy (social media platform sold to Comcast in 2008 for $125m), a founding investor of CloudBlue (e-waste management company sold to Ingram Micro in 2013 for $45m) and a Director of Merchants Preferred (lease purchase finance company sold to Rent-A-Center in 2019 for $47.5m).

George received his AB in Economics from Harvard College, his MBA from Harvard Business School and his JD from Harvard Law School.

Deborah Fuhr: Deborah Fuhr is the managing partner and co-founder of ETFGI. Previously she served as global head of ETF research and implementation strategy and as a managing director at BlackRock/Barclays Global Investors from 2008-2011. Fuhr also worked as a managing director and head of the investment strategy team at Morgan Stanley in London from 1997- 2008, and as an associate at Greenwich Associates.

Deborah Fuhr is the recipient of the 2014 William F. Sharpe Lifetime Achievement Award for outstanding and lasting contributions to the field of index investing, the Nate Most Greatest Contributor to the ETF industry award, and the ETF.com Lifetime achievement award. She has been named as one of the “100 Most Influential Women in Finance” by Financial News in 2014, 2013, 2012, 2009, 2008 and 2007. Ms. Fuhr won the award for the Greatest Overall Contribution to the development of the Global ETF industry in the ExchangeTradedFunds.com survey in 2011 and 2008, Ms. Fuhr is one of the founders and on the board of Women in ETFs and is on the board of Cancer Research UK’s ‘Women of Influence’ initiative to support female scientists. Ms. Fuhr is on the editorial board of the Journal of Indexes, and Money Management Executive; the advisory board for the Journal of Index Investing; and the investment panel of experts for Portfolio Adviser, the FTSE ICB Advisory Committee, the NASDAQ listing and hearing review council, the International Advisory Committee for the Egyptian Exchange, and the University of Connecticut School of Business International Advisory Board.

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She holds a BS degree from the University of Connecticut and an MBA from the Kellogg School of Management at Northwestern University.

Richard Lyons: Richard Lyons is Chief Innovation and Entrepreneurship Officer at UC Berkeley, and previously served as the dean of the Haas School of Business, UC Berkeley, where he held the Bank of America Dean’s Chair.

Prior to becoming dean in July 2008, he served as the chief learning officer at Goldman Sachs in New York, a position he held since 2006. As chief learning officer, Rich was responsible for leadership development among the firm’s managing directors. Prior to Goldman Sachs, Rich served as acting dean of the Haas School from 2004 to 2005 and as executive associate dean and Sylvan Coleman Professor of Finance from 2005 to 2006.

He received his BS with highest honors from UC Berkeley (finance) and his Ph.D. from MIT (economics). Before coming to Haas, Professor Lyons spent six years on the faculty at Columbia Business School. His teaching expertise is in international finance.

Stewart Myers: Stewart C. Myers is the Robert C. Merton (1970) Professor of Finance, Emeritus at the MIT Sloan School of Management.

Mr. Myers is past President of the American Finance Association, a Research Associate at the National Bureau of Economic Research and a principal of the Brattle Group, Inc. His textbook Principles of Corporate Finance (12th ed., with Richard Brealey and Franklin Allen) is known as the “bible” of financial management. His research focuses on the valuation of real and financial assets, corporate finance and financial aspects of government regulation of business. He introduced both the tradeoff and pecking order theories of capital structure and was the first to recognize the importance of real options in corporate finance. Myers is the author of influential research papers on many topics, including adjusted present value (APV), rate of return regulation, capital allocation and risk management in banking and insurance, real options, payout policy, and moral hazard and information issues in financing decisions. He has served as a director of Entergy Corporation and CAT Ltd. and as a manager of the Cambridge Endowment for Research in Finance.

He holds an AB from Williams College and an MBA and a PhD from Stanford University.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $25,000. Trustee fees are allocated between the Funds in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

STANDING COMMITTEES

Audit Committee. The Board has an Audit Committee consisting of all Independent Trustees. George Hornig serves as Chairperson. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee was established on March 28, 2018. During the fiscal year ended December 31, 2022, the Audit Committee met two times.

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Nominating and Governance Committee. The Board has established a Nominating and Governance Committee consisting of all Independent Trustees. Richard Lyons serves as Chairperson. The responsibilities of the Nominating and Governance Committee are to: (1) nominate Independent Trustees; (2) review on a periodic basis the governance structures and procedures of the Funds; (3) periodically review Trustee compensation, (4) annually review committee and committee chair assignments, (5) annually review the responsibilities and charter of each committee, (6) to plan and administer the Board’s annual self- evaluation, (7) annually consider the structure, operations and effectiveness of the Nominating and Governance Committee, and (8) at least annually evaluate the independence of counsel to the Independent Trustees. The Nominating and Governance Committee was established on March 28, 2018. During the fiscal year ended December 31, 2022, the Nominating and Governance Committee met one time.

The Trustees adopted the following procedures with respect to the consideration of nominees recommended by security holders.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Committee in connection with the Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the SEC or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Committee will not be required to consider such candidate.

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OWNERSHIP OF FUND SHARES

As of December 31, 2022, neither the Independent Trustees nor their immediate family members owned beneficially or of record any securities in the Adviser, Sub-Adviser, Principal Underwriter or any person controlling, controlled by, or under common control with the Adviser, Sub-Adviser or Principal Underwriter.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2022.

Name of Trustee	Dollar Range of Equity Securities in the Funds Presented in This SAI	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Deborah Fuhr	None	None
George Hornig	None	$10,001-$50,000
Richard Lyons	None	$10,001-$50,000
Stewart Myers	None	Over $100,000
Interested Trustees:
Rory Riggs	None	Over $100,000
Kathy Cuocolo	None	Over $100,000

CODE OF ETHICS. The Trust, the Adviser, the Sub-Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser. Each code of ethics, filed as an exhibit to the Trust’s registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICY. The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Sub- Adviser. The Sub-Adviser’s proxy voting policy is attached at the end of this SAI as Appendix A. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available: (1) without charge by calling (866) 972-4492; (2) on the Funds’ website at www.SyntaxAdvisors.com; and (3) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for each Fund’s shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

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THE INVESTMENT ADVISOR

Syntax Advisors, LLC acts as investment advisor to the Trust and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser’s principal address is One Liberty Plaza, 46th Fl. New York, NY 10006. The Adviser is an affiliate of Syntax, LLC.

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of the Fund’s average daily net assets as set forth in the Fund’s Prospectus. From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund. Pursuant to an Expense Limitation and Reimbursement Agreement (“Expense Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses until at least May 1, 2024, thereafter subject to annual re-approval by the Funds’ Board of Trustees, to ensure that Total Annual Fund Operating Expenses (with the exception of the above referenced Fund expenses) do not exceed the applicable amount presented in the table below.

As provided in the Expense Agreement, the Adviser is entitled to reimbursement by a Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. A Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the Fund’s net expense ratio in place at the time such amounts were waived; and (2) the Fund’s current net expense ratio (before recoupment). The Expense Agreement may be terminated only upon written agreement of the Trust and the Adviser, with written notice to be provided on the Funds’ website at least 60 calendar days in advance of the applicable termination date. Each Fund’s total operating expenses, net of applicable waivers and/or reimbursements under the Expense Agreement, are presented below.

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Fund	Total Annual Fund Operating Expenses after Waiver/Reimbursement
Syntax Stratified Europe and Asia Developed Markets ETF	0.45%
Syntax Stratified 1000 ETF	0.30%

The Adviser compensation information for the last three fiscal years for the Syntax Stratified Europe and Asia Developed Markets ETF and the Syntax Stratified 1000 ETF have been omitted because those Funds had not commenced investment operations as of the date of this SAI.

A discussion regarding the Board’s consideration of the Trust’s Investment Advisory and Sub-Advisory Agreements will be found in the Trust’s next Annual or Semi-Annual Report to Shareholders after commencement of operations, as applicable.

The professional from the Adviser that is among those jointly and primarily responsible for the day-to-day portfolio management of the Funds is Dr. Glenn Freed.

The following table lists the number and types of accounts, other than the Funds, managed by Dr. Freed, as well as the assets under management in those accounts.

OTHER ACCOUNTS MANAGED AS OF DECEMBER 31, 2022

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
Glenn Freed	2	$15.91	0	$0	0	$0

SUB-ADVISER

Vantage Consulting Group (“Vantage” or the “Sub-Adviser”), 3500 Pacific Ave. Virginia Beach, VA 23451, serves as the investment sub-adviser for the Funds pursuant to an Investment Sub-Advisory Agreement between the Adviser and Vantage, dated March 2, 2018 (together with any subsequent amendments, referred to as the “Sub-Advisory Agreement). The Sub- Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its sub-advisory services, the Sub-Adviser is directly compensated by the Adviser. Further, the Adviser directly compensates the Sub-Adviser for a variety of additional services provided to all the Funds in the Trust through a general services agreement, comprising, trading, accounting, and information technology services. For the fiscal year ended December 31, 2022, the Adviser paid the Sub-Adviser a total of $558,000 or all of the foregoing services, no portion of which was paid from the assets of any Fund.

PORTFOLIO MANAGER

The Sub-Adviser manages each Fund using a team of investment professionals. The professional primarily responsible for the day-to-day portfolio management of the Funds is James Thomas Wolfe.

The following table lists the number and types of accounts, other than the Funds, managed by Mr. Wolfe and the assets under management in those accounts.

OTHER ACCOUNTS MANAGED AS OF DECEMBER 31, 2022

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (millions)	Pooled Investment Vehicle Accounts	Assets Managed (millions)	Other Accounts	Assets Managed (millions)
James Thomas Wolfe*	0	$0	0	$0	0	$0
Austin Dunkle	0	$0	0	$0	0	$0

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OWNERSHIP OF SECURITIES

The portfolio manager listed above does not beneficially own any Shares of the Funds presented in this SAI as the Funds have not commenced operations as of the date of this SAI.

CONFLICTS OF INTEREST

Description of Material Conflicts of Interest. Because the portfolio manager may manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by the portfolio manager may not have portfolio compositions identical to those of the Funds due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed.

COMPENSATION

The Sub-Adviser’s compensation and incentive program varies by professional and discipline. A portfolio manager’s compensation is comprised of a fixed based salary and a bonus. The base salary is not based on the value of the assets managed but rather on the individual portfolio manager’s experience and responsibilities. The bonus also varies by individual and is based upon criteria that incorporate the Sub-Adviser’s assessment of each Fund’s performance as well as a portfolio manager’s corporate citizenship and overall contribution to the Firm.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of the Funds.

Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws; provided, however, such indemnity of the Administrator shall not apply in the case of the Administrator’s gross negligence or willful misconduct in the performance of its duties. Under the Custodian Agreement and Transfer Agency Agreement, as described below, the Trust has also provided indemnities to State Street for certain liabilities.

State Street also serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

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State Street also serves as Transfer Agent of the Funds pursuant to a transfer agency agreement (“Transfer Agency Agreement”). As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees, asset-based fees, and fixed fees which are paid by the Adviser. These payments made by the Adviser to State Street do not represent an additional expense to the Trust or its shareholders.

THE DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside”, “Principal Underwriter” or the “Distributor”) is the Principal Underwriter and Distributor of the Funds’ Creation Units. Its principal address is Three Canal Plaza, Suite 100, Portland, Maine, 04101. Investor information can be obtained by calling (866) 972-4492. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Creation Units of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in numbers less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to Authorized Participants (as defined below) purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser, or an affiliate of the Adviser, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of a Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Rule 12b-1 fees are paid out of a Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days’ written notice to the other party. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days’ notice to the other party thereto.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sale of Fund Shares into account. The Adviser considers the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks when appropriate.

The Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. As the Syntax Stratified Europe and Asia Developed Markets ETF and Syntax Stratified 1000 ETF had not commenced operations as of December 31, 2022 these Funds have omitted this information.

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. As the Syntax Stratified Europe and Asia Developed Markets ETF and Syntax Stratified 1000 ETF have not yet commenced operation, these Funds have omitted this information.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

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BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co. and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Syntax Stratified Europe and Asia Developed Markets ETF and Syntax Stratified 1000 ETF have not commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

PURCHASE AND REDEMPTION OF CREATION UNITS

A Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The value of a Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are set forth in the table below:

FUND	CREATION UNIT SIZE
Syntax Stratified Europe and Asia Developed Markets ETF	25,000
Syntax Stratified 1000 ETF	25,000

PURCHASE (CREATION). The Trust issues and sells Shares of a Fund only: in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to the Funds is, generally, any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities instruments (“Deposit Instruments”) per each Creation Unit, constituting a substantial replication, or (ii) the Deposit Cash constituting the cash value of the Deposit Instruments and “Cash Amount,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Instruments that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Instruments or Deposit Cash, as applicable, and the Cash Amount constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Amount” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the aggregate market value of the Deposit Instruments or Deposit Cash, as applicable. If the Cash Amount is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such positive amount. If the Cash Amount is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Instruments or Deposit Cash, as applicable), the Cash Amount shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Amount. The Cash Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Instruments or Deposit Cash, as applicable. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required amount of the instruments comprising the Deposit Instruments or the required amount of Deposit Cash, as applicable, as well as the estimated amount of the Cash Amount to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Instruments or the required amount of Deposit Cash, as applicable, is made available.

The identity and required amount of each instrument comprising the Deposit Instruments or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Instruments may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s corresponding Index, as applicable.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Instrument which shall be added to the Deposit Instruments, including, without limitation, in situations where such Deposit Instrument: (i) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (ii) in the case of foreign funds holding non-US Deposit Instruments, where such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers, or other similar circumstances; (iii) may not be available in sufficient quantity for delivery; (iv) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; or (v) a holder of Shares of a foreign fund holding non-US instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceed “in-kind” (collectively, “non-standard orders”). The Trust also reserves the right to include or remove Deposit Instruments from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Deposit Instruments together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more whole Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker- dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Instruments, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Instruments. Foreign Deposit Instruments must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Funds is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Instruments or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Deposit Instruments must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Amount and the Deposit Instruments or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Transfer Agent.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Instruments or payment of Deposit Cash, as applicable, and the payment of the Deposit Instruments has been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Instruments (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

In instances where the Trust accepts Deposit Instruments for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Deposit Instruments, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Instruments (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Instruments. The Trust may use such Additional Cash Deposit to buy the missing Deposit Instruments at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Instruments, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of a Fund for any legally permissible reason, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Instruments or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (d) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

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All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN WHOLE CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio instruments that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Instruments”). In certain circumstances, Redemption Instruments received on redemption may not be identical to Deposit Instruments.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Redemption Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Redemption Instruments have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more redemption Instruments.

CUSTOM BASKETS. A basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. However, Rule 6c-11 of the 1940 Act permits a Fund to utilize “custom baskets” provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if a Fund exchanges a basket with either the same or another authorized participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if a Fund substitutes cash in lieu of a portion of basket assets for a single authorized participant, that basket would be a custom basket.

Rule 6c-11 of the 1940 Act requires ETFs (such as the Funds) to adopt and implement written policies and procedures that govern the construction of baskets and the process that will be used for the acceptance of baskets. These policies and procedures must cover the methodology that the ETF will use to construct baskets. The policies and procedures also detail when the ETF would use representative sampling of its portfolio to create its basket, and how the ETF would sample in those circumstances. The policies and procedures also should detail how the ETF would replicate changes in the ETF’s portfolio holdings as a result of the rebalancing or reconstitution of the ETF’s underlying securities market index, if applicable. Rule 6c-11 also requires the policies and procedures to (i) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) specify the titles or roles of the employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters. The Trust has adopted and implemented the requisite Rule 6c-11 policies and procedures on behalf of the Funds.

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Pursuant to Rule 6c-11 under the 1940 Act, information regarding each Fund’s current portfolio holdings will be available on a daily basis at www.SyntaxAdvisors.com.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Redemption Instruments and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Redemption Instruments and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Redemption Instruments and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 2:00 p.m. or 3:00 p.m. Eastern time (per applicable instructions) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in-kind redemptions of the Fund, in connection with taking delivery of shares of Redemption Instruments upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Redemption Instruments are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Redemption Instruments will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In the case of a Fund holding foreign securities that have local settlement periods in excess of seven days, SEC Rule 6c-11 will permit a settlement period for redemption of up to fifteen days. A redemption order will be cancelled if the securities are not delivered in fifteen days. If the Authorized Participant has not made appropriate arrangements to take delivery of the Redemption Instruments in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Instruments, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Instruments). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Instruments but does not differ in net asset value.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Shares for Redemption Instruments will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Instruments upon redemptions or could not do so without first registering the Redemption Instruments under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Instruments applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments.

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The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

CREATION AND REDEMPTION TRANSACTION FEES. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. A Fund may adjust the transaction fee from time to time, however the Redemption Transaction Fee may not exceed 2%. The Creation/Redemption Transaction Fee may be waived for the Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. When determining whether to waive the Creation/Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving such fee will facilitate the initial launch of the Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Fund’s shares; and not result in the Fund bearing additional costs or expenses as a result of such waiver.

An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Redemption Instruments from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

FUND	MAXIMUM TRANSACTION FEE	TRANSACTION FEE
Syntax Stratified Europe and Asia Developed Markets ETF	$2,000	$2,000
Syntax Stratified 1000 ETF	$2,000	$2,000

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “PURCHASE AND SALE OF FUND SHARES” and “ADDITIONAL PURCHASE AND SALE INFORMATION.”

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00p.m. Eastern time) on each day that such exchange is open.

In computing a Fund’s net asset value per Share, the Fund’s securities holdings are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. In the case of shares of funds that are not traded on an exchange (e.g., mutual funds), last sale price means such fund’s published net asset value per share. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined pursuant to Board-approved valuation procedures established by the Trust and the Adviser (the “Procedures”). The Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. As the Valuation Designee, the Adviser is responsible for the establishment and application, in a consistent manner, of appropriate methodologies for determining the fair value of investments, periodically reviewing the selected methodologies used for continuing appropriateness and accuracy and making any changes or adjustments to the methodologies as appropriate. ..In the event that any of a Fund’s securities are fair valued, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by an applicable Index. This may result in a difference between a Fund’s performance and the performance of its corresponding Index.

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Fund holdings that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, securities affected by “significant events” and derivatives. An example of a significant event is an event occurring after the close of the market in which a security trades but before the next time the Fund’s net asset value is calculated that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Fund, as if such Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a “regulated investment company” under the Internal Revenue Code or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT. Broker dealers, at their own discretion, may also offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “U.S. Federal Income Taxation.”

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Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Internal Revenue Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, tax-exempt shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in the Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Internal Revenue Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, a Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, the Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnership that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or business or in the securities of one or more QPTPs. Furthermore, a Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Internal Revenue Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Fund will qualify for the special tax treatment accorded to RICs.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. The Funds intend to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

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Seeding. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to a Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding a Fund, and/or other investors in the Fund. Additionally, your Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, the Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also “Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and certain other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

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Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and the Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of the Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by the Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends- received deduction by corporate shareholders.

A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of a Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consist of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by the Fund from a real estate investment trust (“REIT”) or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, a shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

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With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, unless the in-kind contribution qualifies for nonrecognition treatment under Section 351 of the Internal Revenue Code, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Section 351. The Trust, on behalf of the Funds, has the right to reject an order for a purchase of Shares of the Funds if the purchase (including any purchases of shares in the same Fund by a related group of purchasers) would not qualify as a tax- deferred transaction described in Section 351 of the Internal Revenue Code. The Trust also has the right to require information from a purchaser of Shares in a Fund for purposes of determining if an order for a purchase of Shares of the Fund qualifies as a tax-deferred transaction described in Section 351 of the Internal Revenue Code.

There can be no assurance regarding the tax treatment of the Fund. The Adviser intends to seek to qualify certain orders for purchases of the Fund as a tax-deferred transaction described in Section 351 of the Internal Revenue Code. In the event that one or more of such orders do not qualify as a tax-deferred transaction, there could be negative tax consequences to seed investors in a Fund, and seed investors could lose money. Additionally, each Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, each Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the Shareholder level when such income is distributed. Additionally, the Funds make no representations as to whether any of such contributions-in- kind qualify for Section 351 or RIC treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

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Reportable Transactions. If a shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required to file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income tax), provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by the Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by the Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, the Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in the Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by the Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see “Investments in U.S. Real Property”).

Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see —“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

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Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Funds should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

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“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

CAPITAL STOCK AND SHAREHOLDER REPORTS

Each Fund issues Shares of beneficial interest, with no par value. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding series of the Trust. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to a Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust (i.e., Shares of the Funds) vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of a Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o Syntax Advisors, LLC, One Liberty Plaza, 46th Fl. New York, NY 10006.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Cohen & Company, Ltd. serves as the independent registered public accounting firm to the Trust.

FINANCIAL STATEMENTS

Financial statements are not included for the Syntax Stratified Europe and Asia Developed Markets ETF and Syntax Stratified 1000 ETF, which had not commenced operations prior to the date of this SAI.

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APPENDIX A

PROXY VOTING POLICIES

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. Vantage Consulting Group Inc. (“VCG”) will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

As an investment advisor, VCG may have the authority to vote proxies relating to securities on behalf of clients. In certain circumstances, when permitted by the client VCG may outsource the proxy voting. These policies and procedures are designed to deal with the complexities which may arise in cases where VCG’s interests conflict or appear to conflict with the interests of its clients and to communicate to clients the methods and rationale whereby VCG exercises proxy authority. This document is available to any client upon request. VCG will also make available the record of VCG’s votes promptly upon request.

The CCO of VCG is responsible for monitoring the effectiveness of this policy. Unless contractually obligated to vote in a certain manner, VCG will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where VCG deviates from the guidelines listed below, or depends upon a third party to make the decision, the reasons shall be documented. VCG may consult with such other experts, such as CPAs, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

Non-Voting of Proxies

VCG will generally not vote proxies in the following situations:

●	Proxies are received for equity securities where, at the time of receipt, VCG’s position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an “immaterial position”).

●	Proxies are received for equity securities where, at the time of receipt, VCG’s Clients and Investors no longer hold that position.

Management Proposals

Absent good reason to the contrary, VCG will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

VCG will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which VCG will generally vote along with company management include: appointment of auditors, fees paid to board members, and change in the board structure. As long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company, VCG will generally vote along with management.

Non-Routine Matters

Non-routine matters might include such things as:

●	Amendments to management incentive plans

●	The authorization of additional common or preferred stock

●	Initiation or termination of barriers to takeover or acquisition

●	Mergers or acquisitions

●	Corporate reorganizations

●	“Contested” director slates

In non-routine matters, VCG will attempt to be generally familiar with the questions at issue. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a “routine” matter, as described above, and whether the Policy and Procedures set forth herein actually address the specific issue. For proxies that are not clearly “routine”, VCG, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the company. VCG’s proxy voting record will be updated at the time the proxy is submitted.

An independent proxy voting advisory and research firm may be appointed as a “Proxy Service” for voting VCG’s proxies after approval by the CCO.

Documenting Proxy Voting

VCG will maintain copies of each proxy statement received and of each executed proxy; however, VCG may rely on the SEC’s EDGAR system for records of proxy statements. VCG will also maintain records relating to each proxy, including the voting decision on each proxy, and any documents that were material to making the voting decision.

VCG will also maintain a record of each written request from a Client or Investor for proxy voting information and VCG’s written response to any request from a Client or Investor for proxy voting information. These records shall be maintained in compliance with Rule 204-2.

Actual and Apparent Conflicts of Interest

Potential conflicts of interest between VCG and its clients may arise when VCG’s relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of the VCG’s clients.

If the issue is specifically addressed in these policies and procedures, VCG will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these Policies and Procedures and an apparent or actual conflict exists, VCG shall either: i) delegate the voting decision to an independent third party; ii) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or iii) obtain approval of a voting decision from VCG’s CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, VCG will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

APPENDIX B

COMMERCIAL PAPER RATINGS

A Standard & Poor’s Corporation (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

“A-I” — Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-l+.”

“A-2” — Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” — Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” — Issue has only a speculative capacity for timely payment.

“C” — Issue has a doubtful capacity for payment.

“D” — Issue is in payment default.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” — Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” — Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” — Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” — Issuer does not fall within any of the Prime rating categories.

B-1

SYNTAX ETF TRUST

PART C - OTHER INFORMATION

Item 28.	Exhibits

(a)	Declaration of Syntax ETF Trust (“Registrant”) is incorporated herein by reference to Exhibit (a) of the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on January 18, 2017.

(b)	Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on April 25, 2019.

(c)	Not applicable.

(d)	(i) Investment Advisory Agreement by and between Registrant and Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amendment dated January 6, 2020 to the Investment Advisory Agreement between the Registrant and Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amendment dated February 24, 2020 to the Investment Advisory Agreement between the Registrant and Syntax Advisors, LLC, as filed with the SEC on February 27, 2020.

(c) Amendment dated February 19, 2020 to the Investment Advisory Agreement between the Registrant and Syntax Advisors, LLC, as filed August 13, 2021.

(d) Amendment dated March 3, 2022 to the Investment Advisory Agreement between the Registrant and Syntax Advisors, LLC, as filed June 2, 2022.

(ii) Investment Sub-Advisory Agreement by and between Syntax Advisors, LLC and Vantage Consulting Group, is incorporated herein by reference to Exhibit (d)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amendment dated February 19, 2020 to Appendix A of the Investment Sub-Advisory Agreement with Vantage, as filed with the SEC on February 27, 2020.

(b) Amendment dated May 10, 2022 to Appendix A of the Investment Sub-Advisory Agreement with Vantage, as filed June 2, 2022.

(iii) Investment Sub-Advisory Agreement by and between Syntax Advisors, LLC and Swan Global Investments, LLC dated as of February 19, 2020 with respect to Syntax Stratified U.S. Total Market Hedged ETF, as filed with the SEC on April 22, 2020.

(iv) Expense Limitation and Reimbursement Agreement between the Registrant and the Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amendment dated July 15, 2019 to the Expense Limitation and Reimbursement Agreement by between the Registrant and the Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(iii)(a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amendment dated February 19, 2020 to the Expense Limitation and Reimbursement Agreement between the between the Registrant and the Syntax Advisors, LLC, is incorporated herein by reference to Exhibit (d)(iv)(b) of Post-Effective Amendment 14, as filed with the SEC on April 22, 2020.

(v) Expense Limitation and Reimbursement Agreement dated February 19, 2020 between the Registrant and the Syntax Advisors, LLC on behalf of Syntax Stratified U.S. Total Market ETF, as filed with the SEC on February 27, 2020.

(a) Amendment dated February 17, 2021 to the Expense Limitation and Reimbursement Agreement dated March 28, 2018 between the Registrant and Syntax Advisors, LLC as filed August 13, 2021.

(b) Amendment dated August 11, 2021 to the Expense Limitation and Reimbursement Agreement dated March 28, 2018 between the Registrant and Syntax Advisors, LLC as filed August 13, 2021.

(c) Amendment dated March 3, 2022 to the Expense Limitation and Reimbursement Agreement dated March 28, 2018 between the Registrant and Syntax Advisors, LLC as filed June 2, 2022.

(e)	ETF Distribution Agreement by and between Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amendment dated January 6, 2020 to the ETF Distribution Agreement by and between Registrant and Foreside Fund Services, is incorporated herein by reference to Exhibit (e) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amendment dated February 24, 2020 to the ETF Distribution Agreement by and between Registrant and Foreside Fund Services, as filed with the SEC on February 27, 2020.

(c) Amendment dated May 24, 2022 to the ETF Distribution Agreement by and between Registrant and Foreside Fund Services, as filed June 2, 2022.

(f)	Not Applicable.

(g)	Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amended Appendix A to the Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amended Appendix A dated February 19, 2020 to the Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, as filed with the SEC on February 27, 2020.

(c) Amended Appendix A dated May 10, 2022 to the Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, as filed June 2, 2022.

(d) Amended Appendix A dated February 16, 2022 to the Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, as filed herewith.

(h)	(i) Administration Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amended Schedule A to the Administration Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h) (i) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amended Schedule A dated February 19, 2020 to the Administration Agreement by and between Registrant and State Street Bank and Trust Company, as filed with the SEC on February 27, 2020.

(c) Amended Schedule A dated May 10, 2022 to the Administration Agreement by and between Registrant and State Street Bank and Trust Company, as filed June 2, 2022.

(d) Amended Schedule A dated February 16, 2023 to the Administration Agreement by and between Registrant and State Street Bank and Trust Company, as filed herewith.

(ii) Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amended Schedule A to the Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h) (ii) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amended Schedule A dated February 19, 2020 to the Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company, as filed with the SEC on February 27, 2020.

(c) Amended Schedule A dated May 10, 2022 to the Transfer Agency and Service Agreement by and between Registrant and State Street Bank and Trust Company, as filed June 2, 2022.

(iii) Fund CCO and AMLO Agreement with Foreside Fund Officer Services, LLC, is incorporated herein by reference to Exhibit (h)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amendment dated November 28, 2022 to the Fund CCO and AMLO Agreement with Foreside Fund Officer Services, as filed herewith.

(iv) Master Index and Technology License Agreement, dated October 29, 2018 between Syntax LLC and Syntax Advisors, as filed with the SEC on February 27, 2020.

(v) Licensing Agreement dated June 11, 2018 between Frank Russell Company and Locus LP an affiliate of Syntax LLC for Syntax ETF Trust, as filed with the SEC on December 29, 2020.

(vi) License Agreement dated September 29, 2020 between MSCI and Syntax LLC and Syntax Advisors for Syntax ETF Trust, as filed with the SEC on December 29, 2020.

(i)	Opinion and consent of Trust counsel filed herein.

(j)	Consent of Independent Auditors filed herein.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(a) Amended Schedule A dated December 5, 2019 to the Rule 12b-1 Plan dated March 28, 2018, is incorporated herein by reference to Exhibit (m) (a) of the Registrant’s Post-Effective Amendment 7, as filed with the SEC on January 14, 2020.

(b) Amended Schedule A dated February 19, 2020 to the Rule 12b-1 Plan dated March 28, 2018, as filed with the SEC on February 27, 2020.

(c) Amended Schedule A dated February 17, 2021 to the Rule 12b-1 Plan dated March 28, 2018 as filed August 13, 2021.

(d) Amended Schedule A dated March 3, 2022 to the Rule 12b-1 Plan dated March 28, 2018 as filed April 29, 2022.

(e) Amended Schedule A dated February 16, 2023 to the Rule 12b-1 Plan dated March 28, 2018 as filed herewith.

(n)	Not Applicable.

(o)	Reserved.

(p)	(i) Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(i) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(ii) Code of Ethics of Syntax Advisors, LLC is incorporated herein by reference to Exhibit (p)(ii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(iii) Code of Ethics of Vantage Consulting Group is incorporated herein by reference to Exhibit (p)(iii) of Pre-Effective Amendment 5, as filed with the SEC on August 22, 2018.

(iv) Code of Ethics of Swan Global Investments as filed April 29, 2022.

(v) Code of Ethics of Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (p)(v) of Post-Effective Amendment 14, as filed with the SEC on April 22, 2020.

(q)	Power of Attorney dated February 15, 2019, is incorporated herein by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on April 25, 2019.

Item 29.	Persons Controlled by or under Common Control with Registrant.

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is directly or indirectly controlled by or under common control with any other person. The Registrant has no subsidiaries.

Additionally, see the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of the funds’ outstanding shares and such information is incorporated by reference to this Item.

Item 30.	Indemnification

Reference is made to Section 8 of the Registrant’s Trust Instrument referenced in Item 28(a)(1) with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 8.1	General Provisions.

Section 8.1.1	General Limitation of Liability.

No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment advisor, subadvisor, principal underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any Trustee in connection with Trust shall be conclusively deemed to have been executed or done only in or with respect to their, his or her capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

Section 8.1.2	Notice of Limited Liability.

Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall recite that the same was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust or belonging or attributable to a Series or Class thereof, and may contain such further recitals as they, he or she may deem appropriate, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

Section 8.1.3	Liability Limited to Assets of the Trust.

All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust or belonging to a Series or Class thereof, as appropriate, for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Section 8.2	Liability of Trustee.

The exercise by the Trustees of their powers and discretion hereunder shall be binding upon the Trust, the Shareholders and any other person dealing with the Trust. The liability of this Trustees, however, shall be limited by this Section 8.2.

Section 8.2.1	Liability for Own Actions.

A Trustee shall be liable to the Trust or the Shareholders only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Section 8.2.2	Liability for Actions of Others.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, advisor, administrative distributor, principal underwriter, custodian, transfer agent, dividend disbursing agent, Shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for any act or omission of any other Trustee.

Section 8.2.3	Advice of Experts and Reports of Others.

The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees hereunder, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. In discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officers appointed by them, any independent public accountant and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of any other party to any contract entered into hereunder.

Section 8.2.4	Bond.

Except as provided for in Section 8.5.4, the Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 8.2.5	Declaration of Trust Governs Issues of Liability.

The provisions of this Declaration of Trust, to the extent that they restrict the duties and liabilities of the Trustees otherwise existing at law or in equity, are agreed by the Shareholders and all other Persons bound by this Declaration of Trust to replace such other duties and liabilities of the Trustees.

Section 8.3	Liability of Third Persons Dealing with Trustees.

No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon the order of the Trustees.

Section 8.4	Liability of Shareholders.

Without limiting the provisions of this Section 8.4 or the DSTA, the Shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware.

Section 8.4.1	Limitation of Liability.

No personal liability for any debt or obligation of the Trust shall attach to any Shareholder or former Shareholder of the Trust, and neither the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise.

Section 8.4.2	Indemnification of Shareholders.

In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Section 8.5	Indemnification.

Section 8.5.1 Indemnification of Covered Persons. Subject to the exceptions and limitations contained in Section 8.5.2, every person who is or has been a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof.

Section 8.5.2	Exceptions. No indemnification shall be provided hereunder to a Covered Person:

(a) for any liability to the Trust or its Shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Persons engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.2) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

Section 8.5.3 Rights of Indemnification. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Section 8.5.4 Expenses of Indemnification. Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 8.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 8.5, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security of the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is a reason to believe that the recipient ultimately will be found entitled to indemnification.

Section 8.5.5	Certain Defined Terms Relating to Indemnification. As used in this Section 8.5, the following words shall have the meanings set forth below:

(a) “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened;

(b) a “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and

(c) “Liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section 8.6	Jurisdiction, Venue, and Waiver of Jury Trial.

In accordance with Section 3804(e) of the DSTA, any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Declaration of Trust or the Trust, any Series or Class or any Shares, including any claim of any nature against the Trust, any Series or Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and all Shareholders and other such Persons hereby irrevocably consent to the jurisdiction of such courts (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, IN CONNECTION WITH ANY SUCH SUIT, ACTION, OR PROCEEDING BROUGHT IN THE SUPERIOR COURT IN THE STATE OF DELAWARE, ALL SHAREHOLDERS AND ALL OTHER SUCH PERSONS HEREBY IRREVOCABLY WAIVE THE RIGHT TO A TRIAL BY JURY TO THE FULLEST EXTENT PERMITTED BY LAW. All Shareholders and other such persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such person at the address shown on the books and records of the Trust for such person or at the address of the person shown on the books and records of the Trust with respect to the Shares that such person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust’s registered agent in the State of Delaware. Any service so made shall be effective as if personally made in the State of Delaware.

Item 31.	Business and Other Connections of Investment Adviser

Syntax Advisors, LLC (the “Adviser”) serves as the investment adviser for the Registrant with respect to each of its series. The principal business address of the Adviser is One Liberty Plaza, 46th Floor, New York, NY 10006. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated March 31, 2023.

Vantage Consulting Group (the “Sub-Adviser”) serves as the investment sub-adviser for the Registrant with respect to each of its series. The principal business address of the Sub-Adviser is 3500 Pacific Ave. Virginia Beach, VA 23451. With respect to the Sub-Adviser, the response to this Item is incorporated by reference to the Sub-Adviser’s Form ADV on file with the SEC and dated March 31, 2023.

Swan Global Investments, LLC (the “Options Sub-Adviser”) serves as the investment sub-adviser for the Registrant only with respect to the Syntax Stratified U.S. Total Market Hedged ETF series of the Trust. The principal business address of the Options Sub-Adviser is 1099 Main Ave #206, Durango, CO 81301. With respect to the Options Sub-Adviser, the response to this Item is incorporated by reference to the Options Sub-Adviser’s Form ADV on file with the SEC and dated March 15, 2023.

The Adviser’s, Sub-Adviser’s and Options Sub-Adviser’s respective Form ADVs may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	ASYMmetric ETFs Trust
21.	B.A.D. ETF, Series of Listed Funds Trust
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.

27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
39.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
43.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
44.	Center Coast Brookfield MLP & Energy Infrastructure Fund
45.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
46.	Clifford Capital International Value Fund, Series of World Funds Trust
47.	Clifford Capital Partners Fund, Series of World Funds Trust
48.	Cliffwater Corporate Lending Fund
49.	Cliffwater Enhanced Lending Fund
50.	Cohen & Steers Infrastructure Fund, Inc.
51.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
52.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
53.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
54.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
55.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
56.	Davis Fundamental ETF Trust
57.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
58.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
59.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
60.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
61.	Defiance Quantum ETF, Series of ETF Series Solutions
62.	Direxion Shares ETF Trust
63.	Dividend Performers ETF, Series of Listed Funds Trust
64.	Dodge & Cox Funds
65.	DoubleLine ETF Trust
66.	DoubleLine Opportunistic Credit Fund
67.	DoubleLine Yield Opportunities Fund
68.	Eaton Vance NextShares Trust
69.	Eaton Vance NextShares Trust II
70.	EIP Investment Trust
71.	Ellington Income Opportunities Fund
72.	ETF Opportunities Trust
73.	Evanston Alternative Opportunities Fund
74.	Exchange Listed Funds Trust
75.	Fiera Capital Series Trust
76.	FlexShares Trust
77.	Forum Funds

78.	Forum Funds II
79.	Forum Real Estate Income Fund
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Grizzle Growth ETF, Series of Listed Funds Trust
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
89.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
90.	IDX Funds
91.	Innovator ETFs Trust
92.	Ironwood Institutional Multi-Strategy Fund LLC
93.	Ironwood Multi-Strategy Fund LLC
94.	John Hancock Exchange-Traded Fund Trust
95.	Kelly Strategic ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
99.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
100.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
101.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
102.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
103.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
104.	Manor Investment Funds
105.	Merk Stagflation ETF, Series of Listed Funds Trust
106.	Milliman Variable Insurance Trust
107.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
108.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
109.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
110.	Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust
111.	Morgan Creek-Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
112.	Morgan Stanley ETF Trust
113.	Morningstar Funds Trust
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	PMC Funds, Series of Trust for Professional Managers

129.	Point Bridge America First ETF, Series of ETF Series Solutions
130.	Preferred-Plus ETF, Series of Listed Funds Trust
131.	Putnam ETF Trust
132.	Quaker Investment Trust
133.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
135.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
136.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
137.	Renaissance Capital Greenwich Funds
138.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
139.	Reynolds Funds, Inc.
140.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
141.	RiverNorth Patriot ETF, Series of Listed Funds Trust
142.	RMB Investors Trust
143.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
144.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
145.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
146.	Roundhill Cannabis ETF, Series of Listed Funds Trust
147.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
148.	Roundhill MEME ETF, Series of Listed Funds Trust
149.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
150.	Roundhill Video Games ETF, Series of Listed Funds Trust
151.	Rule One Fund, Series of World Funds Trust
152.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
153.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
154.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
155.	SHP ETF Trust
156.	Six Circles Trust
157.	Sound Shore Fund, Inc.
158.	Sparrow Funds
159.	Spear Alpha ETF, Series of Listed Funds Trust
160.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
161.	STF Tactical Growth ETF, Series of Listed Funds Trust
162.	Strategy Shares
163.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
164.	Syntax ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	The Community Development Fund
167.	The Finite Solar Finance Fund
168.	The Private Shares Fund
169.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
170.	Third Avenue Trust
171.	Third Avenue Variable Series Trust
172.	Tidal ETF Trust
173.	Tidal Trust II
174.	TIFF Investment Program
175.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
179.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

180.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
181.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
182.	Total Fund Solution
183.	Touchstone ETF Trust
184.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
185.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
186.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
196.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
199.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
200.	U.S. Global Investors Funds
201.	Union Street Partners Value Fund, Series of World Funds Trust
202.	Variant Alternative Income Fund
203.	Variant Impact Fund
204.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
205.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
206.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
207.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
208.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
209.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
211.	VictoryShares Protect America ETF, Series of Victory Portfolios II
212.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
213.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
215.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
219.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
223.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
224.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
226.	Walthausen Funds
227.	West Loop Realty Fund, Series of Investment Managers Series Trust
228.	WisdomTree Digital Trust
229.	WisdomTree Trust
230.	WST Investment Trust
231.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(a)	Syntax Advisors, LLC, One Liberty Plaza, 46th Floor, New York, NY 10006 (records as investment adviser);

(b)	Vantage Consulting Group, 3500 Pacific Ave. Virginia Beach, VA 23451;

(c)	Swan Global Investments, LLC, 1099 Main Ave #206, Durango, CO 81301;

(d)	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111

(records as administrator, custodian and transfer agent); and

(d)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records as distributor).

Item 34.	Management Services

The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to Registration Statement No. 333-215607 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 28th day of April 2023.

SYNTAX ETF TRUST

(Registrant)

By:	/s/ Carly Arison

Carly Arison

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs*	Chief Executive Officer (Principal Executive Officer) and Trustee	April 28, 2023
Rory B. Riggs

/s/ David Jaffin*	Treasurer and Principal Financial Officer (fulfills the role of principal accounting officer)	April 28, 2023
David Jaffin

/s/ Kathy Cuocolo*	Trustee	April 28, 2023
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	April 28, 2023
Deborah Fuhr

/s/ George Hornig*	Trustee	April 28, 2023
George Hornig

/s/ Richard Lyons*	Trustee	April 28, 2023
Richard Lyons

/s/ Stewart Myers*	Trustee	April 28, 2023
Steward Myers

* by: /s/ Carly Arison	President	April 28, 2023
Carly Arison **

(**Attorney-in-fact pursuant to power of attorney previously filed.)

EXHIBIT INDEX

Exhibit #	Description
28(g)(d):	Amended Appendix A dated February 16, 2022 to the Master Custodian Agreement.
28(h)(i)(d):	Amended Schedule A dated February 16, 2023 to the Administration Agreement.
28(h)(iii)(a):	Amendment dated November 28, 2022 to the Fund CCO and AMLO Agreement with Foreside Fund Officer Services
28(m)(e):	Amended Schedule A dated February 16, 2023 to the Rule 12b-1 Plan dated March 28, 2018.
28(i):	Consent of Trust Counsel
28(j):	Consent of Independent Auditor